As filed with the Securities and Exchange Commission on July 31, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

             ☐  Pre-Effective Amendment No. _____                                                                           ☐  Post-Effective Amendment No. _____

(Check appropriate box or boxes)

Old Mutual Funds II
(Exact Name of Registrant as Specified in Charter)

720-200-7600
(Area Code and Telephone Number)

4643 South Ulster Street, Suite 600
Denver, Colorado 80237
(Address of Principal Executive Offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600
Denver, Colorado 80237
(Name and Address of Agent for Service)

Copies to:
William H. Rheiner, Esq.	Andra C. Ozols, Esq.
Stradley Ronon Stevens & Young, LLP	Old Mutual Capital, Inc.
2600 One Commerce Square	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103	Denver, CO 80237
(215) 564-8082	(720) 200-7600

It is proposed that this filing will become effective on August 31, 2009 pursuant to Rule 488.

No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

OLD MUTUAL FUNDS II
ON BEHALF OF THE
OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS FUND

●, 2009

Dear Valued Shareholder:

I am writing to let you know that on July 28, 2009, the Board of Trustees (the “Board”) of the Old Mutual Columbus Circle Technology and Communications Fund (the “Technology and Communications Fund”) approved the reorganization of the Technology and Communications Fund into the Old Mutual Focused Fund (the “Focused Fund”), subject to shareholder approval. The Board is requesting your vote on the proposal to reorganize the Technology and Communications Fund into the Focused Fund.

In recommending the reorganization of the Technology and Communications Fund into the Focused Fund, the Board considered that the Focused Fund’s management fee and expense limitations are lower than the Technology and Communications Fund’s management fee and corresponding expense limitations. In addition, the Focused Fund’s expense limitations extend through July 31, 2012 while the Technology and Communications Fund’s expense limitations may be discontinued anytime after December 31, 2010. Thus, if the reorganization is approved by shareholders, those shareholders who elect to participate in the reorganization are expected to benefit from lower fees and expenses.  In addition, if the proposal is approved, the Focused Fund is generally expected to realize economies of scale by combining with the Technology and Communications Fund.

In addition, the Board considered that the Focused Fund has a stronger long-term performance record than the Technology and Communications Fund, and Old Mutual Capital, Inc., the Funds’ investment manager, believes that if the reorganization is approved the Focused Fund will have improved marketability based upon (1) its strong historical performance record, and (2) the increase in assets resulting from the reorganization.  Thus, it is anticipated that the Focused Fund will be better positioned to attract new assets and enable shareholders to potentially benefit from further economies of scale.

Although the investment objectives and strategies for the Technology and Communications Fund and the Focused Fund differ, the Board recognizes that reorganizing the Technology and Communications Fund into the Focused Fund will enable shareholders to remain invested in a mutual fund that seeks capital appreciation, while also benefiting from being invested in a mutual fund that offers a lower management fee, stronger long-term performance, and lower expense limitations that extend for a longer period than the expense limitations for the Technology and Communications Fund.

Technology and Communications Fund shareholders of record as of the close of business on August 25, 2009 are entitled to vote on the proposal to reorganize the Technology and Communications Fund into the Focused Fund at a special meeting of shareholders (the “Meeting”) that will be held on November 23, 2009, at 10:00 a.m. Mountain Time, at the offices of Old Mutual Capital, Inc., located at 4643 South Ulster Street, Suite 600, Denver, Colorado.  If the Technology and Communications Fund reorganization is approved by shareholders, you will receive shares of the Focused Fund equivalent in dollar value to your shares in the Technology and Communications Fund at the time of the reorganization. Importantly, the reorganization is designed to be a tax-free reorganization, so shareholders will not realize a tax gain or loss as a direct result of the reorganization.

The enclosed combined Proxy Statement and Prospectus includes a detailed description of the proposed Technology and Communications Fund reorganization and compares, among other things, the investment objectives and policies, risks, operating expenses and performance history of the Technology and Communications Fund and Focused Fund.  We encourage you to read the entire Proxy Statement and Prospectus, which describes the proposal in detail.  This package also contains a proxy, a business reply envelope permitting you to vote by mail, and simple instructions on how to vote by phone or via the Internet.

THE BOARD HAS CAREFULLY CONSIDERED THE PROPOSAL, BELIEVES THE PROPOSAL TO BE IN THE BEST INTERESTS OF SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

You may vote in one of four ways:

BY MAIL using the enclosed proxy card;

BY INTERNET through the website listed on your proxy card;

BY TELEPHONE by calling the number indicated on your proxy card; or

IN PERSON at the Meeting of Shareholders on November 23, 2009.

Your vote is extremely important, no matter how many shares you own.  If we do not receive sufficient votes to approve the proposal, we may have to send additional mailings or conduct telephone solicitations.  If you have any questions about the proposal, please call our proxy solicitor, Broadridge at ●.

Thank you for your response and we look forward to preserving your trust as a valued shareholder over the long term.

Sincerely,

Leigh A. Wilson
Chairman
Old Mutual Funds II

OLD MUTUAL FUNDS II
Old Mutual Columbus Circle Technology and Communications Fund

NOTICE OF MEETING OF SHAREHOLDERS

To Be Held on November 23, 2009

4643 South Ulster Street, Suite 600
Denver, Colorado 80237

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Old Mutual Columbus Circle Technology and Communications Fund (the “Technology and Communications Fund”), a series portfolio of Old Mutual Funds II, will be held at the offices of Old Mutual Capital, Inc. located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237 on November 23, 2009, at 10:00 a.m. Mountain Time (the “Meeting”), for the purpose of voting on the proposal set forth below and to transact such other business that may properly come before the Meeting, or any adjournments thereof:

Approval of a Plan of Reorganization that provides for the sale of assets and liabilities of the Technology and Communications Fund to the Old Mutual Focused Fund.

The proposal is discussed in greater detail in the attached Combined Prospectus and Proxy Statement.  You are entitled to vote at the Meeting or any adjournments thereof if you owned shares of the Technology and Communications Fund at the close of business on August 25, 2009.  If you attend the Meeting or any adjournments thereof, you may vote your shares in person.  Whether or not you intend to attend the Meeting or any adjournments thereof, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;

(2)
Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)
Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

By order of the Board of Trustees,

Andra C. Ozols
Secretary
Old Mutual Funds II
Dated: ●, 2009
Denver, Colorado

COMBINED PROSPECTUS AND PROXY STATEMENT
●, 2009

Relating to the Acquisition of Assets of
OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL FOCUSED FUND

EACH A SERIES PORTFOLIO OF
OLD MUTUAL FUNDS II
4643 South Ulster Street, Suite 600
Denver, Colorado 80237
888-772-2888

This document is being furnished to you in connection with the Special Meeting of Shareholders of Old Mutual Columbus Circle Technology and Communications Fund (the “Technology and Communications Fund”), a series portfolio of Old Mutual Funds II, a Delaware statutory trust (“Old Mutual Funds II”), to be held at the offices of Old Mutual Capital, Inc. (“Old Mutual Capital”), located at the address listed above, on November 23, 2009 at 10:00 a.m. Mountain Time (the “Meeting”).  At the Meeting, you will be asked to approve a plan of reorganization (the “Plan of Reorganization”) for the Technology and Communications Fund and the consummation of the transactions described therein, as further described in this Combined Prospectus and Proxy Statement (“Prospectus/Proxy Statement”).

The Board of Trustees of Old Mutual Funds II, on behalf of the Technology and Communications Fund, is soliciting this proxy.  This prospectus/proxy statement will first be mailed to shareholders on or about ●, 2009.  The Board of Trustees (the “Board”) of Old Mutual Funds II has unanimously approved the Plan of Reorganization as being in the best interests of Technology and Communications Fund shareholders, and recommends that you vote “FOR” the proposal.

The Plan of Reorganization provides for the acquisition of assets and liabilities of the Technology and Communications Fund by the Old Mutual Focused Fund (the “Focused Fund,” and together with the Technology and Communications Fund, the “Funds”), a series portfolio of Old Mutual Funds II, and the reclassification of the issued and outstanding shares of the Technology and Communications Fund into shares of the Focused Fund based upon the net asset values of the two Funds (the “Reorganization”).  Upon the consummation of the Reorganization, all of the assets and liabilities of the Technology and Communications Fund will become assets and liabilities of the Focused Fund, and Class A shares of the Technology and Communications Fund will be reclassified as Class A shares of the Focused Fund, Class C shares of the Technology and Communications Fund will be reclassified as Class C shares of the Focused Fund,1  Class Z shares of the Technology and Communications Fund will be reclassified as Class Z shares of the Focused Fund, and Institutional Class shares of the Technology and Communications Fund will be reclassified as Institutional Class shares of the Focused Fund. The value of your account in the Focused Fund immediately after the Reorganization will be the same as the value of your account in the Technology and Communications Fund immediately before the Reorganization.

This Prospectus/Proxy Statement sets forth concisely the information that you should know before voting on the Plan of Reorganization.  This Prospectus/Proxy Statement should be read in its entirety and retained for future reference.  The statement of additional information related to this Prospectus/Proxy Statement dated July 29, 2009 is available upon request and without charge by contacting Old Mutual Funds II at the address or telephone number above, and is hereby incorporated by reference.

Like shares of the Technology and Communications Fund, shares of the Focused Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve risk, including the possible loss of the principal amount invested.

The current prospectuses for the Funds dated July 29, 2009, as supplemented, together with the related statement of additional information for the Funds dated July 29, 2009, as supplemented, are on file with the Securities and Exchange Commission (the “SEC”).  The prospectuses, statement of additional information, as well as the most recent annual report and semi-annual report for Old Mutual Funds II are available, without charge, by writing to Old Mutual Funds II, P.O. Box 219534, Kansas City, Missouri 64121-9534, or by calling 888-772-2888.  The SEC maintains a website at http://www.sec.gov that contains the prospectuses and statement of additional information described above, material incorporated by reference, and other information about Old Mutual Funds II.  You can also obtain additional information about the Funds on the Old Mutual Funds II website located at oldmutualfunds.com.

As with all mutual fund securities, the SEC has not approved or disapproved these securities or determined whether the information in this Prospectus/Proxy Statement is adequate or accurate.  Any representation to the contrary is a criminal offense.

[End of Front Cover Page]

1  It is anticipated that Class C shares of the Funds will be liquidated and terminated effective following the close of business on or about October 23, 2009.  If you own Class C shares, please see the “Share Classes” section of Appendix II of this Prospectus/Proxy Statement for more information about the closure.

OLD MUTUAL FUNDS II
Old Mutual Columbus Circle Technology and Communications Fund

TABLE OF CONTENTS

INTRODUCTION
A.           Questions and Answers Regarding the Reorganization
B.           Comparison of Investment Objectives and Strategies
C.           Comparison of Risk Factors
D.           Comparison of Performance
E.           Comparison of Fees and Expenses
F.           Comparison of Pricing, Purchase and Redemption Policies, Sales Charges, and Distribution
THE REORGANIZATION
A.           Information About The Reorganization
B.           Reasons for the Reorganization
C.           Federal Income Tax Consequences
D.           Other Conditions
E.           Shareholders’ Rights
F.           Capitalization
OTHER INFORMATION ABOUT THE FUNDS
A.           Investment Manager and Investment Advisers
B.           Portfolio Managers
C.           Financial Highlights
D.           Pending Litigation
E.           Additional Information About the Funds
OWNERSHIP OF FUND SHARES
LEGAL MATTERS
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
VOTING INFORMATION
OTHER BUSINESS
APPENDIX I     Plan of Reorganization

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

INTRODUCTION

The “Introduction” section of this Prospectus/Proxy Statement provides a brief overview of the key features and other matters typically of interest to shareholders considering a proposed reorganization between mutual funds. These questions and answers are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and details regarding the proposed reorganization.  The description of the Reorganization is qualified by reference to the full text of the Plan of Reorganization, which is attached as Appendix I.

A.	Questions and Answers Regarding the Reorganization

Q.	WHAT IS BEING PROPOSED?

A.
At the Meeting, you will be asked to approve a Plan of Reorganization that provides for the acquisition of assets and liabilities of the Technology and Communications Fund by the Focused Fund, and the reclassification of the issued and outstanding shares of the Technology and Communications Fund into shares of the Focused Fund based upon the net asset values of the two Funds (the “Reorganization”).  Upon the consummation of the Reorganization, all of the assets and liabilities of the Technology and Communications Fund will become assets and liabilities of the Focused Fund, and Class A shares of the Technology and Communications Fund will be reclassified as Class A shares of the Focused Fund, Class C shares of the Technology and Communications Fund will be reclassified as Class C shares of the Focused Fund,2 Class Z shares of the Technology and Communications Fund will be reclassified as Class Z shares of the Focused Fund, and Institutional Class shares of the Technology and Communications Fund will be reclassified as Institutional Class shares of the Focused Fund.  The value of your account in the Focused Fund immediately after the Reorganization will be the same as the value of your account in the Technology and Communications Fund immediately before the Reorganization.

Q.	WHY IS THE REORGANIZATION IN THE BEST INTERESTS OF SHAREHOLDERS?

A.	The Board, including each of the independent Trustees, determined that the Reorganization would be in the best interests of both Funds and their shareholders for the following reasons, among others:

•	The continuity of management given that Old Mutual Capital is the investment manager to both Funds.

•	The Focused Fund’s management fee is lower than the Technology and Communications Fund’s management fee and corresponding expense limitations.

•
The Focused Fund’s expense limitations extend through July 31, 2012 while the Technology and Communications Fund’s expense limitations may be discontinued anytime after December 31, 2010. Thus, if the reorganization is approved by shareholders, those shareholders who elect to participate in the reorganization are expected to benefit from lower fees and expenses.

•	The Focused Fund is generally expected to realize economies of scale by combining with the Technology and Communications Fund.

•	The Focused Fund has a stronger long-term performance record than the Technology and Communications Fund.

•
Old Mutual Capital’s belief that if the Reorganization is approved, the Focused Fund will have improved marketability based upon (1) its strong historical performance record and (2) the increase in assets resulting from the Reorganization, and will be better positioned to attract new assets and enable shareholders to enjoy economies of scale.

•	The continuity of portfolio management of the Focused Fund, which has had the same portfolio manager since its inception in 1999.

2  It is anticipated that Class C shares of the Funds will be liquidated and terminated effective following the close of business on or about October 23, 2009.  If you own Class C shares, please see the “Share Classes” section of Appendix II of this Prospectus/Proxy Statement for more information about the closure.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

•	The potential operating efficiencies that may result from combining the Funds that may enable shareholders to realize cost savings on their investment.

•	The anticipated tax-free nature of the Reorganization for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Reorganization.

For additional information regarding the Funds’ fees and expenses, please refer to the “Introduction – Comparison of Fees and Expenses” section of this Prospectus/Proxy Statement.  For additional information regarding the Funds’ performance, please refer to the “Introduction – Comparison of Performance” section of this Prospectus/Proxy Statement.

Q.	WHAT IS THE RECOMMENDATION OF THE BOARD OF TRUSTEES?

A.	The Board recommends that you vote “FOR” the Reorganization.

Q.	DO THE FUNDS HAVE THE SAME INVESTMENT ADVISER?

A.
Both Funds are managed by Old Mutual Capital.  Columbus Circle Investors (“Columbus Circle”) is responsible for providing the day-to-day investment advice to the Technology and Communications Fund pursuant to a sub-advisory agreement between Old Mutual Funds II, Old Mutual Capital and Columbus Circle.  OMCAP Investors, a division of Old Mutual Capital (“OMCAP Investors”), is responsible for providing the day-to-day investment advice to the Focused Fund pursuant to an investment management agreement between Old Mutual Funds II and Old Mutual Capital.

Q.	DO THE FUNDS HAVE THE SAME INVESTMENT OBJECTIVE?

A.
The investment objectives of the Technology and Communications Fund and the Focused Fund are different. The Technology and Communications Fund seeks to provide investors with long-term capital growth, while the Focused Fund seeks to provide investors with above-average returns over a three to five year market cycle.  Thus, the Focused Fund seeks to provide both capital growth and income over the stated period, and income is only incidental to the Technology and Communications Fund’s investment objective.

Q.	WHAT ARE THE PRIMARY DIFFERENCES IN THE INVESTMENT STRATEGIES AND RISKS OF THE FUNDS?

A.
Both Funds are similar in that they are “non-diversified” funds, meaning that they may own larger positions in a small number of securities than funds that are “diversified.” However, the Funds employ different investment strategies to achieve their respective investment objectives. To pursue its investment objective, the Technology and Communications Fund normally invests at least 80% of its net assets in equity securities of companies in the technology and communications sectors and may invest in securities of any market capitalization. In addition, the Technology and Communications Fund is “concentrated,” meaning that it will invest 25% or more of its total assets in the industries within the technology and communications sectors.  As of June 30, 2009, the Technology and Communications Fund had 72.65% of its assets invested in such industries.

To pursue its investment objective, the Focused Fund normally invests at least 80% of its net assets in equity securities of any market capitalization, and generally invests in large-capitalization companies that OMCAP Investors believes have sustainable long-term growth prospects but are currently trading at modest valuation.  The Focused Fund is not concentrated in any particular industry or group of industries.

Because the Technology and Communications Fund focuses its investments in the technology and communications sectors and certain industries within those sectors, it may be exposed to greater industry and sector risk than the Focused Fund, and its performance may be more significantly impacted by general economic conditions, worldwide scientific and technological developments, product cycles, competition and government regulation. However, blending growth and value investment styles and investing across various sectors and industries may cause the Focused Fund’s returns to be lower than returns of a concentrated fund, such as the Technology and Communications Fund, during periods when the market favors a growth investment style or companies in the technology and communications sectors.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

Furthermore, while both Funds may invest in small and mid-capitalization companies, the Focused Fund generally invests in large capitalization companies.  That means that the Focused Fund generally will be less exposed than the Technology and Communications Fund to the risks associated with small and mid-capitalization companies, including liquidity and volatility and risk.  Conversely, by investing primarily in large capitalization companies, the Focused Fund may experience lower returns than the Technology and Communications Fund during periods when the market favors small and mid-capitalization companies.

For additional information regarding the Funds’ investment strategies and risks, see the “Introduction – Comparison of Investment Objectives and Policies” and “Introduction – Comparison of Risk Factors” sections of this Prospectus/Proxy Statement.

Q.	HOW DO THE FUNDS COMPARE IN SIZE?

A.
As of June 30, 2009, the Technology and Communications Fund’s net assets were $112.8 million and the Focused Fund’s net assets were $79.2 million.  The asset size of each Fund fluctuates on a daily basis and the asset size of the Focused Fund after the Reorganization may be larger or smaller than the combined assets of the Funds as of June 30, 2009.

Q.	WILL THE PROPOSED REORGANIZATION RESULT IN HIGHER INVESTMENT MANAGEMENT FEES OR OTHER FUND EXPENSES?

A.	The Focused Fund’s management fee and expense limitations are lower than those of the Technology and Communications Fund, and are presented in the table below:

	Technology and Communications Fund	Focused Fund
Management Fee	0.95%	0.75%

Expense Limits
Class A	1.70%	1.20%
Class C	2.45%	1.95%
Class Z	1.45%	0.95%
Institutional Class	1.20%	0.80%

The Funds’ expense limits are the result of a contractual arrangement with Old Mutual Capital to cap Fund expenses, subject to certain exceptions.  The expense limits for the Technology and Communications Fund expire on December 31, 2010, and the expense limits for the Focused Fund expire on July 31, 2012.

Q.	WILL I HAVE TO PAY ANY SALES CHARGES ON SHARES RECEIVED IN THE REORGANIZATIONS?

A.
You will not pay a sales charge in connection with the acquisition of Focused Fund shares pursuant to the Plan of Reorganization. In addition, the holding period for purposes of calculating any contingent deferred sales charge applicable to Class A or Class C shares of the Focused Fund received pursuant to the Reorganization will be the date of original purchase of the corresponding Class A or Class C shares of the Technology and Communications Fund, and not the date of the Reorganization.

Q.	WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

A.
Legal counsel to the Technology and Communications Fund and the Focused Fund is expected to issue an opinion to Old Mutual Funds II that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes.  Shareholders are not expected to be subject to Federal income taxes as a direct result of the Reorganization.

Q.	WILL THE SERVICES PROVIDED BY OLD MUTUAL CAPITAL CHANGE?

A.
No.  Old Mutual Capital manages the Technology and Communications Fund and the Focused Fund.  The custodian, transfer agent and distributor are also the same for both Funds.  In addition, the Funds have the same procedures and privileges for distribution and the purchase, exchange, and redemption of shares. Please consult your financial intermediary for information on any services provided by them to the Funds.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

Q.	CAN I CONTINUE TO ADD TO MY TECHNOLOGY AND COMMUNICATIONS FUND ACCOUNT?

A.
Yes.  Technology and Communications Fund shareholders may continue to make investments in the Technology and Communications Fund before the closing date of the Reorganization.  After the closing date of the Reorganization, investments in the Technology and Communications Fund after the closing date of the reorganization cannot be accepted and will be rejected.

Q.	WHAT HAPPENS IF THE REORGANIZATION IS NOT APPROVED?

A.
Any shares you held in the Technology and Communications Fund would remain Technology and Communications Fund shares.  The Technology and Communications Fund and the Focused Fund would each continue to operate separately and the Board would determine what further action, if any, to take.

Q.	WILL EITHER FUND PAY FOR THE PROXY SOLICITATION, LEGAL AND OTHER COSTS ASSOCIATED WITH THE PROPOSED REORGANIZATION?

A.
The Funds will pay all costs and expenses associated with the Reorganization, however, these costs and expenses will be borne by Old Mutual Capital to the extent the Funds exceed their current expense limitations.  Costs associated with the Reorganization generally include printing and mailing costs, solicitation costs, legal costs, costs paid to the Funds’ independent registered public accounting firm, and other miscellaneous costs.  All costs and expenses associated with the Reorganization will be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets.  The anticipated costs of the solicitation are approximately $136,123.

Q.	IF APPROVED, WHEN WILL THE PROPOSED REORGANIZATION TAKE PLACE?

A.
If approved, the Reorganization will be effective the close of business on or about December 4, 2009, or as soon as reasonably practicable after shareholder approval is obtained (the “Closing Date”).  Shortly after completion of the Reorganization, shareholders will receive a confirmation statement reflecting their new Focused Fund account number and number of shares owned.

Q.	WHAT IF I WANT TO EXCHANGE MY SHARES FOR ANOTHER OLD MUTUAL FUND PRIOR TO THE REORGANIZATION?

A.
You may exchange your shares into other mutual funds advised by Old Mutual Capital (each an “Old Mutual Fund”) before the Closing Date by calling 888-772-2888 or contacting your financial intermediary.  If you choose to exchange your Technology and Communications Fund shares for another Old Mutual Fund, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an IRA.  If you exchange your shares before the date of the Meeting or any adjournments thereof, you will still be asked to cast your vote on the Reorganization.

Q.	HOW MANY VOTES AM I ENTITLED TO CAST?

A.
Shareholders of record of the Technology and Communications Fund as of the close of business on August 25, 2009 (the “Record Date”) are entitled to vote at the Meeting.  You are entitled to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of net asset value of shares held in your name as determined as of the Record Date.

Q.	HOW CAN I VOTE MY SHARES?

A.
You are entitled to vote at the Meeting or any adjournments thereof if you owned shares of the Technology and Communications Fund as of the close of business on August 25, 2009.  If you attend the Meeting or any adjournments thereof, you may vote your shares in person.  Whether or not you intend to attend the Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;

(2)
Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)
Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

Q.	IF I VOTE MY PROXY NOW, CAN I CHANGE MY VOTE LATER?

A.
If you vote your proxy now, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II.  In addition, although mere attendance at the Meeting will not revoke a proxy, if you attend the Meeting you may withdraw your proxy and vote in person.

Q.	WHAT IS THE REQUIRED VOTE TO APPROVE THE PROPOSED REORGANIZATION?

A.
At the Meeting, a quorum being present, approval of the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Technology and Communications Fund as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).  This means the affirmative vote of the lesser of: (a) 67% or more of the voting securities of the Technology and Communications Fund present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Technology and Communications Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Technology and Communications Fund.

Q.	WHOM SHOULD I CALL FOR ADDITIONAL INFORMATION ABOUT THIS PROSPECTUS/PROXY STATEMENT?

A.	Please call the proxy solicitor, Broadridge, at ● to obtain additional information regarding the proposed Reorganization.

B.	Comparison of Investment Objectives and Strategies

The investment objectives of the Technology and Communications Fund and the Focused Fund are different.  The Technology and Communications Fund seeks to provide investors with long-term capital growth, while the Focused Fund seeks to provide investors with above-average returns over a three to five year market cycle.  Thus, the Focused Fund seeks to provide both capital growth and income over the stated period, and income is only incidental to the Technology and Communications Fund’s investment objective.

Both Funds are similar in that they are “non-diversified” funds, meaning that they may own larger positions in a small number of securities than funds that are “diversified.” However, the Funds employ different investment strategies to achieve their respective investment objectives. To pursue its investment objective, the Technology and Communications Fund normally invests at least 80% of its net assets in equity securities of companies in the technology and communications sectors and may invest in securities of any market capitalization. In addition, the Technology and Communications Fund is “concentrated,” meaning that it will invest 25% or more of its total assets in the industries within the technology and communications sectors. As of June 30, 2009, the Technology and Communications Fund had 72.65% of its assets invested in such industries.

To pursue its investment objective, the Focused Fund normally invests at least 80% of its net assets in equity securities of any market capitalization, and generally invests in large-capitalization companies that OMCAP Investors believes have sustainable long-term growth prospects but are currently trading at modest valuation. The Focused Fund is not concentrated in any particular industry or group of industries.

Columbus Circle’s Investment Strategies – Technology and Communications Fund

Columbus Circle’s investment process is based on a growth-oriented process that uses fundamental research to evaluate growth and company quality.  Columbus Circle’s process is based on the premise that companies doing better than expected will have rising securities prices while companies producing less than expected results will not.  Columbus Circle refers to its discipline as positive momentum and positive surprise.

Columbus Circle focuses its research on finding positive momentum and positive surprise and strives to invest in companies that exceed investor expectations. Through careful analysis of company fundamentals in the context of the prevailing economic environment, Columbus Circle selects companies that meet its criteria.  Columbus Circle believes that when a company demonstrates positive momentum and positive surprise in its business progress, its share price has historically continued on an upward trend.  As the company benefits from the strengths of a new product cycle, a niche technology or service, or a dominant secular trend, the stock has historically outperformed the market.  Columbus Circle closely monitors a company’s progress versus expectations in evaluating whether to purchase a stock.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

OMCAP Investors’ Investment Strategies – Focused Fund

OMCAP Investors’ core investment process is driven by fundamental research and a multi-factor model that screens companies with attractive valuations relative to the sector and the market, near-term business dynamics, and long-term earnings growth.  These securities are generally trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power.  The investment process for the Focused Fund (1) attempts to focus on stocks of companies that are industry leaders where management teams have an incentive to grow bottom line earnings rather than focus primarily on revenues or return on equity; and (2) is based primarily on the belief that appropriately priced companies that are leaders in their industries with limited competition and high barriers to entry possess the characteristics that have the highest probability of outperforming the market over full market cycles in the blend space.

While the Board recognizes that the investment objectives and strategies for the Technology and Communications Fund and the Focused Fund differ, reorganizing the Technology and Communications Fund into the Focused Fund will enable shareholders to remain invested in a mutual fund that seeks capital appreciation, while also benefiting from being invested in a mutual fund that offers a lower management fee, stronger long-term performance, and lower expense limitations that extend for a longer period than the expense limitations for the Technology and Communications Fund.

Portfolio Turnover Rate

The annual portfolio turnover rate for the Technology and Communications Fund was 313.69% for the fiscal year ended March 31, 2009.  The Focused Fund’s portfolio turnover rate for the same period was 309.24%.  A fund with a higher portfolio turnover rate may result in higher transaction costs and may result in additional taxes for shareholders as compared to a fund with less portfolio turnover.

C.	Comparison of Risk Factors

Each Fund may invest in various types of securities or use certain investment techniques to achieve its investment objective. The following is a summary of the principal risks associated with such securities and investment techniques. Additional information about these risks is included in the Funds’ prospectus. As with any security, an investment in either Fund involves certain risks, including loss of principal. An investment in the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The fact that a particular risk is not identified does not indicate that a Fund does not invest its assets in, or is precluded from investing its assets in, securities that give rise to that risk.

Similar Risk Factors of the Funds

Like all investments in securities, you risk losing money by investing in the Funds.  The main risks of investing in each Fund are as follows:

Stock Market Risk.  The value of the stocks and other securities owned by the Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize the investment advisers’ determination of an investment’s value or the investment advisers may misgauge that value.

Non-Diversified Fund Risk.  The Funds are “non-diversified,” which means that they may own larger positions in a smaller number of securities than funds that are “diversified.”  The Funds may invest up to 25% of their total assets in the securities of one issuer.  This means that an increase or decrease in the value of a single security likely will have a greater impact on the Funds’ net asset value and total return than a diversified fund.  The Funds’ share prices may also be more volatile than those of diversified funds.

Small and Mid-Capitalization Company Risk.  Both Funds may invest in small capitalization or mid-capitalization companies.  While small capitalization and mid-capitalization companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small capitalization and mid-capitalization issuers may be less liquid and more volatile than securities of larger companies.  This means that the Funds could have greater difficulty buying or selling a security of a small capitalization or mid-capitalization issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Funds may focus their investments in certain industries within certain sectors, which may cause the Funds’ performance to be susceptible to the economic, business or other developments that affect those industries.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

Primary Differences in Risk Factors of the Funds

While both Funds may be exposed to industry and sector risk, the Technology and Communications Fund focuses its investments in the technology and communications sectors and certain industries within those sectors.  Thus, it may be exposed to greater industry and sector risk than the Focused Fund and its performance may be more significantly impacted by general economic conditions, worldwide scientific and technological developments, product cycles, competition and government regulation. However, blending growth and value investment styles and investing across various sectors and industries may cause the Focused Fund’s returns to be lower than returns of a concentrated fund, such as the Technology and Communications Fund, during periods when the market favors a growth investment style or companies in the technology and communications sectors.

Furthermore, while both Funds may invest in small and mid-capitalization companies, the Focused Fund generally invests in large capitalization companies.  That means that the Focused Fund generally will be less exposed than the Technology and Communications Fund to the risks associated with small and mid-capitalization companies, including liquidity and volatility risk.  Conversely, by investing primarily in large capitalization companies, the Focused Fund may experience lower returns than the Technology and Communications Fund during periods when the market favors small and mid-capitalization companies.

More information regarding the risks of investing in the Funds is included in the Old Mutual Funds II prospectus.

D.	Comparison of Performance

The following bar charts and performance tables illustrate the risks of investing in the Funds by showing changes in each Fund’s performance year to year and by showing how each Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Funds’ past performance, both before and after taxes, does not guarantee how they will perform in the future.  Performance reflects a limitation on the total expenses of the Funds pursuant to arrangements with the Funds’ current and former investment advisers.  The Funds’ returns would have been lower if the expense limitations had not been in effect.  Prior to January 1, 2006, the Technology and Communications Fund was managed by an investment adviser different than the Fund’s current investment manager and sub-adviser and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.  The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Funds’ Class Z shares.  Performance for the Funds’ other share classes will vary due to differences in fees and expenses.

Technology and Communications Fund Year-by-Year Total Returns through December 31, 2008 – Class Z Shares

1999	243.89%
2000	(43.69)%
2001	(52.38)%
2002	(54.48)%
2003	44.91%
2004	5.18%
2005	9.23%
2006	4.11%
2007	32.02%
2008	(45.58)%

Focused Fund Year-by-Year Total Returns through December 31, 2008 –
Class Z Shares

2000	24.81%
2001	3.44%
2002	(28.63)%
2003	33.36%
2004	14.13%
2005	1.93%
2006	22.86%
2007	2.99%
2008	(32.70)%

The Technology and Communications Fund’s Class Z shares year-to-date return as of June 30, 3009 was 29.06%.

The Focused Fund’s Class Z shares year-to-date return as of June 30, 2009 was 10.95%.

	Technology and Communications Fund		Focused Fund
Best Quarter:	Q4 1999	111.54%	Q1 2000	29.53%
Worst Quarter:	Q4 2000	(50.95)%	Q4 2008	(19.03)%

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

The table below compares the Technology and Communications Fund’s average annual total return information to the NYSE Arca Tech 100 Index®, a price-weighted index of the top 100 U.S. technology stocks from 16 different industries within the technology sector. The table also compares the Focused Fund’s average annual total return information to the S&P 500 Index®, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries.  Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2008

				Past
				10 Years or
	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception+
Technology and Communications Fund
Class Z	9/29/95

Before Taxes		(45.58)%	(2.99)%	(6.28)%

After Taxes on Distributions		(45.58)%	(2.99)%	(6.93)%

After Taxes on Distributions
and Sale of Fund Shares^		(29.63)%	(2.51)%	(4.82)%

Class A	9/30/03

Before Taxes		(48.94)%	(4.40)%	(2.19)%

Class C	9/30/03

Before Taxes		(46.69)%	(3.96)%	(1.80)%

Institutional Class	12/20/06

Before Taxes		(45.56)%	N/A	(15.18)%

NYSE Arca Tech 100 Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		(34.51)%	(2.14)%	3.48%

Focused Fund
Class Z	2/12/99
		(32.70)%	(0.19)%	6.14%
Before Taxes
		(33.11)%	(0.56)%	5.52%
After Taxes on Distributions

After Taxes on Distributions
and Sale of Fund Shares^		(21.21)%	(0.28)%	5.04%

Class A	9/30/03

Before Taxes		(36.77)%	(1.62)%	1.08%

Class C	9/30/03

Before Taxes		(34.00)%	(1.17)%	1.48%

Institutional Class	12/20/06

Before Taxes		(32.43)%	N/A	(16.58)%

S&P 500 Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		(37.00)%	(2.19)%	(1.42)%

+	Index returns for the Technology and Communications Fund are for the past 10 years. Index returns for the Focused Fund are since February 12, 1999.

^
When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

After-tax performance is shown for Class Z shares.  After-tax performance for the Funds’ other share classes will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

E.	Comparison of Fees and Expenses

The following tables compare the fees and expenses you may incur directly or indirectly as an investor in the Technology and Communications Fund and the Focused Fund.  The tables also show the projected estimated fees and expenses you may incur directly or indirectly as an investor in the Focused Fund (“pro forma”) assuming (1) the Reorganization is approved, and (2) the Reorganization is approved and the reorganization of the Old Mutual Growth Fund (“Growth Fund”) into the Focused Fund is approved by shareholders of the Growth Fund.3  Annual operating expenses for the Funds shown below reflect expenses as of March 31, 2009 and were determined based on each Fund’s net assets as of March 31, 2009.  Shareholder transaction fees are paid directly from your account.  Annual operating expenses are paid out of the Fund’s assets.  Additional fees may be imposed by your investment adviser or broker.

Fees and Expenses Table – Technology and Communications Fund and FocusedFund

	Class A	Class C	Institutional Class	Class Z
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%	None	None

Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)	2.00%(2)	2.00%(2)

Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

3 The Board is also proposing to shareholders of the Growth Fund, by separate proxy, to reorganize the Growth Fund into the Focused Fund.  Neither the proposed reorganization of the Technology and Communications Fund nor the proposed reorganization of the Growth Fund is conditioned upon the completion of the other.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees(3)	Distribution (12b-1) Fees	Service Fees	Other Operating Expenses	Acquired Fund Fees and Expenses(4)	Total Other Expenses	Total Annual Operating Expenses(5)	Expense (Reduction)/ Recoupment	Net Annual Operating Expenses(6)
Class A
Technology and Communications Fund (Unaudited)	0.95%	None	0.25%	1.66%	0.01%	1.92%	2.87%	(1.16)%	1.71%

Focused Fund (Unaudited)	0.75%	None	0.25%	1.76%	0.01%	2.02%	2.77%	(1.56)%	1.21%

Focused Fund (Estimated Pro Forma Technology and Communications Fund) (Unaudited)	0.75%	None	0.25%	1.06%	0.01%	1.32%	2.07%	(0.86)%	1.21%

Focused Fund (Estimated Pro Forma Technology and Communications Fund & Growth Fund) (Unaudited)	0.72%	None	0.25%	0.98%	0.01%	1.24%	1.96%	(0.75)%	1.21%

Class C
Technology and Communications Fund (Unaudited)	0.95%	0.75%	0.25%	1.63%	0.01%	1.89%	3.59%	(1.13)%	2.46%

Focused Fund (Unaudited)	0.75%	0.75%	0.25%	5.67%	0.01%	5.93%	7.43%	(5.47)%	1.96%

Focused Fund (Estimated Pro Forma Technology and Communications Fund) (Unaudited)	0.75%	0.75%	0.25%	1.64%	0.01%	1.90%	3.40%	(1.44)%	1.96%

Focused Fund (Estimated Pro Forma Technology and Communications Fund & Growth Fund) (Unaudited)	0.72%	0.75%	0.25%	1.00%	0.01%	1.26%	2.73%	(0.77)%	1.96%

Class Z
Technology and Communications Fund (Unaudited)	0.95%	None	None	0.93%	0.01%	0.94%	1.89%	(0.43)%	1.46%

Focused Fund (Unaudited)	0.75%	None	None	0.70%	0.01%	0.71%	1.46%	(0.50)%	0.96%

Focused Fund (Estimated Pro Forma Technology and Communications Fund) (Unaudited)	0.75%	None	None	0.83%	0.01%	0.84%	1.59%	(0.63)%	0.96%

Focused Fund (Estimated Pro Forma Technology and Communications Fund & Growth Fund) (Unaudited)	0.72%	None	None	0.63%	0.01%	0.64%	1.36%	(0.40)%	0.96%

Institutional Class
Technology and Communications Fund (Unaudited)	0.95%	None	None	0.56%	0.01%	0.57%	1.52%	(0.31)%	1.21%

Focused Fund (Unaudited)	0.75%	None	None	0.23%	0.01%	0.24%	0.99%	(0.18)%	0.81%

Focused Fund (Estimated Pro Forma Technology and Communications Fund) (Unaudited)	0.75%	None	None	0.08%	0.01%	0.09%	0.84%	(0.03)%	0.81%

Focused Fund (Estimated Pro Forma Technology and Communications Fund & Growth Fund) (Unaudited)	0.72%	None	None	0.12%	0.01%	0.13%	0.85%	(0.04)%	0.81%

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

(2)
To prevent the Funds from being adversely affected by the transaction costs associated with short-term trading activity, the Funds will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase.  Such fees are not sales charges or contingent deferred sales charges, but are retained by the Funds for the benefit of all shareholders.  See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus/Proxy Statement for more details.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)
The Funds indirectly pay a portion of the expenses incurred by acquired funds.  Acquired Fund Fees and Expenses is an estimated annualized expense ratio of the acquired funds, based upon the historical expense ratio of the acquired funds as of their most recent fiscal period, which are stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon the actual expenses of the acquired funds. Because acquired fund fees and expenses are indirect expenses of the Fund, they are excluded from the expense limitation.

(5)
Total Annual Operating Expenses for the Technology and Communications Fund and the Focused Fund (non-pro forma) do not correlate to the ratio of gross expenses to average net assets of the Fund stated in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(6)
These are the expenses you should expect to pay as an investor in these Funds as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2010 for the Technology and Communications Fund and through July 31, 2012 for the Focused Fund that portion, if any, of the annual management fee payable by the Funds and to pay certain expenses of the Funds to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.70%, 2.45%, 1.45% and 1.20% for the Technology and Communications Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively; and 1.20%, 1.95%, 0.95% and 0.80% for the Focused Fund’s and the post-Reorganization Focused Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Funds’ total annual operating expenses:  fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs).  The Technology and Communications Fund’s fund level expenses are limited to 1.05% for each class and class level expenses are limited to 0.65%, 1.40%, 0.40% and 0.15% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  The Focused Fund’s and the post-Reorganization Focused Fund’s fund level expenses are limited to 0.80% for each class and class level expenses are limited to 0.40%, 1.15%, 0.15% and 0.00% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit.  Through December 31, 2008, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Thereafter through December 31, 2010 for the Technology and Communications Fund and through July 31, 2012 for the Focused Fund, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed.

Old Mutual Capital has also contractually agreed to limit the operating expenses of the Funds (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00%, 3.75%, 2.75% and 2.75% for the Funds’ Class A, Class C, Class Z and Institutional Class shares, respectively, effective January 1, 2011 for the Technology and Communications Fund and effective August 1, 2012 for the Focused Fund, through December 31, 2019.  Old Mutual Capital will consider further reductions to these limits on an annual basis.  Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed.

This example is intended to help you compare the cost of investing in the Funds and in the combined Fund on a pro forma basis.  The examples make four assumptions: 1) you invest $10,000 in each Fund and in the Focused Fund after the Reorganization for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment.  The example is hypothetical.  Your actual costs may be higher or lower.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

Your Cost Tables

	Technology and Communications Fund				Focused Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$739	$1,309	$1,905	$3,507	$691	$937	$1,534	$3,146
Class C	$349	$996	$1,764	$3,781	$299	$615	$1,448	$3,622
Class Z	$149	$553	$982	$2,178	$98	$306	$646	$1,608
Institutional Class	$123	$450	$800	$1,786	$83	$259	$492	$1,163

	Focused Fund (Estimated Pro Forma Technology and Communications Fund):

	1 Year	3 Years	5 Years	10 Years
Class A	$691	$937	$1,292	$2,041
Class C	$299	$615	$1,371	$3,368
Class Z	$98	$306	$676	$1,716
Institutional Class	$83	$259	$457	$1,029

	Focused Fund (Estimated Pro Forma Technology and Communications Fund and Growth Fund):

	1 Year	3 Years	5 Years	10 Years
Class A	$691	$937	$1,281	$2,030
Class C	$299	$615	$1,226	$2,880
Class Z	$98	$306	$624	$1,526
Institutional Class	$83	$259	$461	$1,042

You would pay the following if you did not redeem your shares:

	Technology and Communications Fund				Focused Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class C	$249	$996	$1,764	$3,781	$199	$615	$1,448	$3,622

	Focused Fund (Estimated Pro Forma Technology and Communications Fund):

	1 Year	3 Years	5 Years	10 Years
Class C	$199	$615	$1,371	$3,368

	Focused Fund (Estimated Pro Forma Technology and Communications Fund and Growth Fund):

	1 Year	3 Years	5 Years	10 Years
Class C	$199	$615	$1,226	$2,880

F.	Comparison of Pricing, Purchase and Redemption Policies, Sales Charges, and Distribution

Sales Charges and Distributions

Shares of the Technology and Communications Fund and the Focused Fund are distributed by Old Mutual Investment Partners (the “Distributor”), a wholly-owned subsidiary of Old Mutual Capital.  The Distributor receives no compensation for serving in such capacity, except as provided in separate distribution plans, adopted pursuant to Rule 12b-1 of the 1940 Act for each Fund’s Class A and Class C shares, and service plans that enable the Funds to directly and indirectly bear certain expenses relating to the distribution and sale of shares and services provided to shareholders.  Pursuant to the Funds’ service plans, both the Technology and Communications Fund and the Focused Fund pay the Distributor a service fee at an annual rate of 0.25% of the average daily net assets attributable to Class A shares.  Pursuant to the Funds’ distribution plans and service plans, both Funds pay a distribution fee and service fee at an annual combined rate of 1.00% of the average daily net assets attributable to Class C shares.  Because these fees are paid out of the assets of Class A and Class C on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  For more information on distribution and service fees, refer to the Old Mutual Funds II prospectus.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

Pricing, Purchase and Redemption Policies

The Funds have the same procedures for calculating share price and valuing portfolio securities, and the same policies regarding excessive or short term trading.  These policies and procedures are described in the following sections.

For more information regarding the Funds’ pricing, purchase and redemption policies, sales charges and distribution, please see Appendix II to this Prospectus/Proxy Statement.

THE REORGANIZATION

A.	Information About The Reorganization

Shareholders of the Technology and Communications Fund are being asked to approve the Plan of Reorganization, which sets forth the terms and conditions under which the Reorganization will be implemented.  The Plan of Reorganization provides for the sale of all the assets and liabilities of the Technology and Communications Fund to the Focused Fund and the reclassification of the issued and outstanding Technology and Communications Fund shares into Focused Fund shares.  If shareholders of the Technology and Communications Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of the Technology and Communications Fund will become the assets and liabilities of the Focused Fund, and the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Technology and Communications Fund will be reclassified as Class A, Class C, Institutional Class and Class Z shares, respectively, of the Focused Fund that have a net asset value equal to the value of the Technology and Communications Fund net assets immediately prior to the Reorganization.  The value of each Technology and Communications Fund shareholder’s account in the Focused Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with Technology and Communications Fund immediately prior to the Reorganization.

The value of the Technology and Communications Fund’s assets to be acquired and the amount of its liabilities to be assumed by the Focused Fund and the NAV of a share of the Technology and Communications Fund will be determined as of the close of regular trading on the NYSE on the Closing Date, after the declaration of any dividends on the Closing Date, and will be determined in accordance with the valuation procedures adopted by the Board and described in Old Mutual Funds II’s and the Funds’ currently effective prospectus and statement of additional information. The Closing Date is expected to occur the close of business on or about December 4, 2009.

As soon as practicable after the Closing Date, the Technology and Communications Fund will distribute pro rata to its shareholders of record the shares of the Focused Fund it receives in the Reorganization, so that each shareholder of the Technology and Communications Fund will receive a number of full and fractional shares of the Focused Fund equal in value to his or her holdings in the Technology and Communications Fund, and the Technology and Communications Fund will be terminated.  Such distribution will be accomplished by opening accounts on the books of the Focused Fund in the names of each owner of record of the Technology and Communications Fund and by crediting thereto the respective number of shares of the Focused Fund due such owner. Accordingly, immediately after the Reorganization, each former shareholder of the Technology and Communications Fund will own shares of the Focused Fund that will be equal to the value of that shareholder’s shares of the Technology and Communications Fund as of the Closing Date. Any special options (for example, automatic investment plans on current Technology and Communications Fund shareholder accounts) will automatically transfer to the new accounts.

The implementation of the Reorganization is subject to a number of conditions as set forth in the Plan of Reorganization, including approval of the shareholders of the Technology and Communications Fund. The Plan of Reorganization also requires receipt of a tax opinion indicating that, for federal income tax purposes, the Reorganization qualifies as a tax-free reorganization. The Plan of Reorganization may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the Board if it is determined that the Reorganization would disadvantage either of the Funds. Please review the Plan of Reorganization carefully. A copy of the Plan of Reorganization is attached as Appendix I to this Prospectus/Proxy Statement.

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B.	Reasons for the Reorganization

The Board of Old Mutual Funds II, including each of the independent Trustees, determined that the reorganization of the Technology and Communications Fund into the Focused Fund would be in the best interests of both Funds and their shareholders.

In evaluating the proposed Reorganization, the Board considered a number of factors, including:

•	The continuity of management given that Old Mutual Capital is the investment manager to both Funds.

•
The relative fees and expenses of each Fund.  Specifically, the Board considered that the Focused Fund’s management fee is 0.20% lower than the Technology and Communications Fund’s management fee, the current expense limits for the Focused Fund’s Class A, Class C, and Class Z shares are each 0.50% lower than each of the Technology and Communications Fund’s Class A, Class C and Class Z shares, and the current expense limit for the Focused Fund’s Institutional Class shares is 0.40% lower than the Technology and Communications Fund’s Institutional Class shares.  In addition, the Board considered that the Focused Fund’s expense limitations extend through July 31, 2012 while the Technology and Communications Fund’s expense limitations may be discontinued anytime after December 31, 2010. Thus, if the reorganization is approved by shareholders, those shareholders who elect to participate in the reorganization are expected to benefit from lower fees and expenses.

•
The relative investment performance of each Fund.  Specifically, the Board considered that the Focused Fund has a stronger long-term performance record than the Technology and Communications Fund, and Old Mutual Capital believes that if the Reorganization is approved, the Focused Fund will have improved marketability based upon (1) its strong historical performance record, and (2) the increase in assets resulting from the Reorganization.  Thus, it is anticipated that the Focused Fund will be better positioned to attract new assets and enable shareholders to enjoy economies of scale.

•	The continuity of portfolio management of the Focused Fund, which has had the same portfolio manager since its inception in 1999.

•	That shareholders will not pay a sales charge in connection with the acquisition of Focused Fund shares pursuant to the Plan of Reorganization.

•	The potential operating efficiencies that may result from combining the Funds that may enable shareholders to realize cost savings on their investment.

•	The anticipated tax-free nature of the Reorganization for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Reorganization.

•	The relative size of each Fund.

•
That the Focused Fund will succeed to the capital loss carryforwards of the Technology and Communications Fund that are available at the time of the Reorganization to offset future capital gains assuming the Reorganization qualifies as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended.  However, the capital loss carryforwards of both the Technology and Communications Fund and Focused Fund will be subject to an annual limitation as discussed in the “Federal Income Tax Consequences” section below.

•	Whether the interests of either Fund’s current shareholders would be diluted in connection with the proposed Reorganization.

Old Mutual Capital advised the Board that while the investment objectives and strategies for the Technology and Communications Fund and the Focused Fund differ, reorganizing the Technology and Communications Fund into the Focused Fund will enable shareholders to remain invested in a mutual fund that seeks capital appreciation, while also benefitting from being invested in a mutual fund that offers a lower management fee, lower expense limitations, and stronger long-term performance.  After considering alternatives for the future of the Technology and Communications Fund, the Board approved Old Mutual Capital’s proposal to reorganize the Technology and Communications Fund into the Focused Fund.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

C.	Federal Income Tax Consequences

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).  Based on certain assumptions made and representations to be made on behalf of the Technology and Communications Fund and the Focused Fund, it is expected that Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) will provide a legal opinion to the effect that, for federal income tax purposes: (i) shareholders of the Technology and Communications Fund will not recognize any gain or loss as a result of the exchange of their shares of the Technology and Communications Fund for shares of the Focused Fund; (ii) the Focused Fund and its shareholders will not recognize any gain or loss upon receipt of the Technology and Communications Fund’s assets; and (iii) the holding period and aggregate tax basis for Focused Fund shares that are received by a Technology and Communications Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of Technology and Communications Fund previously held by such shareholder.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts.  If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, Technology and Communications Fund would recognize gain or loss on the transfer of its assets to Focused Fund and each shareholder of Technology and Communications Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Technology and Communications Fund shares and the fair market value of the shares of Focused Fund it received.  For purposes of the discussion below, the Reorganization of Technology and Communications Fund and Focused Fund together with the reorganization of Growth Fund and Focused Fund are collectively referred to as the “Transaction;” Technology and Communications Fund and Growth Fund, the “Acquired Funds;” Focused Fund, the “Acquiring Fund;” and Acquiring Fund together with Acquired Funds, collectively, the “Funds,” or individually, the “Fund.”

Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains.  The Acquiring Fund will succeed to the tax attributes of the Acquired Funds, including any available capital loss carryforwards, as of the Closing Date.  Based on the respective net asset values of the Funds as of June 30, 2009, the Transaction will result in a more than 50% “change in ownership” of each of the Technology and Communications Fund and Focused Fund.  As a result, the capital loss carryovers (together with any current year realized capital gain/loss and unrealized appreciation/depreciation in value of investments, collectively referred to as “total net capital loss carryovers”) of the Technology and Communications Fund and Focused Fund will be subject to an annual limitation for federal income tax purposes.  In addition, for five years beginning after the Closing Date, the Acquiring Fund will not be permitted to offset gains “built-in” to either of the Acquired Funds or Acquiring Fund at the time of the Transaction against capital losses (including capital loss carry-forwards) built in to one of the other  Funds at the time of the Transaction.  The total net capital loss carryovers of the Funds, and the approximate annual limitation on the use of the Technology and Communications Fund’s and Focused Fund’s total net capital loss carryovers following the Transaction are as follows:

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

Line		Growth Fund [Acquired Fund]	Technology and Communications Fund [Acquired Fund]	Focused Fund [Acquiring Fund]

1	Capital loss carryovers (1)
	Expiring 2010		($1,941,003,000)	($73,272,000)
	Expiring 2011		($425,950,000)
	Expiring 2013	($841,900,000)
	Expiring 2014	($312,740,000)
	Expiring 2017	($16,138,000)	($8,423,000)	($17,649,000)
2	Realized capital gain (loss) on a book basis at 6/30/09	($9,090,266)	$6,007,938	$1,032,208
3	Unrealized appreciation (depreciation) on a book basis at 6/30/2009	$9,243,661	$22,938,327	$9,503,498
4	Total net capital loss carryovers [L1+L2+L3]	($1,170,624,605)	($2,346,429,735)	($80,385,294)
5	Unrealized appreciation (deprecation) as a percentage of NAV [L3/L6]	3%	20%	12%
6	Net asset value at 6/30/09	$322,830,336	$112,814,172	$79,240,759
7	Long-term tax-exempt rate [August 2009]	n/a	4.48%	4.48%
8	Annual limitation [L6 x L7]	n/a	$5,054,075	$3,549,986

(1) As of the close of each Fund’s fiscal year ended March 31, 2009.

The actual annual loss limitations will equal the aggregate net asset values of the Technology and Communications Fund and Focused Fund on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes (such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments of such Fund on the Closing Date that is recognized in a taxable year). These annual limitations on use of the Technology and Communications Fund’s and Focused Fund’s total net capital loss carryovers will likely be material, but, in the case of the Technology and Communications Fund, it is likely that its capital loss carryovers would not have been fully utilized in any event before they expired because of the amount of such Fund’s capital loss carryovers relative to its aggregate net asset value.  However, the total net capital loss carryovers of the Growth Fund will continue to be available without limitation to the benefit of all of the shareholders of the Funds, provided, among other things, that the aggregate net asset value of the Growth Fund on the Closing Date equals or exceeds 50% of the aggregate net asset values of all of the Funds on a combined basis on the Closing Date.  This being the case, the benefits of the Growth Fund’s total net capital loss carryovers will accrue post-Transaction to the shareholders of all three Funds.  This might be viewed as resulting in a slight reduction in the available tax benefits for the shareholders of the Growth Fund, although such capital loss carryovers are a tax benefit only to the extent such losses offset future capital gains and, moreover, it is likely that the Growth Fund’s capital loss carryovers would not have been fully utilized in any event before they expired because of the amount of the Growth Fund’s capital loss carryovers relative to its aggregate net asset value.

Buying shares in a fund that has material unrealized appreciation in portfolio investments may be less tax efficient than buying shares in a fund with no such unrealized appreciation in value of investments.  Conversely, buying shares in a fund with unrealized depreciation in value of investments may be more tax efficient because such deprecation when realized will offset other capital gains that might otherwise be distributed to shareholders causing the shareholders to pay tax on such distributions. These same considerations apply in the case of a reorganization.  Based on each Fund’s unrealized appreciation in value of investments on a book basis as a percentage of its aggregate net asset value at June 30, 2009, ranging between 3% to 20%, and 8% on a combined basis, the shareholders of the Funds will be exposed to slightly greater or less unrealized appreciation in value of investments post-Reorganization relative to what they are presently exposed.  Moreover, the Acquiring Fund post-Transaction will succeed to capital loss carryovers of the Growth Fund that are not subject to an annual loss limitation and which exceed the aggregate unrealized appreciation in value of investments of all of the Funds on a combined basis at June 30, 2009.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares for federal income tax purposes.  You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances.  You should also consult your tax adviser about the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

The description of the federal income tax consequences of the Reorganization provided above is made without regard to the particular facts and circumstances of any shareholder of the Technology and Communications Fund.  Technology and Communications Fund shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other tax laws.

D.	Other Conditions

Completion of the Reorganization is subject to various additional conditions, including the following:

•
All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the SEC and state securities commissions, to permit the parties to carry out the transactions contemplated by the Plan of Reorganization shall have been received;

•
The Plan of Reorganization and related Trust matters shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Technology and Communications Fund shareholders present at the Meeting.  This means the affirmative vote of the lesser of: (a) 67% or more of the voting securities of the Technology and Communications Fund present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Technology and Communications Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Technology and Communications Fund;

•
The net assets of the Technology and Communications Fund to be acquired by the Focused Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Technology and Communications Fund immediately prior to the reclassification;

•	The dividend or dividends as described in the Plan of Reorganization shall have been declared; and

•
Old Mutual Funds II shall have received an opinion of Stradley Ronon addressed to and in form and substance satisfactory to Old Mutual Funds II, to the effect that the Plan of Reorganization has been duly authorized and approved by all requisite action of Old Mutual Funds II and the holders of the shares of the Technology and Communications Fund.

E.	Shareholders’ Rights

The Technology and Communications Fund and the Focused Fund are each separate series of shares of beneficial interest of Old Mutual Funds II, a Delaware statutory trust.  Since both Funds are part of the same entity, the shareholders’ rights of each Fund are substantially the same.  Shareholders of each Fund are entitled to participate equally in dividends and distributions declared by the Board with respect to a class of shares of that Fund and, upon liquidation, to participate proportionately in a Fund’s net assets allocable to a class after satisfaction of the outstanding liabilities allocable to that class.  Fractional shares of the Focused Fund have proportionately the same rights, including voting rights as are provided for full shares.

Each Technology and Communications Fund shareholder is entitled to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of NAV of shares held as of the Record Date.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

F.	Capitalization

The following table sets forth as of March 31, 2009 (i) the capitalization of the Technology and Communications Fund’s shares, (ii) the capitalization of the Focused Fund’s shares, and (iii) the pro forma capitalization of the Focused Fund’s shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Technology and Communications Fund Class A Shares	Focused Fund Class A Shares	Adjustment	Focused Fund Class A Shares Pro Forma

Net Assets*	$1,026,000	$1,950,000		$2,976,000
Shares Outstanding^	104,452	135,008	(33,380)	206,080
Net Asset Value Per Share	$9.83	$14.44		$14.44

	Technology and Communications Fund Class C Shares	Focused Fund Class C Shares	Adjustment	Focused Fund Class C Shares Pro Forma

Net Assets*	$763,000	$627,000		$1,390,000
Shares Outstanding^	80,806	45,076	(26,009)	99,873
Net Asset Value Per Share	$9.44	$13.92		$13.92

	Technology and Communications Fund Class Z Shares	Focused Fund Class Z Shares	Adjustment	Focused Fund Class Z Shares Pro Forma

Net Assets*	$87,360,000	$42,976,000		$130,336,000
Shares Outstanding^	8,756,222	2,947,167	(2,764,488)	8,938,901
Net Asset Value Per Share	$9.98	$14.58		$14.58

	Technology and Communications Fund Institutional Class Shares	Focused Fund Institutional Class Shares	Adjustment	Focused Fund Institutional Class Shares Pro Forma

Net Assets*	$5,187,000	$15,451,000		$20,638,000
Shares Outstanding^	518,072	1,056,548	(163,275)	1,411,345
Net Asset Value Per Share	$10.01	$14.62		$14.62

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

^
The Shares Outstanding Adjustment shows the projected increase or (decrease) in the number of shares outstanding of the Focused Fund post-Reorganization based upon the Net Asset Value Per Shares of each of the Growth Fund and the Focused Fund as of March 31, 2009.

The following table sets forth as of March 31, 2009 (i) the capitalization of the Growth Fund’s shares, (ii) the capitalization of the Technology and Communications Fund’s shares, (iii) the capitalization of the Focused Fund’s shares, and (iv) the pro forma capitalization of the Focused Fund’s shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization and the transactions contemplated under the Old Mutual Growth Fund’s plan of reorganization, that is being proposed to shareholders of the Old Mutual Growth Fund by separate proxy. Neither the proposed reorganization of the Technology and Communications Fund nor the proposed reorganization of the Old Mutual Growth Fund is conditioned upon the completion of the other.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

	Growth Fund Class A Shares	Technology and Communications Fund Class A Shares	Focused Fund Class A Shares	Adjustment	Focused Fund Class A Shares Pro Forma
Net Assets*	$232,000	$1,026,000	$1,950,000		$3,208,000
Shares Outstanding^	14,789	104,452	135,008	(32,091)	222,158
Net Asset Value Per Shares	$15.70	$9.83	$14.44		$14.44

	Growth Fund Class C Shares	Technology and Communications Fund Class C Shares	Focused Fund Class C Shares	Adjustment	Focused Fund Class C Shares Pro Forma
Net Assets*	$1,221,000	$763,000	$627,000		$2,611,000
Shares Outstanding^	81,101	80,806	45,076	(19,392)	187,591
Net Asset Value Per Shares	$15.06	$9.44	$13.92		$13.92

	Growth Fund Class Z Shares	Technology and Communications Fund Class Z Shares	Focused Fund Class Z Shares	Adjustment	Focused Fund Class Z Shares Pro Forma
Net Assets*	$263,873,000	$87,360,000	$42,976,000		$394,209,000
Shares Outstanding^	16,579,022	8,756,222	2,947,167	(1,245,203)	27,037,208
Net Asset Value Per Shares	$15.92	$9.98	$14.58		$14.58

	Growth Fund Institutional Class Shares	Technology and Communications Fund Institutional Class Shares	Focused Fund Institutional Class Shares	Adjustment	Focused Fund Institutional Class Shares Pro Forma
Net Assets*	$9,869,000	$5,187,000	$15,451,000		$30,507,000
Shares Outstanding^	622,592	518,072	1,056,548	(110,858)	2,086,354
Net Asset Value Per Shares	$15.85	$10.01	$14.62		$14.62

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

^
The Shares Outstanding Adjustment shows the projected increase or (decrease) in the number of shares outstanding of the Focused Fund post-Reorganization based upon the Net Asset Value Per Shares of each of the Growth Fund and the Focused Fund as of March 31, 2009.

OTHER INFORMATION ABOUT THE FUNDS

A.	Investment Manager and Investment Advisers

Old Mutual Capital, located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment manager to the Funds.  Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is an indirect wholly-owned subsidiary of Old Mutual plc, a London Stock Exchange listed international financial services firm.  Old Mutual Capital managed approximately $2.3 billion in mutual fund assets as of March 31, 2009.

Old Mutual Capital was appointed investment manager to the Funds effective January 1, 2006. As investment manager, Old Mutual Capital manages and supervises the investments of the Funds, and oversees the investment decisions made by Columbus Circle and OMCAP Investors, including monitoring the performance, security holdings and portfolio trading.  Old Mutual Capital also oversees Columbus Circle’s and OMCAP Investors’ compliance with prospectus limitations and other relevant investment restrictions.  In addition to providing investment advisory services to the Funds, Old Mutual Capital provides certain administrative services for the Funds.

Technology and Communications Fund

Columbus Circle is the sub-adviser to the Technology and Communications Fund. Columbus Circle is a Delaware general partnership located at Metro Center, One Station Place, Stamford, Connecticut 06902.  Columbus Circle manages and supervises the investment of the Technology and Communication Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Columbus Circle provides portfolio management services to high net worth individuals and institutional accounts, including corporate pension and profit-sharing plans, charitable institutions, foundations, endowments, municipalities, public mutual funds, private investment funds, and a trust program.  Columbus Circle held discretionary management authority with respect to approximately $10.2 billion in assets as of March 31, 2009.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

Focused Fund

OMCAP Investors is located at 1205 Westlakes Drive, Suite 230, Berwyn, Pennsylvania 19312. OMCAP Investors is a division of Old Mutual Capital, and provides investment advisory services pursuant to the management agreement between Old Mutual Funds II, on behalf of the Focused Fund, and Old Mutual Capital.

The Technology and Communications Fund and Focused Fund each pay Old Mutual Capital a management fee which is calculated daily and paid monthly at the annual rate of 0.95% and 0.75%, respectively, of the corresponding Fund’s average daily net assets.  In exchange for providing investment advisory services to the Fund, Columbus Circle is entitled to receive a fee from Old Mutual Capital equal to 0.60% of the average daily net assets of the Fund.

The basis for the Board’s approval of the management agreement with Old Mutual Capital and the investment sub-advisory agreement with Columbus Circle is contained in the Funds’ Annual Report to shareholders dated March 31, 2009.

B.	Portfolio Managers

Technology and Communications Fund

Messrs. Chodash and Rizza share overall portfolio management responsibility for the day-to-day portfolio management activities of the Technology and Communications Fund.

Craig Chodash, CFA, serves as Senior Vice President/Senior Securities Analyst and Portfolio Manager at Columbus Circle, positions he has held since 2003.

Anthony Rizza, CFA, serves as Portfolio Manager at Columbus Circle, a position he has held since 1994.

Focused Fund

Jerome J. Heppelmann, CFA, serves as Portfolio Manager at OMCAP Investors, a position he has held since joining OMCAP Investors in March 2009.  Prior to joining OMCAP Investors, Mr. Heppelmann served as Portfolio Manager at Liberty Ridge Capital, Inc., a position he held since 1997.

The Funds’ statement of additional information dated July 29, 2009, as amended, provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Funds.  The statement of additional information is available, without charge, by writing to Old Mutual Funds II, P.O. Box 219534, Kansas City, Missouri 64121-9534, or by calling 888-772-2888.

C.	Financial Highlights

Shown below are the financial highlights for Class A, Class C, Institutional Class and Class Z shares of the Technology and Communications Fund and the Focused Fund for the fiscal years ended March 31, 2005 through March 31, 2009 audited by [● TO BE UPDATED IN DEFINITIVE FILING].  The “Report of Independent Registered Public Accounting Firm” and financial statements are included in the Technology and Communications Fund’s and the Focused Fund’s annual report to shareholders for the fiscal year ended March 31, 2009.  The Technology and Communications Fund’s and the Focused Fund’s annual report to shareholders dated March 31, 2009 is available without charge upon request to Old Mutual Funds II at the address or telephone number appearing on the cover page of this Prospectus/Proxy Statement.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

Financial Highlights
For a Share Outstanding Throughout Each Year or Period Ended March 31, (unless otherwise noted)

	Net Asset Value Beginning of Period	Net Investment Income (Loss)1	Realized and Unrealized Gains or (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets*	Ratio of Gross Expenses to Average Net Assets*,^	Ratio of Net Investment Income (Loss) to Average Net Assets*	Portfolio Turnover Rate†

Old Mutual Columbus Circle Technology and Communications Fund

Class Z
2009	$14.19	$0.16	$(4.37)		$(4.21)	$—	$—	$—	$—	$9.98	(29.67)%		$87,360	1.45%	1.88%	1.29%	313.69%
2008	13.14	(0.14)	1.19	6	1.05	—	—	—	—	14.19	7.99%	6	152,823	1.45%	1.83%	(0.91)%	243.11%
2007	13.04	(0.13)	0.23		0.10	—	—	—	—	13.14	0.77%		160,833	1.45%	1.84%	(1.06)%	126.47%
2006	10.40	(0.14)	2.78		2.64	—	—	—	—	13.04	25.38%		222,617	1.59%	1.62%	(1.24)%	104.99%
2005	10.77	(0.13)	(0.24)		(0.37)	—	—	—	—	10.40	(3.44)%		229,768	1.64%	1.64%	(1.22)%	63.05%

Class A
2009	$14.02	$0.09	$(4.28)		$(4.19)	$—	$—	$—	$—	$9.83	(29.89)%		$1,026	1.70%	2.86%	0.79%	313.69%
2008	13.02	(0.13)	1.13	6	1.00	—	—	—	—	14.02	7.68%	6	1,670	1.70%	3.86%	(0.97)%	243.11%
2007	12.96	(0.16)	0.22		0.06	—	—	—	—	13.02	0.46%		73	1.70%	8.11%	(1.31)%	126.47%
2006	10.36	(0.17)	2.77		2.60	—	—	—	—	12.96	25.10%		67	1.83%	1.87%	(1.48)%	104.99%
2005	10.75	(0.15)	(0.24)		(0.39)	—	—	—	—	10.36	(3.63)%		53	1.90%	1.90%	(1.47)%	63.05%

Class C
2009	$13.57	$(0.02)	$(4.11)		$(4.13)	$—	$—	$—	$—	$9.44	(30.43)%		$763	2.45%	3.58%	(0.21)%	313.69%
2008	12.68	(0.23)	1.12	6	0.89	—	—	—	—	13.57	7.02%	6	1,863	2.45%	4.60%	(1.71)%	243.11%
2007	12.72	(0.25)	0.21		(0.04)	—	—	—	—	12.68	(0.31)%		123	2.45%	6.06%	(2.06)%	126.47%
2006	10.24	(0.25)	2.73		2.48	—	—	—	—	12.72	24.22%		124	2.57%	2.61%	(2.19)%	104.99%
2005	10.71	(0.23)	(0.24)		(0.47)	—	—	—	—	10.24	(4.39)%		53	2.65%	2.65%	(2.22)%	63.05%

Institutional Class
2009	$14.22	$0.32	$(4.53)		$(4.21)	$—	$—	$—	$—	$10.01	(29.61)%		$5,187	1.20%	1.51%	3.01%	313.69%
2008	13.14	(0.13)	1.21	6	1.08	—	—	—	—	14.22	8.22%	6	—	1.20%	1,490.14%	(0.36)%	243.11%
20072	13.02	(0.03)	0.15		0.12	—	—	—	—	13.14	0.92%		—	1.22%	2,547.92%	(0.80)%	126.47%

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

Financial Highlights — continued
For a Share Outstanding Throughout Each Year or Period Ended March 31, (unless otherwise noted)

	Net Asset Value Beginning of Period	Net Investment Income (Loss)1	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets*	Ratio of Gross Expenses to Average Net Assets*,^	Ratio of Net Investment Income (Loss) to Average Net Assets*	Portfolio Turnover Rate†

Old Mutual Focused Fund

Class Z
2009	$21.84	$0.25	$(7.20)	$(6.95)	$(0.24)	$(0.07)	$(0.31)	$—	$14.58	(31.88)%	$42,976	1.12%	1.45%	1.33%	309.24%
2008	23.53	0.19	(0.86)	(0.67)	(0.06)	(0.96)	(1.02)	—	21.84	(3.21)%	17,780	1.15%	1.36%	0.78%	97.93%
2007	20.36	0.13	3.10	3.23	(0.06)	—	(0.06)	—	23.53	15.85%	25,555	1.15%	1.44%	0.57%	95.63%
2006	18.61	0.02	1.82	1.84	(0.09)	—	(0.09)	—	20.36	9.88%	17,566	1.39%	1.47%	0.08%	110.47%
2005	17.19	0.07	1.35	1.42	—	—	—	—	18.61	8.26%	19,724	1.49%	1.62%	0.42%	192.04%

Class A
2009	$21.68	$0.18	$(7.11)	$(6.93)	$(0.24)	$(0.07)	$(0.31)	$—	$14.44	(32.04)%	$1,950	1.35%	2.76%	1.01%	309.24%
2008	23.39	0.11	(0.83)	(0.72)	(0.03)	(0.96)	(0.99)	—	21.68	(3.46)%	1,690	1.40%	2.20%	0.44%	97.93%
2007	20.29	0.12	3.03	3.15	(0.05)	—	(0.05)	—	23.39	15.52%	3,265	1.40%	1.73%	0.50%	95.63%
2006	18.55	(0.03)	1.81	1.78	(0.04)	—	(0.04)	—	20.29	9.59%	69	1.64%	1.72%	(0.15)%	110.47%
2005	17.17	0.03	1.35	1.38	—	—	—	—	18.55	8.04%	63	1.74%	1.87%	0.20%	192.04%

Class C
2009	$21.05	$0.04	$(6.87)	$(6.83)	$(0.23)	$(0.07)	$(0.30)	$—	$13.92	(32.52)%	$627	2.11%	7.42%	0.21%	309.24%
2008	22.88	(0.02)	(0.84)	(0.86)	(0.01)	(0.96)	(0.97)	—	21.05	(4.15)%	458	2.15%	7.37%	(0.08)%	97.93%
2007	19.95	(0.07)	3.00	2.93	—	—	—	—	22.88	14.69%	238	2.15%	5.22%	(0.33)%	95.63%
2006	18.34	(0.17)	1.78	1.61	—	—	—	—	19.95	8.78%	67	2.39%	2.47%	(0.90)%	110.47%
2005	17.10	(0.10)	1.34	1.24	—	—	—	—	18.34	7.25%	62	2.49%	2.62%	(0.55)%	192.04%

Institutional Class
2009	$21.81	$0.30	$(7.17)	$(6.87)	$(0.25)	$(0.07)	$(0.32)	$—	$14.62	(31.58)%	$15,451	0.71%	0.98%	1.60%	309.24%
2008	23.54	0.29	(0.93)	(0.64)	(0.13)	(0.96)	(1.09)	—	21.81	(3.12)%	23,097	0.80%	1.02%	1.46%	97.93%
20072	24.26	0.06	(0.78)	(0.72)	—	—	—	—	23.54	(2.97)%	—	0.83%	2,604.40%	0.91%	95.63%

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

*	Ratios for periods of less than one year have been annualized.	1	Per share amounts for the year or period are calculated based on average outstanding shares.

†
Total returns and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charge.

		2	Class commenced operations on December 20, 2006.

		6	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

^
Legal, printing and/or compliance audit expenses relating to the SEC and NYAG examinations and the Civil Litigation described in the "Litigation" section of this prospectus were incurred and the Adviser and/or former adviser has paid these expenses on behalf of the Trust.  Had the Adviser and/or former adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2009, 2008, 2007, 2006 and 2005.
			Amounts designated as "—" are either $0 or have been rounded to $0.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

D.	Pending Litigation

PBHG Funds (now known as Old Mutual Funds II) and PBHG Fund Distributors (now known as Old Mutual Investment Partners) have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates a number of individual class action suits and derivative suits based on similar claims, which were previously filed against PBHG Funds and PBHG Fund Distributors in other jurisdictions, and were transferred to the U.S. District Court for the District of Maryland. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of PBHG Fund Distributors as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of PBHG Funds’ 12b-1 Plan.

Any potential resolution of the Civil Litigation may include, but not be limited to, judgments or settlements for damages against any named defendant. Old Mutual Capital does not believe that the outcome of the Civil Litigation will materially affect the Funds or its ability to carry out its duty as investment adviser to the Funds.

E.	Additional Information About the Funds

For more information about Old Mutual Funds II, the Technology and Communications Fund and the Focused Fund, please refer to the Funds’ current prospectus.  Please see the “Fund Summaries – Old Mutual Focused Fund” section of the prospectus for further information regarding the Focused Fund’s performance and expenses.  Please see the “The Investment Adviser and Sub-Advisers” section for further information regarding management of the Focused Fund.

OWNERSHIP OF FUND SHARES

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the Technology and Communications Fund* as of August 25, 2009:  [● TO BE UPDATED IN DEFINITIVE FILING]

Old Mutual Columbus Circle Technology and Communications Fund - Class A

Old Mutual Columbus Circle Technology and Communications Fund - Class C

Old Mutual Columbus Circle Technology and Communications Fund - Class Z

Old Mutual Columbus Circle Technology and Communications Fund - Institutional Class

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the Focused Fund* as of August 25, 2009: [● TO BE UPDATED IN DEFINITIVE FILING]

Old Mutual Focused Fund - Class A

Old Mutual Focused Fund - Class C

Old Mutual Focused Fund - Class Z

Old Mutual Focused Fund - Institutional Class

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, will own beneficially or of record 5% or more of the outstanding shares of the Focused Fund* if the Reorganization is approved by shareholders, based on holdings as of August 25, 2009: [● TO BE UPDATED IN DEFINITIVE FILING]

Old Mutual Focused Fund - Class A

Old Mutual Focused Fund - Class C

Old Mutual Focused Fund - Class Z

Old Mutual Focused Fund - Institutional Class

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, will own beneficially or of record 5% or more of the outstanding shares of the Focused Fund* if (1) the Reorganization is approved by shareholders, and (2) if the reorganization of the Growth Fund into the Focused Fund is approved by shareholders, based on holdings as of August 25, 2009:

Old Mutual Focused Fund - Class A

Old Mutual Focused Fund - Class C

Old Mutual Focused Fund - Class Z

Old Mutual Focused Fund - Institutional Class

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

The beneficial ownership of shares of the Technology and Communications Fund or the Focused Fund by trustees and officers of Old Mutual Funds II as a group constituted [● TO BE UPDATED IN DEFINITIVE FILING] as of August 25, 2009.

LEGAL MATTERS

Certain legal matters concerning Old Mutual Funds II and its participation in the Reorganization, the issuance of shares of the Focused Fund in connection with the Reorganization and the tax consequences of the Reorganization will be opined upon by Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

This Prospectus/Proxy Statement and the related statement of additional information do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual reports that Old Mutual Funds II has filed with the SEC pursuant to the requirements of the Securities Act of 1933 and the 1940 Act, to which reference is hereby made.  The SEC file number for the Old Mutual Funds II registration statement containing the current prospectuses and statement of additional information relating to both the Technology and Communications Fund and the Focused Fund is Registration No. 2-99810.

Old Mutual Funds II is subject to the informational requirements of the 1940 Act and the Securities and Exchange Act of 1934 and in accordance therewith files reports and other information with the SEC.  Reports, proxy statements, registration statements and other information filed by Old Mutual Funds II (including the registration statement of Old Mutual Funds II relating to the Focused Fund on Form N-14 of which this Prospectus/Proxy Statement is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC in Washington, D.C., 20549-0102, and at the following regional office of the SEC: 500 West Madison Street, 14th Floor, Chicago, Illinois 60661.  Copies of such material may be obtained from the SEC at the prescribed rates.  The SEC maintains a website at http://www.sec.gov that contains information regarding Old Mutual Funds II and other registrants that file electronically with the SEC.

VOTING INFORMATION

The Technology and Communications Fund expects to solicit proxies principally by mail, but may also solicit proxies by telephone, facsimile, telegraph or personal interview.  Technology and Communications Fund officers will not receive any additional or special compensation for solicitation activities.  The Technology and Communications Fund also engaged the services of Broadridge to assist in the solicitation of proxies.  In all cases where a telephonic proxy is solicited, the Broadridge representative will ask for each shareholder’s full name and address or the zip code or employer identification number and to confirm that the shareholder has received this Prospectus/Proxy Statement and proxy card in the mail.  If the shareholder is a corporation or other entity, the Broadridge representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to Broadridge, then the Broadridge representative may explain the voting process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on each proposal.  Although the Broadridge representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, but he or she may read any recommendation set forth in the Prospectus/Proxy Statement.  The telephone solicitor will record the shareholder’s voting instructions on the card.  Within 72 hours, the shareholder will be sent a confirming letter or mailgram to confirm his or her vote and asking the shareholder to call 866-615-7269 immediately if his or her instructions are not correctly reflected in the confirmation.

The Funds will pay all costs and expenses associated with the Reorganization, however, these costs and expenses will be borne by Old Mutual Capital to the extent the Funds exceed their current expense limitations.  Costs associated with the Reorganization generally include printing and mailing costs, solicitation costs, legal costs, costs paid to the Funds’ independent registered public accounting firm, and other miscellaneous costs.  All costs and expenses associated with the Reorganization will be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets.  The anticipated costs of the solicitation are approximately $136,123.

All properly executed and unrevoked proxies received in time for the Meeting will be voted in accordance with the instructions they contain.  If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Plan of Reorganization and in accordance with the Board’s recommendations on other matters.  The presence in person or by proxy of one-third of the outstanding shares of Technology and Communications Fund entitled to vote at the Meeting will constitute a quorum.

At the Meeting, a quorum being present, approval of the Plan of Reorganization requires the affirmative vote of the lesser of: (a) 67% or more of the voting securities of the Technology and Communications Fund present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Technology and Communications Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Technology and Communications Fund.  Abstentions and broker non-votes will be counted as shares present at the Meeting for quorum purposes but will not be considered votes cast at the Meeting.  As a result, they have the same effect as a vote against the Plan of Reorganization.  Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal.  If you return a proxy, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II.  In addition, although mere attendance at the Meeting will not revoke a proxy, if you attend the Meeting you may withdraw your proxy and vote in person.  Shareholders may also transact any other business not currently contemplated that may properly come before the Meeting in the discretion of the proxies or their substitutes.

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

Shareholders of record as of the close of business on August 25, 2009 (the “Record Date”) are entitled to vote at the Meeting.  On the Record Date, there were [● TO BE UPDATED IN DEFINITIVE FILING] Class A shares, [● TO BE UPDATED IN DEFINITIVE FILING] Class C shares, [● TO BE UPDATED IN DEFINITIVE FILING] Institutional Class shares and [● TO BE UPDATED IN DEFINITIVE FILING] Class Z shares of the Technology and Communications Fund outstanding.  Each share held entitles a shareholder to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of net asset value of shares held by the shareholder.

If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the Reorganization are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments to permit further solicitation of proxies.  Any such adjournment will require the affirmative vote of one third of those shares present at the Meeting or represented by proxy.  The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Fund on questions of adjournment and on any other proposals raised at the Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

Only one Prospectus/Proxy Statement, along with one proxy card, is being delivered to multiple shareholders who share an address unless Old Mutual Funds II has received contrary instructions from one or more of the shareholders.  Old Mutual Funds II will deliver, promptly upon oral or written request, a separate copy of this Prospectus/Proxy Statement to a shareholder at a shared address to which a single copy of this Prospectus/Proxy Statement was delivered.

Shareholders may notify Old Mutual Funds II that they wish to receive a separate copy of this Prospectus/Proxy Statement, or wish to receive separate prospectuses and proxy statements in the future, by calling 888-772-2888 or write to Old Mutual Funds II at P.O. Box 219534, Kansas City, Missouri  64121-9534.  Multiple shareholders sharing an address can request to receive a single copy of proxy statements in the future if they are currently receiving multiples copies of proxy statements by calling or writing to Old Mutual Funds II as indicated above.

OTHER BUSINESS

The Board does not intend to present any other business at the Meeting.  Other matters, including shareholder proposals, may be considered if notice is received by the Secretary of Old Mutual Funds II, at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, within a reasonable amount of time prior to the Meeting.  If any other matter may properly come before the Meeting, or any adjournment thereof, the persons named in the accompanying proxy card intend to vote, act, or consent thereunder in accordance with their best judgment at that time with respect to such matters.

The Board recommends approval of the Proposal.  Any unmarked proxies without instructions to the contrary will be voted in favor of approval of the Proposal.

____________________________________________
Distributed by Old Mutual Investment Partners
R-0x-xxx xx/2009

Table of Contents - Old Mutual Columbus Circle Technology and Communications Fund

APPENDIX I
TO THE
COMBINED PROSPECTUS AND PROXY STATEMENT
DATED ●, 2009

Relating to the Acquisition of Assets of
OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL FOCUSED FUND

PLAN OF REORGANIZATION
for
OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS FUND
A Series Portfolio of
Old Mutual Funds II

This Plan of Reorganization provides for the sale of assets and liabilities of the Old Mutual Columbus Circle Technology and Communications Fund (the “Technology and Communications Fund”), a series portfolio of Old Mutual Funds II (the “Trust”), to the Old Mutual Focused Fund (the “Focused Fund”), also a series portfolio of the Trust. The Focused Fund is sometimes referred to herein as the “Surviving Fund”, and the Technology and Communications Fund is sometimes referred to herein as the “Target Fund”. The Surviving Fund and the Target Fund are sometimes collectively referred to herein as the “Funds”.

WHEREAS, the Trust is a Delaware statutory trust and a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Funds are each series portfolios of the Trust representing separate series of shares of beneficial interest of the Trust;

WHEREAS, the Funds are authorized to issue an unlimited number of Class A, Class C, Institutional Class and Class Z shares;

WHEREAS, the Focused Fund has outstanding Class A, Class C, Institutional Class and Class Z shares and the Technology and Communications Fund has outstanding Class A, Class C, Institutional Class and Class Z shares;

WHEREAS, the Board of Trustees (the “Board”) of the Trust approved the liquidation and termination of Class C shares of the Technology and Communications Fund and the Focused Fund, effective following the close of business on or about October 23, 2009;

WHEREAS, the Board approved a separate plan of reorganization pursuant to which the Old Mutual Growth Fund will be reorganized with and into the Old Mutual Focused Fund, effective following the close of business on or about December 4, 2009; and

WHEREAS, the Board of Trustees (the “Board”) of the Trust has determined that it would be in the best interests of the Funds’ shareholders to sell all of the assets and liabilities of the Technology and Communications Fund to the Focused Fund and reclassify the shares of the Technology and Communications Fund as shares of the Focused Fund in the manner described below.

NOW, THEREFORE, the Technology and Communications Fund shall sell all of its assets and liabilities to the Focused Fund and reclassify its shares on the following terms and conditions.

1.           It is anticipated that Class C shares of the Technology and Communications Fund and the Focused Fund will be liquidated and terminated effective following the close of business on or about October 23, 2009.  In the event that this Plan of Reorganization is approved by shareholders, and in the event that Class C shares of the Funds are not liquidated and terminated prior to the Closing Date of the Reorganization, then Class C shares of the Technology and Communications Fund shall be reclassified as Class C shares of the Focused Fund in accordance with the terms and conditions of this Plan of Reorganization.

2.           Plan of Reorganization.

(a)           Attribution of Assets and Liabilities. At the Effective Time described in Section 4 below, the Technology and Communications Fund shall sell all of its assets and liabilities to the Focused Fund and the proportionate undivided interest in the assets and liabilities of the Technology and Communications Fund attributable to its Class A, Class C, Institutional Class and Class Z shares shall become a part of the proportionate undivided interest in the assets and liabilities of the Focused Fund attributable to its Class A, Class C, Institutional Class and Class Z shares, respectively, and any expenses, costs, charges and reserves allocated to the Class A, Class C, Institutional Class and Class Z shares of the Technology and Communications Fund immediately prior to the Effective Time shall become expenses, costs, charges and reserves allocated to the Class A, Class C, Institutional Class and Class Z shares, respectively, of the Focused Fund. The Trust shall instruct its custodian to reflect in the custodian’s records for the Focused Fund the attribution of the assets of the Technology and Communications Fund in the manner described above.

(b)           Reclassification of Shares. At the Effective Time described in Section 4 below, all of the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Technology and Communications Fund shall be reclassified and changed into and become Class A, Class C, Institutional Class and Class Z shares, respectively, of the Focused Fund based upon their respective net asset values, and thereafter shall have the attributes of Class A, Class C, Institutional Class and Class Z shares of the Focused Fund.

The stock transfer books of the Technology and Communications Fund will be permanently closed at the Effective Time (described in Section 4 below) and only requests for the redemption of shares of the Technology and Communications Fund received in proper form prior to the close of trading on the New York Stock Exchange on the date of the Effective Time shall be accepted. Thereafter, redemption requests received by the Technology and Communications Fund shall be deemed to be redemption requests for the Focused Fund shares into which such Technology and Communications Fund shares were reclassified under this Plan of Reorganization.

(c)           Shareholder Accounts. At the Effective Time described in Section 4 below, each shareholder of record of Class A, Class C, Institutional Class and Class Z shares of the Technology and Communications Fund will receive that number of Class A, Class C, Institutional Class and Class Z shares, respectively, of the Focused Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A, Class C, Institutional Class and Class Z shares, respectively, of the Technology and Communications Fund held by such owner immediately prior to the Effective Time.

The Trust will establish an open account on the records of the Focused Fund in the name of each owner of record of the Technology and Communications Fund to which will be credited the respective number of shares of the Focused Fund due such beneficial owner. Fractional shares of the Focused Fund will be carried to the third decimal place. Certificates representing shares of the Focused Fund will not be issued. The net asset value of the shares of the Technology and Communications Fund and the Focused Fund and the value of the assets of the Technology and Communications Fund will be determined at the Effective Time in accordance with the policies and procedures of the Trust.  Any special options (e.g., automatic investment plans on current Technology and Communications Fund shareholder accounts) will automatically transfer to the new accounts.

3.           Termination of Target Fund. Immediately after the Effective Time described in Section 4 below, the Target Fund shall cease to be an investment portfolio of the Trust and the Trust’s Board hereby authorizes the officers of the Trust to amend Schedule A to the Trust’s Agreement and Declaration of Trust and to take any other necessary action to terminate the Target Fund as a separate investment portfolio of the Trust.

4.           Effective Time of the Reorganization. The reorganization of the Target Fund contemplated by this Plan of Reorganization shall occur on December 4, 2009, at 4:30 p.m. Eastern Time, or such other date and time as the officers of the Trust shall determine (the “Effective Time”).

5.           Approval of Shareholders. A meeting of the holders of the Technology and Communications Fund shares shall be duly called and constituted for the purpose of acting upon this Plan of Reorganization and the transactions contemplated herein. Approval by such shareholders of this Plan of Reorganization shall authorize the Trust to take the actions required to effect the Plan of Reorganization for the Funds.

6.           Conditions Precedent. The Trust will consummate the Plan of Reorganization only after satisfaction of each of the following conditions:

(a)           All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the Securities and Exchange Commission and state securities commissions, to permit the parties to carry out the transactions contemplated by this Plan of Reorganization shall have been received.

(b)           This Plan of Reorganization shall have been approved by the shareholders of the Target Fund at a special meeting by the affirmative vote of a “majority of the outstanding voting securities” of the Target Fund, as defined in the 1940 Act.  This means the lesser of: (a) the affirmative vote of 67% or more of the voting securities of the Target Fund present or represented by proxy at the special meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy; or (b) the affirmative vote of more than 50% of the outstanding voting securities of the Target Fund.

(c)           The assets of the Technology and Communications Fund to be acquired by the Focused Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Technology and Communications Fund immediately prior to the reclassification. For purposes of this paragraph 5(c), any assets used by the Target Fund to pay the expenses it incurs in connection with this Plan of Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the 1940 Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of the Target Fund’s business as a portfolio of an open-end management investment company) after the commencement of negotiations regarding the Reorganization shall be included as assets of the Target Fund held immediately prior to the reclassification.

(d)           The dividend described in the last sentence of Section 8(a)(i) shall have been declared.

(e)           The Trust shall have received an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) to the effect that consummation of the transaction contemplated by this Plan of Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code (the “Code”), and that the shareholders of the Target Fund will recognize no gain or loss to the extent that they receive shares of the Surviving Fund in exchange for their shares of the Target Fund in accordance with this Plan of Reorganization. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Trust and others, and the officers of the Trust shall use their best efforts to make available such truthful certificates.

(f)           The Trust shall have received an opinion of Stradley Ronon, dated as of the Effective Time, addressed to and in form and substance satisfactory to the Trust, to the effect that this Plan of Reorganization has been duly authorized and approved by all requisite action of the Trust and the shareholders of the shares of the Target Fund.

At any time prior to the Effective Time, any of the foregoing conditions may be waived by the Trust if, in the judgment of its Board of Trustees, such waiver will not have a material adverse effect on the benefits intended under this Plan of Reorganization for the Funds or their shareholders.

7.           This Plan of Reorganization is not conditioned upon the completion of the termination and liquidation of the Technology and Communications Fund’s or the Focused Fund’s Class C shares.

8.           Old Mutual Columbus Circle Technology and Communications Fund and Old Mutual Focused Fund Tax Matters.

(a)           Old Mutual Columbus Circle Technology and Communications Fund.

(i)           The Technology and Communications Fund has elected to be a regulated investment company under Subchapter M of the Code. The Technology and Communications Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending at the Effective Time. The Technology and Communications Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of the Technology and Communications Fund as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Technology and Communications Fund arising by reason of undistributed investment company taxable income or net capital gain, the Technology and Communications Fund will declare on or prior to the Effective Time to the shareholders of the Technology and Communications Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of the Technology and Communications Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended March 31, 2009 and for the short taxable year beginning on April 1, 2009 and ending at the Effective Time and (B) all of the Technology and Communications Fund’s net capital gain for the taxable year ended March 31, 2009 and for such short taxable year.

(ii)           The Technology and Communications Fund has timely filed all tax returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the Technology and Communications Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the Technology and Communications Fund.

(b)           Old Mutual Focused Fund.

(i)           The Focused Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The Focused Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. The Focused Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(ii)           The Focused Fund has timely filed all returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the Focused Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the Focused Fund.

9.           Termination. The Trust may terminate this Plan of Reorganization with the approval of its Board at any time prior to the Effective Time, notwithstanding approval thereof by the Target Fund’s respective shareholders if, in the judgment of the Board, proceeding with the Plan of Reorganization would be inadvisable.

10.           Amendment.  This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto; provided that following the meeting of the shareholders of the Target Fund called by the Trust pursuant to Section 5 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class A, Class C, Class Z and Institutional Class shares of the Surviving Fund to be issued to the Target Fund shareholders under this Agreement to the detriment of any or all Target Fund shareholders, without their further approval.

11.           Further Assurances. The Trust shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

12.           Expenses. The Funds shall bear all costs and expenses associated with this Plan of Reorganization and the transactions contemplated hereby.  All costs and expenses associated with this Plan of Reorganization shall be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets. Neither the Technology and Communications Fund nor the Focused Fund (nor any Person related to the Technology and Communications Fund or the Focused Fund) will pay or assume any expenses of the Technology and Communications Fund Shareholders (including, but not limited to, any expenses of Technology and Communications Fund Shareholders that are solely and directly related to the Reorganization).

This Plan of Reorganization was approved and adopted by the Board of the Trust on July 28, 2009.

APPENDIX II
TO THE
COMBINED PROSPECTUS AND PROXY STATEMENT
DATED ●, 2009

Relating to the Acquisition of Assets of
OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL FOCUSED FUND

Comparison of Pricing, Purchase and Redemption Policies, Sales Charges, and Distribution

Share Price

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value (“NAV”).  The NAV of each share class of the Funds is calculated by dividing the total net assets of each class of a Fund by the total number of the classes’ shares outstanding of that Fund.  The NAV is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open. The NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Your purchase, exchange, or redemption of a Fund’s shares will be priced at the next NAV calculated after your request is received in good order by the Fund’s transfer agent or other Fund agents.  Shares begin to earn dividends on the first business day following the day of purchase.  Shares earn dividends until the day of redemption.  The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon the Fund’s investment performance.  If a Fund invests in another investment company, that Fund’s NAV is based in part on the NAV of the other investment companies in which the Fund invests.  The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Old Mutual Funds II may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers (“financial intermediaries”) that may include the Funds as an investment alternative in the programs they offer or administer.  If you buy shares through a financial intermediary, generally your order must be received by the financial intermediary and transmitted to the Distributor or its designee by the close of regular trading on the NYSE in order for you to receive that day’s offering price.  Otherwise, the order will receive the offering price that is determined on the next day the NYSE is open.  Old Mutual Funds II and financial intermediaries reserve the right to reject customer orders that are incomplete or otherwise not in “good order.” Financial intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to the Distributor or its designee in a timely manner.  Old Mutual Funds II will be deemed to have received a purchase or redemption order from authorized financial intermediaries (“authorized financial intermediaries”) when the authorized financial intermediary, or its authorized designee, accepts the order. The customer order will be priced at the Fund’s NAV next computed after such order is unconditionally accepted by an authorized financial intermediary or its authorized designee.

Valuing Portfolio Securities

The Funds use pricing services to determine the market value of the securities in their portfolios.  Except as discussed below, the Funds generally use the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Funds’ portfolios, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

Short-term investments in the Funds are priced at amortized cost, which approximates market value.  The market value of bonds is determined based on an evaluated price.  If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates.  Because foreign markets may be open at different times than the NYSE, the price of a Fund’s shares may change on days when its shares are not available for purchase or sale.  If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value pursuant to procedures approved by the Board.

Fair Value Pricing

The Funds have fair value pricing procedures in place, and a Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is believed to be unreliable, is unavailable, or if Fund assets have been affected by events occurring after the close of trading of a securities market, but before a Fund calculates its NAV.  By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security.  These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.  In addition, fair value pricing is a helpful tool in preventing excessive short-term trading activity because it may make it more difficult for potentially disruptive shareholders to determine if pricing inefficiencies exist in a Fund’s securities.  The valuation assigned to fair valued securities for purposes of calculating the Fund's NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.  Although intended to do so, the fair value procedures may not always better represent the price at which the Fund could sell the fair valued security and may not always result in a more accurate NAV.

Policy Regarding Excessive or Short-Term Trading

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity, market-timing, or other abusive trading practices.  Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance.  In particular, frequent trading of Fund shares may:

•	cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;
•	force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;
•	increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out; or
•	dilute the value of Fund shares held by long-term shareholders.

Old Mutual Funds II, Old Mutual Capital, and their agents, will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that all such trading will be identified and restricted.  Purchase and sale orders may be received through financial intermediaries.  Old Mutual Funds II, Old Mutual Capital, and their agents cannot always know or reasonably detect short-term trading through financial intermediaries, or through the use of omnibus accounts by financial intermediaries.

To minimize harm to the Funds and their shareholders, Old Mutual Funds II, Old Mutual Capital, and their agents reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and Old Mutual Capital and its affiliates (collectively, for purposes of this section Policy Regarding Excessive or Short-Term Trading, “Old Mutual Capital”) and their agents have implemented the following tools designed to discourage excessive short-term trading in the Funds:

•	trade activity monitoring;
•	trading guidelines for certain retail mutual funds advised by Old Mutual Capital;
•	a redemption/exchange fee on short-term trades in certain retail mutual funds advised by Old Mutual Capital; and
•	selective use of fair value pricing.

These tools are described in more detail below except fair value pricing, which is described above.  Although these tools are designed to discourage short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that short-term trading activity in the Funds will occur.  Moreover, each of these tools other than the redemption/exchange fee involves judgments that are inherently subjective.  Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.  For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor’s trading history in the retail mutual funds advised by Old Mutual Capital (together referred to as the “Old Mutual Funds”), other funds, and accounts under common ownership, influence or control.  Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

Old Mutual Funds II or its agent has entered into a shareholder information agreement with each of its Financial Intermediaries, as such term is defined by Rule 22c-2 under the Investment Company Act of 1940, as amended, pursuant to which such Financial Intermediaries are obligated to provide individual shareholder transaction information to Old Mutual Funds II or its agents for the purpose of monitoring individual shareholder trading activity.  Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in excessive short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder’s account other than exchanges into an affiliated money market fund (if available).  Determining whether a shareholder has engaged in excessive short-term trading involves judgments that are inherently subjective.  In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Old Mutual Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts that are held by intermediaries other than Financial Intermediaries (“Second-Tier Intermediaries”) may be limited because Second-Tier Intermediaries may choose not to disclose individual shareholder transaction information, or may not disclose such information in a timely manner upon Old Mutual Funds II’s request.  Old Mutual Capital and its agents rely on Financial Intermediaries and the willingness, ability and rights of Second-Tier Intermediaries to monitor trading activity in omnibus accounts and/or enforce the Funds’ excessive short-term trading policy.  Old Mutual Capital and its agents will attempt to apply the excessive short-term trading policy uniformly to all accounts.

Trading Guidelines

If a shareholder exceeds four exchanges out of an Old Mutual Fund (other than the Old Mutual Cash Reserves Fund) per calendar year, or if Old Mutual Funds II, Old Mutual Capital, or one of their agents, determines that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), Old Mutual Funds II will not knowingly accept any additional purchase and exchange orders from such shareholder.  Old Mutual Funds II, Old Mutual Capital, and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, but for legitimate trading purposes and consistent with the best interests of long-term shareholders. Using the proceeds from the redemption of shares of one Old Mutual Fund to purchase shares of one or more other Old Mutual Funds is considered a single exchange.  Old Mutual Funds II may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part.  Transactions accepted by a financial intermediary in violation of the short-term trading policy are not deemed accepted by the Fund and may be cancelled or revoked.  Old Mutual Capital and its agents may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges.  Old Mutual Funds II and Old Mutual Capital also reserve the right to delay delivery of redemption proceeds for up to 7 days or to honor certain redemptions with securities rather than cash.

Redemption/Exchange Fee

The Funds impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Funds within 10 calendar days of their purchase.  The Funds will impose a redemption/exchange fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days.  In determining how long shares of a Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first.  A Fund will retain the redemption/exchange fee for the benefit of the remaining shareholders.  Due to operational requirements, certain financial intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Funds’ methods for tracking and calculating the fee.

The Funds charge the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of a Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses a Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption/exchange fee on transactions involving the following:

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the fee;

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose the fee;

•	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;

•	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

•	certain broker wrap fee and other fee-based programs;

•	redemptions initiated by a Fund, as permitted in the prospectus; or

•
redemptions by the Old Mutual Asset Allocation Portfolios (each of which is a “fund of funds” that primarily invests in shares of Old Mutual Funds) or by other asset allocation or target date funds advised by Old Mutual Capital.

There is no guarantee that Old Mutual Funds II will be successful in its efforts to enforce its redemption/exchange fee.

Certain financial intermediaries such as broker/dealers, banks, insurance companies and retirement plan administrators may impose frequent trading restrictions that differ from the Funds’ frequent trading restrictions, if such frequent trading restrictions are deemed by Old Mutual Capital or its agents to sufficiently protect Fund shareholders.  Please contact your broker/dealer, bank, insurance company or retirement plan administrator to determine what frequent trading restrictions may apply to your account.

Share Classes

The Funds offer the same share classes.  These share classes are described below.

The Funds offer four classes of shares:  Class A, Class C,1 Class Z and Institutional Class.  Each class represents investments in the same portfolio of securities of a Fund and has the same rights and privileges as the other share classes of that Fund, except that:  (i) each class may be subject to different sales charges (loads); (ii) each class may be subject to different distribution fees, which, if applicable, are paid pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a service plan which may be adopted under Rule 12b-1 of the 1940 Act; (iv) exchanges are generally not permitted between the various share classes but only among the same class; and (v) each class may have exclusive voting rights with respect to matters affecting only that class.  When choosing a share class, you should consult your financial adviser as to which class is most suitable for you.  Below is a summary of certain features of the share classes.

You will not pay a sales charge in connection with the acquisition of the Focused Fund shares pursuant to the Reorganization.  In addition, the holding period for purposes of calculating any contingent deferred sales charge applicable to Class A or Class C shares of the Focused Fund received pursuant to the Reorganization will be the date of original purchase of the corresponding Class A or Class C shares of the Technology and Communications Fund and not the date of the Reorganization.

1  It is anticipated that Class C shares of the Funds will be liquidated and terminated effective following the close of business on or about October 23, 2009.  Therefore, while Technology and Communications Fund Class C shareholders as of the close of business on August 25, 2009 will be asked to vote on the proposed Reorganization, their Class C shares in the Technology and Communications Fund are expected to be liquidated and terminated prior to the date the Reorganization is consummated. In the unlikely event that Class C shares of the Funds are not liquidated and terminated prior to the Reorganization, then Class C shares of the Technology and Communications Fund will be reclassified as Class C shares of the Focused Fund.

Sales Charges

The Funds impose the same sales charges, which are described below:

	CLASS A	CLASS C	CLASS Z	INSTITUTIONAL CLASS
Initial Sales Charge	up to 5.75%	None	None	None

CDSC	None (except on redemptions of certain large purchases held for less than one year)	1.00% on redemption within one year	None	None

Distribution and Service Fees	0.25%	1.00%	None	None

Dividends	Generally higher than Class C due to lower annual expenses	Generally lower than Class A due to higher annual expenses	Generally higher than Class A due to lower annual expenses	Generally higher than Class Z due to lower annual expenses

Class A Shares

A sales charge may be imposed on the purchase of Class A shares of a Fund (initial sales charge).  You may be eligible to pay a reduced initial sales charge or none at all, as described below.  The term Public Offering Price used below includes a Fund’s NAV plus any applicable initial sales charge.  The sales charge information in this section of the Prospectus can also be accessed, free of charge, at oldmutualfunds.com.

Class A shares of are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

	Investor’s Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net
Single Transaction	Offering Price	Amount Invested

Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Certain investors may be eligible to purchase Class A shares at NAV and not pay an initial sales charge.  Other investors may be eligible for a reduced initial sales charge on purchases of Class A shares.  Below are the various ways that investors may qualify for a reduction or elimination of initial sales charges on purchases of Class A shares.  The Funds’ statement of additional information contains more detail on how to qualify for certain of these reductions or eliminations of initial sales charges.  The statement of additional information is available upon request, without charge, by writing to Old Mutual Funds II, P.O. Box 219534, Kansas City, Missouri 64121-9534, or by calling 888-772-2888.

Class A Purchases Not Subject to Initial Sales Charges

You will not pay initial sales charges:

•
On purchases of $1 million or more Class A shares of a Fund.  However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase.  See “Class A - Contingent Deferred Sales Charges” below.

•
On additional purchases of one or more Funds that result in account balances of Class A shares of the Funds totaling $1 million or more.  However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase.  See “Class A - Contingent Deferred Sales Charges” below.

•	On shares purchased by reinvesting dividends and distributions.

•	On purchases of the Old Mutual Cash Reserves Fund.

•	When exchanging shares among Old Mutual Funds with the same or higher initial sales charges. See “Exchanges Between Funds” below for more information on exchanges between funds.

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares.  See the statement of additional information for more information on the reinstatement privilege.

•	When a merger, consolidation or acquisition of assets of a Fund occurs.

•	If you are Old Mutual Capital, an affiliated company of Old Mutual Capital, or a sub-adviser and you purchase your shares directly through the Distributor.

•	If you are an employee benefit plan established for employees of Old Mutual Capital, sub-adviser or their affiliates.

•	If you are a discretionary advised client of Old Mutual Capital or its affiliates.

•
If you are a registered representative or employee of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) or any member of the immediate family (including spouse and children) of any such person, provided that purchases at NAV are permitted by the policies of, and are made through, such person’s employer.

•	If you are a financial institution trust department investing an aggregate of up to $1 million in Class A shares of Old Mutual Funds (excluding the Old Mutual Cash Reserves Fund).

•
If you are a managed account (wrap) program for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by Old Mutual Funds II that provides asset allocation or similar specialized investment services or investment company transaction services for their customers, that charges a minimum annual fee for such services, and that has entered into an agreement with the Distributor or a clearing agent that has an agreement with the Distributor with respect to its use of the Funds in connection with such services.

•
If you are a pension, profit-sharing or other employee benefit plan created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the “Code”) or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code.  See the Funds’ statement of additional information for applicable restrictions.  Participants in such plans that establish one or more separate accounts with a Fund may include, for purposes of determining any applicable reductions of initial sales charges, only the participants’ individual investments in the plans.

•
If you are an individual or entity with substantial business relationship with Old Mutual Funds II, Old Mutual Capital or their affiliates, as determined by a Vice President or more senior officer of Old Mutual Funds II or Old Mutual Capital, and you purchase your shares directly through the Distributor.

Class A Purchases Eligible for Reductions of Initial Sales Charges

In addition to the above described reductions in initial sales charges for purchases over a certain dollar amount, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge.  To be eligible to participate in these programs, you must inform your broker-dealer or financial adviser at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase.  In addition, Old Mutual Funds II may request account statements if it is unable to verify your account information.

Rights of Accumulation.  Purchases of new Class A shares may be combined with Class A shares of all Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares of Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you own.  See the Funds’ statement of additional information, available from Old Mutual Capital, for more information on rights of accumulation.

Letters of Intent.  Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of one or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) during a thirteen-month period.  The amount you agree to purchase determines the amount of the initial sales charge you will pay.  If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested.  See the Funds’ statement of additional information, available from Old Mutual Capital, for more information on LOIs.

Concurrent Purchases.  You may combine the amount invested in simultaneous purchases of Class A and Class C shares of two or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) to determine your Class A sales charge.

Purchasers Qualifying for Reductions of Initial Sales Charges

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section.  These qualified purchasers include the following:

Individuals.

•	An individual, his or her spouse, or children residing in the same household.

•	Any trust established exclusively for the benefit of an individual.

Trustees and Fiduciaries.

•	A trustee or fiduciary purchasing for a single trust, estate or fiduciary account.

Other Groups.

•
Any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Old Mutual Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation.  Appropriate documentation includes, without limitation, account statements regarding Class A shares of  Old Mutual Funds held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares.  The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge.  No person or entity may distribute shares of any Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

Class A - Contingent Deferred Sales Charges

A CDSC will apply to purchases of $1 million or more of Class A shares that are redeemed within 12 months of the date of purchase, other than to purchases of the Old Mutual Cash Reserves Fund.  This charge will be of based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1% of Class A shares purchased at NAV on all purchases of $1 million or more, other than to purchases of the Old Mutual Cash Reserves Fund.  In determining whether a CDSC is payable, and the amount of any such charge, shares not subject to the CDSC are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase.  No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

•
where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer;

•	on purchases made in connection with the reinvestment of dividends and distributions from a Fund;

•	on exchanges of shares of certain other Old Mutual Funds (see the statement of additional information for more information on the exchange privilege);

•
on redemptions of Class A shares of the Old Mutual Cash Reserves Fund acquired through direct purchase; however, if you acquired Class A shares of the Old Mutual Cash Reserves Fund through an exchange of Class A shares of another Old Mutual Fund, you may be subject to a CDSC upon redemption;

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the statement of additional information for more information on the reinvestment privilege); or

•	on purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

Class C Shares

Class C shares are not subject to an initial sales charge but may be sold with a CDSC.  Class C shares of each Fund are currently sold with a CDSC of 1% on shares redeemed within one year of purchase.  Shares of the Funds redeemed after one year will not pay a CDSC.

The overall cost per share of investing in Class C shares in amounts greater than $1,000,000 is generally higher than the comparable cost of investing in similar dollar amounts of Class A shares.  Accordingly, Old Mutual Funds II will refuse an investor’s order to purchase additional Class C shares when, to the knowledge of the Distributor, the value of all Class C shares of Old Mutual Funds in all of the investor’s related accounts exceeds $1,000,000.  For purposes of this policy, “related accounts” refers to the accounts that may be aggregated for purposes of purchasing Class A shares with a reduced initial sales charge. In no event will Old Mutual Funds II honor an order to purchase more than $1,000,000 of Class C shares of the Old Mutual Funds.

Class C - Contingent Deferred Sales Charges

The CDSC on Class C shares may be waived:

•	on total or partial redemptions where the investor’s dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable;

•	If you redeem shares acquired through reinvestment of dividends and distributions;

•	On increases in the NAV of your shares;

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the statement of additional information for more information on the reinstatement privilege);

•	Upon the death of the shareholder or plan participant (if you present a death certificate for the applicable shareholder or plan participant);

•
Upon the post-purchase disability (as defined in Section 72(m)(7) of the Code) of the shareholder or plan participant (if such shareholder or plan participant provides a physician’s certification of such disability and such certification is acceptable in form and substance to Old Mutual Funds II).  Pursuant to Section 72(m)(7) of the Code, an individual shall be considered to be disabled if she is unable to engage in any substantially gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration;

•	on required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½;

•
on redemptions through a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 10% of the value of the shareholder’s investment in Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan; or

•	on the liquidation of a shareholders account by Old Mutual Funds II for failure to maintain the required minimum account balance.

There may be other situations when you may be able to purchase or redeem Class A or Class C shares at reduced or without sales charges.  Consult the statement of additional information, available from Old Mutual Capital, for details.

Computing a Contingent Deferred Sales Charge

The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions.  In determining whether to charge a CDSC, Old Mutual Funds II will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

Class Z Shares

Class Z shares may only be purchased through certain authorized financial service firms.  Class Z shares are not available to shareholders by direct purchase through the Funds’ transfer agent, except that:  (1) persons or entities who are the beneficial owners of, and who have continuously maintained since June 4, 2007, an investment in Class Z shares of any retail mutual fund currently advised by the Adviser (“Grandfathered Investment”) and any person or entity listed in the account registration of a Grandfathered Investment, such as joint owners, trustees, custodians, and designated beneficiaries; and (2) employees of the Adviser and Old Mutual Investment Partners, trustees/directors of any mutual fund currently advised by the Adviser, fund counsel to any mutual fund currently advised by the Adviser, and their immediate families may continue to purchase Class Z shares in any applicable manner.

Institutional Class Shares

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan; and

•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital.  Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign an LOI, committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months.  Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors.  If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available.  If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available.  The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value.  If the Fund closes your account, it will redeem your shares and send you the cash proceeds.  If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum.  Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries.  However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account.  Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums.  Please see the statement of additional information for more information about LOIs.

Purchase Procedures

The purchase and redemption procedures are the same for both Funds and are described below.

You may purchase Class A and Class C shares of each Fund through select broker-dealers or other financial institutions that are authorized to sell you shares of the Funds.  Eligible investors may purchase Class Z and Institutional Class shares of each Fund directly through the Funds’ transfer agent or through select financial service firms that are authorized to sell you shares of the Funds.  Such financial service firms may charge you a fee for this service in addition to each Fund’s public offering price.

Purchases of shares of each Fund may be made on any day on which the NYSE is open for business.  For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Funds.  The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Funds so that you may receive the same day’s NAV.  If you purchase shares directly through the Funds’ transfer agent, your order must be received before 4:00 p.m. Eastern Time for your purchase order to be effective on the day you place your order.  The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge.

Concepts to Understand

TRADITIONAL IRA.  An individual retirement account.  Your contributions may or may not be deductible depending on your circumstances.  Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA.  An IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA.  An IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

SIMPLE IRA.  An IRA or 401(k) plan sponsored by a small business employer under which each employee elects the portion of his or her compensation to be contributed to the IRA, and the employer is required to make additional contributions.

COVERDELL EDUCATION SAVINGS ACCOUNTS.  A savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, consult your financial adviser or a tax adviser.

Minimum Investments Applicable to Class A, Class C and Class Z*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Redemption Procedures

You may sell your shares of a Fund by contacting your broker-dealer or other financial institution at which you maintain an account.  The broker-dealer or financial institution may charge you a fee for this service.  Sale orders received by the transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund’s next calculated NAV.  The redemption price will be reduced by any applicable CDSC and redemption/exchange fee.  The Fund generally sends payment for your shares the business day after your order is accepted.  Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to 7 days.  Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.

Limitations on selling shares by telephone

Proceeds Sent by	Minimum	Maximum
Check	no minimum	$50,000 per day
Wire*	no minimum	$50,000 per day
ACH	no minimum	$50,000 per day

*           Wire fee is $10 per Federal Reserve Wire.

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

Written Redemption Orders

Some circumstances require written sell orders along with signature guarantees.  These include:

•	Redemptions by check, wire or ACH in excess of $50,000;

•	Requests to send proceeds to a different address or payee;

•	Requests to send proceeds to an address that has been changed within the last 30 days; and

•	Requests to wire proceeds to a different bank account.

For joint accounts, each signature must be guaranteed.  A signature guarantee may be obtained from a bank, broker dealer, credit union, securities exchange or association, clearing agency or savings association and must include the title of the signatory.  A notary public does not provide a signature guarantee.  A valid signature guarantee must appear in the following format:

“Signature(s) Guaranteed”
[Institution’s Name]
By:  [Signature]
Title:  [Title of Signatory]

Systematic Withdrawal Plan

A Systematic Withdrawal Plan permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.  Consult your broker, dealer, or financial institution regarding how to establish this feature.  Please note that to utilize this feature, you must maintain an account balance of $5,000 or more.

General Purchase and Redemption Policies

•
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT:  Old Mutual Funds II is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account.  If you do not provide this information, we may not be able to open your account.  Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

•	Each Fund may reject or suspend acceptance of purchase orders.

•	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.

•
Payment for telephone purchases must be received by the Fund’s transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

•
When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV.

•
State Street Bank and Trust Company, the custodian for IRAs and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to IRA accounts and a $7 annual custodial fee to Coverdell Education Savings accounts.  Custodial fees are automatically deducted from your account if not received by the announced due date, usually in mid-December.

•
Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below $1,000.  This fee does not apply to Uniform Gifts/Transfer to Minor Accounts, Coverdell Education Savings Accounts, Systematic Investment Plans or shareholders who consent to receive account statements and regulatory mailings electronically.  The Funds will provide 60 days’ prior notice of the imposition of this fee.  The Funds will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•
For non-retirement accounts, if the value of your investment in the Fund falls below $500, we may redeem your shares and mail the proceeds to you.  You will be provided 60 days’ prior notice of such redemption.  Your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	Asset allocation programs set up in networked accounts, which have been pre-approved by the Fund, will not be subject to the minimum account balances as described above.

•
The Funds produce account statements, annual and semi-annual financial reports and annual updates to the prospectus that will be mailed to you.  You may elect to receive the account statements, financial reports and prospectus updates electronically by enrolling at oldmutualfunds.com.  To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund.  Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses.  If you do not want the mailing of these documents to be combined with those for other members of your household, please call us and we will begin delivery within 30 days of your request.  If you purchased your shares through a financial intermediary, please contact your broker-dealer or financial adviser to request separate mailings.

•	Investment instructions are irrevocable. That means that once you have caused your investment instruction to be transmitted, such investment instruction may not be modified or cancelled.

Exchanges Between Funds

You may exchange some or all shares of a particular class of a Fund for the same class of another Old Mutual Fund that offers such class of shares as long as the Fund is open to new investors.  In addition, Class Z shares may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class shares.

Generally, you will not pay an initial sales charge when you exchange Class A shares of a Fund for another Old Mutual Fund.  However, you may be required to pay an initial sales charge when exchanging Class A shares from an Old Mutual Fund with no initial sales charge or a lower initial sales charge than the Old Mutual Fund into which you are exchanging.  If you exchange into an Old Mutual Fund whose shares are subject to a CDSC, we will calculate the holding period from the date you made your original purchase and not the date you exchanged your shares.

If a shareholder exceeds four exchanges out of any of the Old Mutual Funds (except the Old Mutual Cash Reserves Fund) per calendar year, or if the Funds, Old Mutual Capital, or one of their agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive, the determining party may, in its discretion, reject any additional purchase and exchange orders.  In addition, short-term exchanges may be subject to a redemption/exchange fee.  See the section of this Prospectus/Proxy Statement entitled “Policy Regarding Excessive or Short-Term Trading” for details of the limitations on exchanging between Old Mutual Funds and the redemption/exchange fee.  The minimum investment requirements also apply to exchanges.

Before making an exchange, you should obtain and review the prospectus of the Old Mutual Fund whose shares are being acquired.  Shareholders should be aware that a financial intermediary may charge a fee for handling an exchange.  Shareholders may realize a taxable gain or loss on any exchange.

Opening an Account

Shares may be purchased through the following methods:

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:
Complete the application. Mail your completed application and a check to:

Regular Mail:
Old Mutual Funds II P.O. Box 219534 Kansas City, Missouri 64121-9534

Overnight Mail:
Old Mutual Funds II 210 West 10th Street, 8th Floor Kansas City, Missouri 64105

By Telephone:
Call us at 888-772-2888 to receive an account application or make an investment with existing bank information on your current account.

By Wire:
Call us at 888-772-2888 to receive an application. Once the account is established, wire your investment to the bank listed below.

United Missouri Bank of Kansas City, N.A. ABA # 10-10-00695 Account # 98705-23469

Include the following information with the wiring instructions:
Fund name in which you wish to invest Your name Your Social Security or tax ID number Your account number

Return the account application.

To Make Additional Investments to an Existing Account

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:
Fill out an investment slip.
Mail the slip and the check to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone:
Call us at 888-772-2888.

By Wire:
Have your bank send your investment to:

United Missouri Bank of Kansas City, N.A.
ABA # 10-10-00695
Account # 98705-23469

Include the following information with the wiring instructions:

Fund name
Your name
Your Social Security or tax ID number
Your account number

By ACH:
Complete the bank information section on the account application.
Attach a voided check or deposit slip to the account application.
The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

Via The Internet:
Complete the bank information section on the account application.
Enter the “My Account” section of the Old Mutual Funds II Website located at oldmutualfunds.com and follow the instructions for purchasing shares.

To Sell Shares

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:
Write a letter of instruction that includes the following information:

Your name(s) and signature(s)
Your account number
The Fund name
The dollar amount you wish to sell
How and where to send the proceeds

If required, obtain a signature guarantee.  Mail your request to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone:
Sales orders may be placed by telephone provided this option was selected on your account application.  There may be limitations on sales orders placed by telephone.  Please call 888-772-2888.  Note: Persons under age 59 1/2 may only make sales from IRA accounts in writing, not by telephone.

By Wire:
Sale proceeds may be wired at your request.  Be sure Old Mutual Funds II has your wire instructions on file.  There is a $10 charge for each wire sent by the Fund.

By ACH:
Complete the bank information section on the account application.
Attach a voided check or deposit slip to the account application.
Please note that sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.

Via the Internet:
Enter the “My Account” section of the Old Mutual Funds II Website located at oldmutualfunds.com and follow the instructions for redeeming shares.

Distributions and Taxes

As a regulated investment company, a Fund generally does not pay Federal income tax on the income and gains it distributes to you.  The Funds pay shareholders dividends from their net investment income and distributions from their net realized capital gains at least once a year, if available.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate Federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise.  There are no fees on reinvestments.  Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Taxes on Transactions

In general, if you are a taxable investor, Fund distributions (other than a return of capital) are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund.  The current qualified dividend income and long-term capital gains tax rates for non-corporate shareholders are provided in the table below.

Taxability of Distributions to Individuals and Other Non-Corporate Shareholders

Type of Distribution	Tax rate for 15% bracket and lower	Tax rate for brackets higher than 15%
Dividends Generally	Ordinary income rate	Ordinary income rate
Qualified Dividends	0%	15%
Short-term Capital Gains	Ordinary income rate	Ordinary income rate
Long-term Capital Gains	0%	15%

In addition, investors in taxable accounts should be aware of the following basic tax points:

•
Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends paid by a Fund may be designated as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

•	Distributions declared to shareholders with a record date in December - if paid to you by the end of January - are taxable for Federal income tax purposes as if received in December.

•
A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain or loss (provided the shares are held as a capital asset), which will be short-term if you held your shares for 12 months or less and long-term if you held your shares for more than 12 months.

•	Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

•
If you invest in a Fund shortly before it makes a capital gain distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is sometimes referred to as “buying a dividend” because, although the distribution is in effect a return of a portion of the purchase price, it is taxable.

By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund shares are generally not sold outside the U.S. Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to any investment in the Fund. If you are not a citizen or resident of the U.S., see the statement of additional information for more information.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about Federal, state, local, or foreign tax consequences before making an investment in a Fund.  Refer to the statement of additional information for additional tax information.

OLD MUTUAL FUNDS II
ON BEHALF OF THE
OLD MUTUAL GROWTH FUND

●, 2009

Dear Valued Shareholder:

I am writing to let you know that on July 28, 2009, the Board of Trustees (the “Board”) of the Old Mutual Growth Fund (the “Growth Fund”) approved the reorganization of the Growth Fund into the Old Mutual Focused Fund (the “Focused Fund”), subject to shareholder approval. The Board is requesting your vote on the proposal to reorganize the Growth Fund into the Focused Fund.

In recommending the reorganization of the Growth Fund into the Focused Fund, the Board considered that the Focused Fund’s management fee and expense limitations are lower than the Growth Fund’s management fee and corresponding expense limitations. In addition, the Focused Fund’s expense limitations extend through July 31, 2012 while the Growth Fund’s expense limitations may be discontinued anytime after December 31, 2010. Thus, if the reorganization is approved by shareholders, those shareholders who elect to participate in the reorganization are expected to benefit from lower fees and expenses.  In addition, if the proposal is approved, the Focused Fund is generally expected to realize economies of scale by combining with the Growth Fund.

In addition, the Board considered that the Focused Fund has a stronger long-term performance record than the Growth Fund, and Old Mutual Capital, Inc., the Funds’ investment manager, believes that if the reorganization is approved the Focused Fund will have improved marketability based upon (1) its strong historical performance record, and (2) the increase in assets resulting from the reorganization.  Thus, it is anticipated that the Focused Fund will be better positioned to attract new assets and enable shareholders to potentially benefit from further economies of scale.

Although the investment objectives and strategies for the Growth Fund and the Focused Fund differ, the Board recognizes that reorganizing the Growth Fund into the Focused Fund will enable shareholders to remain invested in a mutual fund that seeks capital appreciation, while also benefiting from being invested in a mutual fund that offers a lower management fee, stronger long-term performance, and lower expense limitations that extend for a longer period than the expense limitations for the Growth Fund.

Growth Fund shareholders of record as of the close of business on August 25, 2009 are entitled to vote on the proposal to reorganize the Growth Fund into the Focused Fund at a special meeting of shareholders (the “Meeting”) that will be held on November 23, 2009, at 10:30 a.m. Mountain Time, at the offices of Old Mutual Capital, Inc., located at 4643 South Ulster Street, Suite 600, Denver, Colorado.  If the Growth Fund reorganization is approved by shareholders, you will receive shares of the Focused Fund equivalent in dollar value to your shares in the Growth Fund at the time of the reorganization. Importantly, the reorganization is designed to be a tax-free reorganization, so shareholders will not realize a tax gain or loss as a direct result of the reorganization.

The enclosed combined Proxy Statement and Prospectus includes a detailed description of the proposed Growth Fund reorganization and compares, among other things, the investment objectives and policies, risks, operating expenses and performance history of the Growth Fund and Focused Fund.  We encourage you to read the entire Proxy Statement and Prospectus, which describes the proposal in detail.  This package also contains a proxy, a business reply envelope permitting you to vote by mail, and simple instructions on how to vote by phone or via the Internet.

THE BOARD HAS CAREFULLY CONSIDERED THE PROPOSAL, BELIEVES THE PROPOSAL TO BE IN THE BEST INTERESTS OF SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

You may vote in one of four ways:

BY MAIL using the enclosed proxy card;

BY INTERNET through the website listed on your proxy card;

BY TELEPHONE by calling the number indicated on your proxy card; or

IN PERSON at the Meeting of Shareholders on November 23, 2009.

Your vote is extremely important, no matter how many shares you own.  If we do not receive sufficient votes to approve the proposal, we may have to send additional mailings or conduct telephone solicitations.  If you have any questions about the proposal, please call our proxy solicitor, Broadridge at ●.

Thank you for your response and we look forward to preserving your trust as a valued shareholder over the long-term.

Sincerely,

Leigh A. Wilson
Chairman
Old Mutual Funds II

OLD MUTUAL FUNDS II
Old Mutual Growth Fund

NOTICE OF MEETING OF SHAREHOLDERS

To Be Held on November 23, 2009

4643 South Ulster Street, Suite 600
Denver, Colorado 80237

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Old Mutual Growth Fund (the “Growth Fund”), a series portfolio of Old Mutual Funds II, will be held at the offices of Old Mutual Capital, Inc. located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237 on November 23, 2009, at 10:30 a.m. Mountain Time (the “Meeting”), for the purpose of voting on the proposal set forth below and to transact such other business that may properly come before the Meeting, or any adjournments thereof:

Approval of a Plan of Reorganization that provides for the sale of assets and liabilities of the Growth Fund to the Old Mutual Focused Fund.

The proposal is discussed in greater detail in the attached Combined Prospectus and Proxy Statement.  You are entitled to vote at the Meeting or any adjournments thereof if you owned shares of the Growth Fund at the close of business on August 25, 2009.  If you attend the Meeting or any adjournments thereof, you may vote your shares in person.  Whether or not you intend to attend the Meeting or any adjournments thereof, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;

(2)
Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)
Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

By order of the Board of Trustees,

Andra C. Ozols
Secretary
Old Mutual Funds II
Dated: ●, 2009
Denver, Colorado

COMBINED PROSPECTUS AND PROXY STATEMENT
●, 2009

Relating to the Acquisition of Assets of
OLD MUTUAL GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL FOCUSED FUND

EACH A SERIES PORTFOLIO OF
OLD MUTUAL FUNDS II
4643 South Ulster Street, Suite 600
Denver, Colorado 80237
888-772-2888

This document is being furnished to you in connection with the Special Meeting of Shareholders of Old Mutual Growth Fund (the “Growth Fund”), a series portfolio of Old Mutual Funds II, a Delaware statutory trust (“Old Mutual Funds II”), to be held at the offices of Old Mutual Capital, Inc. (“Old Mutual Capital”), located at the address listed above, on November 23, 2009 at 10:30 a.m. Mountain Time (the “Meeting”).  At the Meeting, you will be asked to approve a plan of reorganization (the “Plan of Reorganization”) for the Growth Fund and the consummation of the transactions described therein, as further described in this Combined Prospectus and Proxy Statement (“Prospectus/Proxy Statement”).

The Board of Trustees of Old Mutual Funds II, on behalf of the Growth Fund, is soliciting this proxy.  This prospectus/proxy statement will first be mailed to shareholders on or about ●, 2009.  The Board of Trustees (the “Board”) of Old Mutual Funds II has unanimously approved the Plan of Reorganization as being in the best interests of Growth Fund shareholders, and recommends that you vote “FOR” the proposal.

The Plan of Reorganization provides for the acquisition of assets and liabilities of the Growth Fund by the Old Mutual Focused Fund (the “Focused Fund,” and together with the Growth Fund, the “Funds”), a series portfolio of Old Mutual Funds II, and the reclassification of the issued and outstanding shares of the Growth Fund into shares of the Focused Fund based upon the net asset values of the two Funds (the “Reorganization”).  Upon the consummation of the Reorganization, all of the assets and liabilities of the Growth Fund will become assets and liabilities of the Focused Fund, and Class A shares of the Growth Fund will be reclassified as Class A shares of the Focused Fund, Class C shares of the Growth Fund will be reclassified as Class C shares of the Focused Fund,1  Class Z shares of the Growth Fund will be reclassified as Class Z shares of the Focused Fund, and Institutional Class shares of the Growth Fund will be reclassified as Institutional Class shares of the Focused Fund. The value of your account in the Focused Fund immediately after the Reorganization will be the same as the value of your account in the Growth Fund immediately before the Reorganization.

This Prospectus/Proxy Statement sets forth concisely the information that you should know before voting on the Plan of Reorganization.  This Prospectus/Proxy Statement should be read in its entirety and retained for future reference.  The statement of additional information related to this Prospectus/Proxy Statement dated July 29, 2009 is available upon request and without charge by contacting Old Mutual Funds II at the address or telephone number above, and is hereby incorporated by reference.

Like shares of the Growth Fund, shares of the Focused Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve risk, including the possible loss of the principal amount invested.

The current prospectuses for the Funds dated July 29, 2009, as supplemented, together with the related statement of additional information for the Funds dated July 29, 2009, as supplemented, are on file with the Securities and Exchange Commission (the “SEC”).  The prospectuses, statement of additional information, as well as the most recent annual report and semi-annual report for Old Mutual Funds II are available, without charge, by writing to Old Mutual Funds II, P.O. Box 219534, Kansas City, Missouri 64121-9534, or by calling 888-772-2888.  The SEC maintains a website at http://www.sec.gov that contains the prospectuses and statement of additional information described above, material incorporated by reference, and other information about Old Mutual Funds II.  You can also obtain additional information about the Funds on the Old Mutual Funds II website located at oldmutualfunds.com.

As with all mutual fund securities, the SEC has not approved or disapproved these securities or determined whether the information in this Prospectus/Proxy Statement is adequate or accurate.  Any representation to the contrary is a criminal offense.

[End of Front Cover Page]

1  It is anticipated that Class C shares of the Funds will be liquidated and terminated effective following the close of business on or about October 23, 2009.  If you own Class C shares, please see the “Share Classes” section of Appendix II of this Prospectus/Proxy Statement for more information about the closure.

OLD MUTUAL FUNDS II
Old Mutual Growth Fund

TABLE OF CONTENTS

INTRODUCTION
A.           QUESTIONS AND ANSWERS REGARDING THE REORGANIZATION
B.           COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES
C.           COMPARISON OF RISK FACTORS
D.           COMPARISON OF PERFORMANCE
E.           COMPARISON OF FEES AND EXPENSES
F.           COMPARISON OF PRICING, PURCHASE AND REDEMPTION POLICIES, SALES CHARGES, AND DISTRIBUTION
THE REORGANIZATION
A.           INFORMATION ABOUT THE REORGANIZATION
B.           REASONS FOR THE REORGANIZATION
C.           FEDERAL INCOME TAX CONSEQUENCES
D.           OTHER CONDITIONS
E.           SHAREHOLDERS’ RIGHTS
F.           CAPITALIZATION
OTHER INFORMATION ABOUT THE FUNDS
A.           INVESTMENT MANAGER AND INVESTMENT ADVISERS
B.           PORTFOLIO MANAGERS
C.           FINANCIAL HIGHLIGHTS
D.           PENDING LITIGATION
E.           ADDITIONAL INFORMATION ABOUT THE FUNDS
OWNERSHIP OF FUND SHARES
LEGAL MATTERS
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
VOTING INFORMATION
OTHER BUSINESS
APPENDIX I     Plan of Reorganization

Table of Contents - Old Mutual Growth Fund

INTRODUCTION

The “Introduction” section of this Prospectus/Proxy Statement provides a brief overview of the key features and other matters typically of interest to shareholders considering a proposed reorganization between mutual funds. These questions and answers are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and details regarding the proposed reorganization.  The description of the Reorganization is qualified by reference to the full text of the Plan of Reorganization, which is attached as Appendix I.

A.	Questions and Answers Regarding the Reorganization

Q.	WHAT IS BEING PROPOSED?

A.
At the Meeting, you will be asked to approve a Plan of Reorganization that provides for the acquisition of assets and liabilities of the Growth Fund by the Focused Fund, and the reclassification of the issued and outstanding shares of the Growth Fund into shares of the Focused Fund based upon the net asset values of the two Funds (the “Reorganization”).  Upon the consummation of the Reorganization, all of the assets and liabilities of the Growth Fund will become assets and liabilities of the Focused Fund, and Class A shares of the Growth Fund will be reclassified as Class A shares of the Focused Fund, Class C shares of the Growth Fund will be reclassified as Class C shares of the Focused Fund,2 Class Z shares of the Growth Fund will be reclassified as Class Z shares of the Focused Fund, and Institutional Class shares of the Growth Fund will be reclassified as Institutional Class shares of the Focused Fund.  The value of your account in the Focused Fund immediately after the Reorganization will be the same as the value of your account in the Growth Fund immediately before the Reorganization.

Q.	WHY IS THE REORGANIZATION IN THE BEST INTERESTS OF SHAREHOLDERS?

A.	The Board, including each of the independent Trustees, determined that the Reorganization would be in the best interests of both Funds and their shareholders for the following reasons, among others:

•	The continuity of management given that Old Mutual Capital is the investment manager to both Funds.

•	The Focused Fund’s management fee is lower than the Growth Fund’s management fee and corresponding expense limitations.

•
The Focused Fund’s expense limitations extend through July 31, 2012 while the Growth Fund’s expense limitations may be discontinued anytime after December 31, 2010. Thus, if the reorganization is approved by shareholders, those shareholders who elect to participate in the reorganization are expected to benefit from lower fees and expenses.

•	The Focused Fund is generally expected to realize economies of scale by combining with the Growth Fund.

•	The Focused Fund has a stronger long-term performance record than the Growth Fund.

•
Old Mutual Capital’s belief that if the Reorganization is approved, the Focused Fund will have improved marketability based upon (1) its strong historical performance record, and (2) the increase in assets resulting from the Reorganization, and will be better positioned to attract new assets and enable shareholders to enjoy economies of scale.

•	The continuity of portfolio management of the Focused Fund, which has had the same portfolio manager since its inception in 1999.

•	The potential operating efficiencies that may result from combining the Funds that may enable shareholders to realize cost savings on their investment.

•	The anticipated tax-free nature of the Reorganization for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Reorganization.

For additional information regarding the Funds’ fees and expenses, please refer to the “Introduction – Comparison of Fees and Expenses” section of this Prospectus/Proxy Statement.  For additional information regarding the Funds’ performance, please refer to the “Introduction – Comparison of Performance” section of this Prospectus/Proxy Statement.

2  It is anticipated that Class C shares of the Funds will be liquidated and terminated effective following the close of business on or about October 23, 2009.  If you own Class C shares, please see the “Share Classes” section of Appendix II of this Prospectus/Proxy Statement for more information about the closure.

Table of Contents - Old Mutual Growth Fund

Q.	WHAT IS THE RECOMMENDATION OF THE BOARD OF TRUSTEES?

A.	The Board recommends that you vote “FOR” the Reorganization.

Q.	DO THE FUNDS HAVE THE SAME INVESTMENT ADVISER?

A.
Both Funds are managed by Old Mutual Capital.  Munder Capital Management (“Munder”) and Turner Investment Partners, Inc. (“Turner”) are responsible for providing the day-to-day investment advice to the Growth Fund pursuant to separate sub-advisory agreements between Old Mutual Funds II Old Mutual Capital and each of Munder and Turner. OMCAP Investors, a division of Old Mutual Capital (“OMCAP Investors”), is responsible for providing the day-to-day investment advice to the Focused Fund pursuant to an investment management agreement between Old Mutual Funds II and Old Mutual Capital.

Q.	DO THE FUNDS HAVE THE SAME INVESTMENT OBJECTIVE?

A.
The investment objectives of the Growth Fund and the Focused Fund are different.  The Growth Fund seeks to provide investors with capital appreciation, while the Focused Fund seeks to provide investors with above-average returns over a three to five year market cycle.  Thus, the Focused Fund seeks to provide both capital growth and income over the stated period.

Q.	WHAT ARE THE PRIMARY DIFFERENCES IN THE INVESTMENT STRATEGIES AND RISKS OF THE FUNDS?

A.
To pursue its investment objective, the Growth Fund normally invests at least 65% of its net assets in equity securities of small and mid-capitalization companies, but primarily invests in mid-capitalization companies that Munder and Turner believe have favorable growth prospects. To pursue its investment objective, the Focused Fund normally invests at least 80% of its net assets in equity securities of any market capitalization, but primarily invests in large capitalization companies that OMCAP Investors believes have sustainable long-term growth prospects but are currently trading at modest valuation.

This means that to the extent the Growth Fund focuses its investments in mid-capitalization issuers with growth characteristics, it may be exposed to greater investment style risk because market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.  The market may not favor the Growth Fund’s growth style of investing, and the Growth Fund’s returns may vary considerably from other equity funds using different investment styles.  On the other hand, blending growth and value investment styles may cause the Focused Fund’s returns to be lower than returns of pure growth funds, such as the Growth Fund, during periods when the market favors companies with growth characteristics.

Furthermore, while both Funds may invest in small and mid-capitalization companies, the Focused Fund generally invests in large capitalization companies.  That means that it may be less exposed than the Growth Fund to the risks associated with small and mid-capitalization companies, including liquidity and volatility.  Conversely, by investing primarily in large capitalization companies, the Focused Fund may experience lower returns than the Growth Fund during periods when the market favors small and mid-capitalization securities.

The Focused Fund is “non-diversified,” meaning that it may own larger positions in a small number of securities than the Growth Fund, which is “diversified.”  This means that the an increase or decrease in the value of a single security will likely have a greater impact on the Focused Fund’s net asset value and total return than if the Focused Fund were diversified.  As of June 30, 2009, the Focused Fund held 28 portfolio securities as compared to the 179 portfolio securities held by the Growth Fund on that date.

For additional information regarding the Funds’ investment strategies and risks, see the “Introduction – Comparison of Investment Objectives and Policies” and “Introduction – Comparison of Risk Factors” sections of this Prospectus/Proxy Statement.

Q.	HOW DO THE FUNDS COMPARE IN SIZE?

A.
As of June 30, 2009, the Growth Fund’s net assets were $322.8 million and the Focused Fund’s net assets were $79.2 million.  The asset size of each Fund fluctuates on a daily basis and the asset size of the Focused Fund after the Reorganization may be larger or smaller than the combined assets of the Funds as of June 30, 2009.

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Q.	WILL THE PROPOSED REORGANIZATION RESULT IN HIGHER INVESTMENT MANAGEMENT FEES OR OTHER FUND EXPENSES?

A.	The Focused Fund’s management fee and expense limitations are lower than those of the Growth Fund, and are presented in the table below:

	Growth Fund	Focused Fund
Management Fee	0.81%	0.75%

Expense Limits
Class A	1.35%	1.20%
Class C	2.10%	1.95%
Class Z	1.10%	0.95%
Institutional Class	0.95%	0.80%

The Funds’ expense limits are the result of a contractual arrangement with Old Mutual Capital to cap Fund expenses, subject to certain exceptions.  The expense limits for the Growth Fund expire on December 31, 2010, and the expense limits for the Focused Fund expire on July 31, 2012.

Q.	WILL I HAVE TO PAY ANY SALES CHARGES ON SHARES RECEIVED IN THE REORGANIZATIONS?

A.
You will not pay a sales charge in connection with the acquisition of Focused Fund shares pursuant to the Plan of Reorganization. In addition, the holding period for purposes of calculating any contingent deferred sales charge applicable to Class A or Class C shares of the Focused Fund received pursuant to the Reorganization will be the date of original purchase of the corresponding Class A or Class C shares of the Growth Fund, and not the date of the Reorganization.

Q.	WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

A.
Legal counsel to the Growth Fund and the Focused Fund is expected to issue an opinion to Old Mutual Funds II that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes.  Shareholders are not expected to be subject to Federal income taxes as a direct result of the Reorganization.

Q.	WILL THE SERVICES PROVIDED BY OLD MUTUAL CAPITAL CHANGE?

A.
No.  Old Mutual Capital manages the Growth Fund and the Focused Fund.  The custodian, transfer agent and distributor are also the same for both Funds.  In addition, the Funds have the same procedures and privileges for distribution and the purchase, exchange, and redemption of shares.  Please consult your financial intermediary for information on any services provided by them to the Funds.

Q.	CAN I CONTINUE TO ADD TO MY GROWTH FUND ACCOUNT?

A.
Yes.  Growth Fund shareholders may continue to make investments in the Growth Fund before the closing date of the Reorganization. After the closing date of the Reorganization, investments in the Growth Fund cannot be accepted and will be rejected.

Q.	WHAT HAPPENS IF THE REORGANIZATION IS NOT APPROVED?

A.
Any shares you held in the Growth Fund would remain Growth Fund shares.  The Growth Fund and the Focused Fund would each continue to operate separately and the Board would determine what further action, if any, to take.

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Q.	WILL EITHER FUND PAY FOR THE PROXY SOLICITATION, LEGAL AND OTHER COSTS ASSOCIATED WITH THE PROPOSED REORGANIZATION?

A.
The Funds will pay all costs and expenses associated with the Reorganization, however, these costs and expenses will be borne by Old Mutual Capital to the extent that the Funds exceed their current expense limitations.  Costs associated with the Reorganization generally include printing and mailing costs, solicitation costs, legal costs, costs paid to the Funds’ independent registered public accounting firm, and other miscellaneous costs.  All costs and expenses associated with the Reorganization will be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets.  The anticipated costs of the solicitation are approximately $182,725.

Q.	IF APPROVED, WHEN WILL THE PROPOSED REORGANIZATION TAKE PLACE?

A.
If approved, the Reorganization will be effective the close of business on or about December 4, 2009, or as soon as reasonably practicable after shareholder approval is obtained (the “Closing Date”).  Shortly after completion of the Reorganization, shareholders will receive a confirmation statement reflecting their new Focused Fund account number and number of shares owned.

Q.	WHAT IF I WANT TO EXCHANGE MY SHARES FOR ANOTHER OLD MUTUAL FUND PRIOR TO THE REORGANIZATION?

A.
You may exchange your shares into other mutual funds advised by Old Mutual Capital (each an “Old Mutual Fund”) before the Closing Date by calling 888-772-2888 or contacting your financial intermediary.  If you choose to exchange your Growth Fund shares for another Old Mutual Fund, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an IRA.  If you exchange your shares before the date of the Meeting or any adjournments thereof, you will still be asked to cast your vote on the Reorganization.

Q.	HOW MANY VOTES AM I ENTITLED TO CAST?

A.
Shareholders of record of the Growth Fund as of the close of business on August 25, 2009 (the “Record Date”) are entitled to vote at the Meeting.  You are entitled to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of net asset value of shares held in your name as determined as of the Record Date.

Q.	HOW CAN I VOTE MY SHARES?

A.
You are entitled to vote at the Meeting or any adjournments thereof if you owned shares of the Growth Fund as of the close of business on August 25, 2009.  If you attend the Meeting or any adjournments thereof, you may vote your shares in person.  Whether or not you intend to attend the Meeting or any adjournments thereof in person, you may vote in any of the following ways:

(1)	Mail: Vote, sign, date and return the enclosed proxy card(s) in the enclosed postage-paid envelope;

(2)
Telephone: Have your proxy card(s) available. Vote by telephone by calling the toll-free number on your proxy card(s) which is available 24 hours a day, 7 days a week. Enter the control number on the proxy card(s) (a confirmation of your telephone vote will be mailed to you); or

(3)
Internet: Have your proxy card(s) available. Vote on the Internet by accessing the website listed on your proxy card(s). Enter the control number from your proxy card(s). Follow the simple instructions found on the website.

Q.	IF I VOTE MY PROXY NOW, CAN I CHANGE MY VOTE LATER?

A.
If you vote your proxy now, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II.  In addition, although mere attendance at the Meeting will not revoke a proxy, if you attend the Meeting you may withdraw your proxy and vote in person.

Q.	WHAT IS THE REQUIRED VOTE TO APPROVE THE PROPOSED REORGANIZATION?

A.
At the Meeting, a quorum being present, approval of the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Growth Fund as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).  This means the affirmative vote of the lesser of: (a) 67% or more of the voting securities of the Growth Fund present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Growth Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Growth Fund.

Q.	WHOM SHOULD I CALL FOR ADDITIONAL INFORMATION ABOUT THIS PROSPECTUS/PROXY STATEMENT?

A.	Please call the proxy solicitor, Broadridge, at ● to obtain additional information regarding the proposed Reorganization.

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B.	Comparison of Investment Objectives and Strategies

The investment objectives of the Growth Fund and the Focused Fund are different.  The Growth Fund seeks to provide investors with capital appreciation, while the Focused Fund seeks to provide investors with above-average returns over a three to five year market cycle.  Thus, the Focused Fund seeks to provide both capital growth and income over the stated period.

To pursue its investment objective, the Growth Fund normally invests at least 65% of its net assets in equity securities of small and mid-capitalization companies, but primarily invests in mid-capitalization companies that Munder and Turner believe have favorable growth prospects. To pursue its investment objective, the Focused Fund normally invests at least 80% of its net assets in equity securities of any market capitalization, but primarily invests in large capitalization companies that OMCAP Investors believes have sustainable long-term growth prospects but are currently trading at modest valuation.  In addition, the Focused Fund is “non-diversified,” meaning that it may own larger positions in a small number of securities than the Growth Fund, which is “diversified.” As of June 30, 2009, the Focused Fund held 28 portfolio securities as compared to the 179 portfolio securities held by the Growth Fund on that date.

Munder’s Investment Strategies – Growth Fund

Munder’s investment style, which focuses on both growth prospects and valuation, is known as “growth at a reasonable price.”  This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.

Munder portfolio managers generally choose the Growth Fund’s investments by reviewing the earnings growth of all publicly traded mid-cap companies over the past three years and selecting companies from within that universe.  Investment decisions are primarily based on:

•	Above-average, consistent earnings growth;
•	Financial stability;
•	Relative valuation;
•	Strength of industry position and management team; and
•	Price changes compared to the S&P MidCap 400® Index.

Sector weights are also targeted to be similar to those of the S&P MidCap 400 Index in an effort to highlight stock selection and manage sector risk.

Turner’s Investment Strategies – Growth Fund

Turner’s investment strategy focuses on stock selection and a bottom-up strategy that blends quantitative, fundamental, and technical analysis. Ideal candidates for investment are growth companies believed to have favorable earnings prospects, reasonable valuations, favorable trading volume, and price patterns. Each security is subjected to three separate evaluation criteria: fundamental analysis (approximately 80%), quantitative screening (approximately 10%) and technical analysis (approximately 10%).

Turner’s investment philosophy and process lead it to create equity portfolios that are generally fully invested at all times and, in large part, maintain sector weightings that are neutral relative to a targeted benchmark. Turner believes it is difficult, if not impossible, to accurately anticipate the market’s moves to favor one sector above another, and that the practice of overweighting or underweighting sectors leads to erratic investment performance. By remaining fully invested with a full market weighting in every sector, Turner helps ensure that its portfolios are positioned to benefit from rapid changes in market sentiment. In addition, by purchasing only those securities Turner believes are the best stocks within each sector, it seeks to minimize the impact of poorly performing sectors on the overall portfolio. These disciplines help reduce risks associated with sector rotation and market timing, and allow the investment team to focus efforts primarily on stock selection.

The heart of Turner’s stock selection process is fundamental analysis. Turner invests in companies whose fundamentals support:

•	A rate of growth that exceeds their industry peers;
•	Earnings that meet or exceed market consensus estimates; and
•	Earnings estimates that are being revised upwards.

Fundamental analysis helps determine if the companies Turner follows will exceed, meet, or fall short of consensus earnings expectations. The research analysts meet with company management, talk to industry experts and competitors, and attend trade shows/conferences in an effort to anticipate changes in the outlook for corporate earnings.

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While the primary focus is on fundamental analysis, Turner also uses a proprietary computer model to assess a universe of approximately 3,600 companies of varying capitalizations based on multiple earnings growth and valuation factors. Turner’s analysts screen securities within sector and market capitalization groups, using factors appropriate for each specific group.  Technical analysis is also used to evaluate trends in trading volume and price patterns for individual stocks. This helps the investment team to identify attractive entry and exit points. For example, money flow (accumulation or distribution) may act as a leading or confirming indicator. Relative strength can provide an early alert and cause analysts to revisit fundamentals.

OMCAP Investors’ Investment Strategies – Focused Fund

OMCAP Investors’ core investment process is driven by fundamental research and a multi-factor model that screens companies with attractive valuations relative to the sector and the market, near-term business dynamics, and long-term earnings growth.  These securities are generally trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power.  The investment process for the Focused Fund (1) attempts to focus on stocks of companies that are industry leaders where management teams have an incentive to grow bottom line earnings rather than focus primarily on revenues or return on equity; and (2) is based primarily on the belief that appropriately priced companies that are leaders in their industries with limited competition and high barriers to entry possess the characteristics that have the highest probability of outperforming the market over full market cycles in the blend space.

While the Board recognizes that the investment objectives and strategies for the Growth Fund and the Focused Fund differ, reorganizing the Growth Fund into the Focused Fund will enable shareholders to remain invested in a mutual fund that seeks capital appreciation, while also benefiting from being invested in a mutual fund that offers a lower management fee, stronger long-term performance, and lower expense limitations that extend for a longer period than the expense limitations for the Growth Fund.

Portfolio Turnover Rate

The annual portfolio turnover rate for the Growth Fund was 110.70% for the fiscal year ended March 31, 2009.  The Focused Fund’s portfolio turnover rate for the same period was 309.24%.  A fund with a higher portfolio turnover rate may result in higher transaction costs and may result in additional taxes for shareholders as compared to a fund with less portfolio turnover.

C.	Comparison of Risk Factors

Each Fund may invest in various types of securities or use certain investment techniques to achieve its investment objective. The following is a summary of the principal risks associated with such securities and investment techniques. Additional information about these risks is included in the Funds’ prospectus. As with any security, an investment in either Fund involves certain risks, including loss of principal. An investment in the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The fact that a particular risk is not identified does not indicate that a Fund does not invest its assets in, or is precluded from investing its assets in, securities that give rise to that risk.

Similar Risk Factors of the Funds

Like all investments in securities, you risk losing money by investing in the Funds.  The main risks of investing in each Fund are as follows:

Stock Market Risk.  The value of the stocks and other securities owned by the Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize the investment advisers’ determination of an investment’s value or the investment advisers may misgauge that value.

Small and Mid-Capitalization Company Risk.  Both Funds may invest in small capitalization or mid-capitalization companies.  While small capitalization and mid-capitalization companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small capitalization and mid-capitalization issuers may be less liquid and more volatile than securities of larger companies.  This means that the Funds could have greater difficulty buying or selling a security of a small capitalization or mid-capitalization issuer at an acceptable price, especially in periods of market volatility.

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Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Funds may focus their investments in certain industries within certain sectors, which may cause the Funds’ performance to be susceptible to the economic, business or other developments that affect those industries.

Primary Differences in Risk Factors of the Funds

Investment Style Risk.  Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.  The market may not favor the Growth Fund’s growth style of investing, and the Growth Fund’s returns may vary considerably from other equity funds using different investment styles.  This means that to the extent the Growth Fund focuses its investments in mid-capitalization issuers with growth characteristics, it may be exposed to greater investment style risk because market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.  The market may not favor the Growth Fund’s growth style of investing, and the Growth Fund’s returns may vary considerably from other equity funds using different investment styles.  On the other hand, blending growth and value investment styles may cause the Focused Fund’s returns to be lower than returns of pure growth funds, such as the Growth Fund, during periods when the market favors companies with growth characteristics.

Non-Diversified Fund Risk.  The Focused Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.”  The Focused Fund may invest up to 25% of its total assets in the securities of one issuer.  This means that an increase or decrease in the value of a single security likely will have a greater impact on the Focused Fund’s net asset value and total return than the Growth Fund, which is a diversified fund.  The Focused Fund’s share prices may also be more volatile than those of diversified funds, such as the Growth Fund.

Furthermore, while both Funds may invest in small and mid-capitalization companies, the Focused Fund generally invests in large capitalization companies.  That means that it may be less exposed than the Growth Fund to the risks associated with small and mid-capitalization companies, including liquidity and volatility.  Conversely, by investing primarily in large capitalization companies, the Focused Fund may experience lower returns than the Growth Fund during periods when the market favors small and mid-capitalization securities.

More information regarding the risks of investing in the Funds is included in the Old Mutual Funds II prospectus.

D.	Comparison of Performance

The following bar charts and performance tables illustrate the risks of investing in the Funds by showing changes in each Fund’s performance year to year and by showing how each Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Funds’ past performance, both before and after taxes, does not guarantee how they will perform in the future.  Performance reflects a limitation on the total expenses of the Funds pursuant to arrangements with the Funds’ current and former investment advisers.  The Funds’ returns would have been lower if the expense limitations had not been in effect.  Prior to January 1, 2006, the Growth Fund was managed by an investment adviser different than the Fund’s current investment manager and sub-advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.  The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Funds’ Class Z shares.  Performance for the Funds’ other share classes will vary due to differences in fees and expenses.

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Growth Fund Year-by-Year Total Returns through December 31, 2008 – Class Z Shares

1999	92.45%
2000	(22.99)%
2001	(34.53)%
2002	(30.35)%
2003	25.60%
2004	7.69%
2005	11.21%
2006	7.36%
2007	23.94%
2008	(46.12)%

Focused Fund Year-by-Year Total Returns through December 31, 2008 –
Class Z Shares

2000	24.81%
2001	3.44%
2002	(28.63)%
2003	33.36%
2004	14.13%
2005	1.93%
2006	22.86%
2007	2.99%
2008	(32.70)%

The Growth Fund’s Class Z shares year-to-date return as of June 30, 3009 was 21.73%.

The Focused Fund’s Class Z shares year-to-date return as of June 30, 2009 was 10.95%.

	Growth Fund		Focused Fund
Best Quarter:	Q4 1999	64.55%	Q1 2000	29.53%
Worst Quarter:	Q4 2000	(32.58)%	Q4 2008	(19.03)%

The table below compares the Growth Fund’s average annual total return information to the Russell Midcap® Growth Index and S&P MidCap 400 Index.  The unmanaged Russell Midcap Growth Index measures the performance of those securities in the Russell Midcap® Index with greater than average growth characteristics.  The S&P MidCap 400 Index is a widely recognized, unmanaged mid-cap index of 400 domestic stocks chosen for their market capitalization, liquidity and industry group representations.  The table also compares the Focused Fund’s average annual total return information to the S&P 500® Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries.  Sales loads are reflected in the performance table.

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Average Annual Total Returns as of December 31, 2008

				Past
				10 Years or
	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception+
Growth Fund
Class Z	12/19/85

Before Taxes		(46.12)%	(3.00)%	(3.11)%

After Taxes on Distributions		(46.12)%	(3.01)%	(3.51)%

After Taxes on Distributions
and Sale of Fund Shares^		(29.98)%	(2.53)%	(2.44)%

Class A	9/30/03

Before Taxes		(49.34)%	(4.39)%	(2.98)%

Class C	9/30/03

Before Taxes		(47.20)%	(3.97)%	(2.61)%

Institutional Class	12/20/06

Before Taxes		(46.31)%	N/A	(18.43)%

Russell Midcap Growth Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		(44.32)%	(2.33)%	(0.19)%

S&P MidCap 400 Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		(36.23)%	(0.08)%	4.46%

Focused Fund
Class Z	2/12/99
		(32.70)%	(0.19)%	6.14%
Before Taxes
		(33.11)%	(0.56)%	5.52%
After Taxes on Distributions

After Taxes on Distributions
and Sale of Fund Shares^		(21.21)%	(0.28)%	5.04%

Class A	9/30/03

Before Taxes		(36.77)%	(1.62)%	1.08%

Class C	9/30/03

Before Taxes		(34.00)%	(1.17)%	1.48%

Institutional Class	12/20/06

Before Taxes		(32.43)%	N/A	(16.58)%

S&P 500 Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		(37.00)%	(2.19)%	(1.42)%

+	Index returns for the Growth Fund are for the past 10 years. Index returns for the Focused Fund are since February 12, 1999.

^
When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

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After-tax performance is shown for Class Z shares.  After-tax performance for the Funds’ other share classes will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

E.	Comparison of Fees and Expenses

The following tables compare the fees and expenses you may incur directly or indirectly as an investor in the Growth Fund and the Focused Fund.  The tables also show the projected estimated fees and expenses you may incur directly or indirectly as an investor in the Focused Fund (“pro forma”) assuming (1) the Reorganization is approved, and (2) the Reorganization is approved and the reorganization of the Old Mutual Columbus Circle Technology and Communications Fund (“Technology and Communications Fund”) into the Focused Fund is approved by shareholders of the Technology and Communications Fund.3  Annual operating expenses for the Funds shown below reflect expenses as of March 31, 2009 and were determined based on each Fund’s net assets as of March 31, 2009.  Shareholder transaction fees are paid directly from your account.  Annual operating expenses are paid out of the Fund’s assets.  Additional fees may be imposed by your investment adviser or broker.

Fees and Expenses Table – Growth Fund and FocusedFund

	Class A	Class C	Institutional Class	Class Z
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%	None	None

Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)	2.00%(2)	2.00%(2)

Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

3 The Board is also proposing to shareholders of the Technology and Communications Fund, by separate proxy, to reorganize the Technology and Communications Fund into the Focused Fund.  Neither the proposed reorganization of the Growth Fund nor the proposed reorganization of the Technology and Communications Fund is conditioned upon the completion of the other.

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Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees(3)	Distribution (12b-1) Fees	Service Fees	Other Operating Expenses	Acquired Fund Fees and Expenses(4)	Total Other Expenses	Total Annual Operating Expenses(5)	Expense (Reduction)/ Recoupment	Net Annual Operating Expenses(6)
Class A
Growth Fund (Unaudited)	0.81%	None	0.25%	6.61%	0.00%	6.86%	7.67%	(6.32)%	1.35%

Focused Fund (Unaudited)	0.75%	None	0.25%	1.76%	0.01%	2.02%	2.77%	(1.56)%	1.21%

Focused Fund (Estimated Pro Forma Growth Fund) (Unaudited)	0.73%	None	0.25%	1.34%	0.01%	1.60%	2.33%	(1.12)%	1.21%

Focused Fund (Estimated Pro Forma Growth Fund & Technology and Communications Fund) (Unaudited)	0.72%	None	0.25%	0.98%	0.01%	1.24%	1.96%	(0.75)%	1.21%

Class C
Growth Fund (Unaudited)	0.81%	0.75%	0.25%	1.34%	0.00%	1.59%	3.15%	(1.05)%	2.10%

Focused Fund (Unaudited)	0.75%	0.75%	0.25%	5.67%	0.01%	5.93%	7.43%	(5.47)%	1.96%

Focused Fund (Estimated Pro Forma Growth Fund) (Unaudited)	0.73%	0.75%	0.25%	1.41%	0.01%	1.67%	3.15%	(1.19)%	1.96%

Focused Fund (Estimated Pro Forma Growth Fund & Technology and Communications Fund) (Unaudited)	0.72%	0.75%	0.25%	1.00%	0.01%	1.26%	2.73%	(0.77)%	1.96%

Class Z
Growth Fund (Unaudited)	0.81%	None	None	0.59%	0.00%	0.59%	1.40%	(0.30)%	1.10%

Focused Fund (Unaudited)	0.75%	None	None	0.70%	0.01%	0.71%	1.46%	(0.50)%	0.96%

Focused Fund (Estimated Pro Forma Growth Fund) (Unaudited)	0.73%	None	None	0.57%	0.01%	0.58%	1.31%	(0.35)%	0.96%

Focused Fund (Estimated Pro Forma Growth Fund & Technology and Communications Fund) (Unaudited)	0.72%	None	None	0.63%	0.01%	0.64%	1.36%	(0.40)%	0.96%

Institutional Class
Growth Fund (Unaudited)	0.81%	None	None	0.67%	0.00%	0.67%	1.48%	(0.53)%	0.95%

Focused Fund (Unaudited)	0.75%	None	None	0.23%	0.01%	0.24%	0.99%	(0.18)%	0.81%

Focused Fund (Estimated Pro Forma Growth Fund) (Unaudited)	0.73%	None	None	0.19%	0.01%	0.20%	0.93%	(0.12)%	0.81%

Focused Fund (Estimated Pro Forma Growth Fund & Technology and Communications Fund) (Unaudited)	0.72%	None	None	0.12%	0.01%	0.13%	0.85%	(0.04)%	0.81%

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

(2)
To prevent the Funds from being adversely affected by the transaction costs associated with short-term trading activity, the Funds will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase.  Such fees are not sales charges or contingent deferred sales charges, but are retained by the Funds for the benefit of all shareholders.  See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus/Proxy Statement for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

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(4)
The Funds indirectly pay a portion of the expenses incurred by acquired funds.  Acquired Fund Fees and Expenses is an estimated annualized expense ratio of the acquired funds, based upon the historical expense ratio of the acquired funds as of their most recent fiscal period, which are stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon the actual expenses of the acquired funds. Because acquired fund fees and expenses are indirect expenses of the Funds, they are excluded from the expense limitation.

(5)
Total Annual Operating Expenses for the Growth Fund and the Focused Fund (non-Pro Forma) may not correlate to the ratio of gross expenses to average net assets of the Fund stated in the Financial Highlights, which reflects the operating expenses of each Fund and does not include Acquired Fund Fees and Expenses.

(6)
These are the expenses you should expect to pay as an investor in these Funds as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2010 for the Growth Fund and through July 31, 2012 for the Focused Fund that portion, if any, of the annual management fee payable by the Funds and to pay certain expenses of the Funds to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.35%, 2.10%, 1.10% and 0.95% for the Growth Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively; and 1.20%, 1.95%, 0.95% and 0.80% for the Focused Fund’s and the post-Reorganization Focused Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Funds’ total annual operating expenses:  fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs).  The Growth Fund’s fund level expenses are limited to 0.875% for each class and class level expenses are limited to 0.475%, 1.225%, 0.225% and 0.075% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  The Focused Fund’s and the post-Reorganization Focused Fund’s fund level expenses are limited to 0.80% for each class and class level expenses are limited to 0.40%, 1.15%, 0.15% and 0.00% for the Fund’s Class A, Class C, Class Z and Institutional Class shares, respectively.  Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit.  Through December 31, 2008, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Thereafter through December 31, 2010 for the Growth Fund and through July 31, 2012 for the Focused Fund, Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed.

Old Mutual Capital has also contractually agreed to limit the operating expenses of the Funds (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00%, 3.75%, 2.75% and 2.75% for the Funds’ Class A, Class C, Class Z and Institutional Class shares, respectively, effective January 1, 2011 for the Growth Fund and effective August 1, 2012 for the Focused Fund, through December 31, 2019.  Old Mutual Capital will consider further reductions to these limits on an annual basis.  Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived or expenses absorbed.

This example is intended to help you compare the cost of investing in the Funds and in the combined Fund on a pro forma basis.  The examples make four assumptions: 1) you invest $10,000 in each Fund and in the Focused Fund after the Reorganization for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment.  The example is hypothetical.  Your actual costs may be higher or lower.

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Your Cost Tables

	Growth Fund				Focused Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$705	$1,303	$1,925	$3,592	$691	$937	$1,534	$3,146
Class C	$313	$873	$1,558	$3,385	$299	$615	$1,448	$3,622
Class Z	$112	$413	$737	$1,655	$98	$306	$646	$1,608
Institutional Class	$97	$416	$758	$1,724	$83	$259	$492	$1,163

	Focused Fund (Estimated Pro Forma Growth Fund):

	1 Year	3 Years	5 Years	10 Years
Class A	$691	$937	$1,319	$2,066
Class C	$299	$615	$1,318	$3,193
Class Z	$98	$306	$612	$1,483
Institutional Class	$83	$259	$477	$1,107

	Focused Fund (Estimated Pro Forma Growth Fund and Technology and Communications Fund):

	1 Year	3 Years	5 Years	10 Years
Class A	$691	$937	$1,281	$2,030
Class C	$299	$615	$1,226	$2,880
Class Z	$98	$306	$624	$1,526
Institutional Class	$83	$259	$461	$1,042

You would pay the following if you did not redeem your shares:

	Growth Fund				Focused Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class C	$213	$873	$1,558	$3,385	$199	$615	$1,448	$3,622

	Focused Fund (Estimated Pro Forma Growth Fund):

	1 Year	3 Years	5 Years	10 Years
Class C	$199	$615	$1,318	$3,193

	Focused Fund (Estimated Pro Forma Growth Fund and Technology and Communications Fund):

	1 Year	3 Years	5 Years	10 Years
Class C	$199	$615	$1,226	$2,880

F.	Comparison of Pricing, Purchase and Redemption Policies, Sales Charges, and Distribution

Sales Charges and Distribution

Shares of the Growth Fund and the Focused Fund are distributed by Old Mutual Investment Partners (the “Distributor”), a wholly-owned subsidiary of Old Mutual Capital.  The Distributor receives no compensation for serving in such capacity, except as provided in separate distribution plans, adopted pursuant to Rule 12b-1 of the 1940 Act for each Fund’s Class A and Class C shares, and service plans that enable the Funds to directly and indirectly bear certain expenses relating to the distribution and sale of shares and services provided to shareholders.  Pursuant to the Funds’ service plans, both the Growth Fund and the Focused Fund pay the Distributor a service fee at an annual rate of 0.25% of the average daily net assets attributable to Class A shares.  Pursuant to the Funds’ distribution plans and service plans, both Funds pay a distribution fee and service fee at an annual combined rate of 1.00% of the average daily net assets attributable to Class C shares.  Because these fees are paid out of the assets of Class A and Class C on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  For more information on distribution and service fees, refer to the Old Mutual Funds II prospectus.

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Pricing, Purchase and Redemption Policies

The Funds have the same procedures for calculating share price and valuing portfolio securities, and the same policies regarding excessive or short term trading.  These policies and procedures are described in the following sections.

For more information regarding the Funds’ pricing, purchase and redemption policies, sales charges and distribution, please see Appendix II to this Prospectus/Proxy Statement.

THE REORGANIZATION

A.	Information About The Reorganization

Shareholders of the Growth Fund are being asked to approve the Plan of Reorganization, which sets forth the terms and conditions under which the Reorganization will be implemented.  The Plan of Reorganization provides for the sale of all the assets and liabilities of the Growth Fund to the Focused Fund and the reclassification of the issued and outstanding Growth Fund shares into Focused Fund shares.  If shareholders of the Growth Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of the Growth Fund will become the assets and liabilities of the Focused Fund, and the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Growth Fund will be reclassified as Class A, Class C, Institutional Class and Class Z shares, respectively, of the Focused Fund that have a net asset value equal to the value of the Growth Fund net assets immediately prior to the Reorganization.  The value of each Growth Fund shareholder’s account in the Focused Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with Growth Fund immediately prior to the Reorganization.

The value of the Growth Fund’s assets to be acquired and the amount of its liabilities to be assumed by the Focused Fund and the NAV of a share of the Growth Fund will be determined as of the close of regular trading on the NYSE on the Closing Date, after the declaration of any dividends on the Closing Date, and will be determined in accordance with the valuation procedures adopted by the Board and described in Old Mutual Funds II’s and the Funds’ currently effective prospectus and statement of additional information. The Closing Date is expected to occur the close of business on or about December 4, 2009.

As soon as practicable after the Closing Date, the Growth Fund will distribute pro rata to its shareholders of record the shares of the Focused Fund it receives in the Reorganization, so that each shareholder of the Growth Fund will receive a number of full and fractional shares of the Focused Fund equal in value to his or her holdings in the Growth Fund, and the Growth Fund will be terminated.  Such distribution will be accomplished by opening accounts on the books of the Focused Fund in the names of each owner of record of the Growth Fund and by crediting thereto the respective number of shares of the Focused Fund due such owner. Accordingly, immediately after the Reorganization, each former shareholder of the Growth Fund will own shares of the Focused Fund that will be equal to the value of that shareholder’s shares of the Growth Fund as of the Closing Date. Any special options (for example, automatic investment plans on current Growth Fund shareholder accounts) will automatically transfer to the new accounts.

The implementation of the Reorganization is subject to a number of conditions as set forth in the Plan of Reorganization, including approval of the shareholders of the Growth Fund. The Plan of Reorganization also requires receipt of a tax opinion indicating that, for federal income tax purposes, the Reorganization qualifies as a tax-free reorganization. The Plan of Reorganization may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the Board if it is determined that the Reorganization would disadvantage either of the Funds. Please review the Plan of Reorganization carefully. A copy of the Plan of Reorganization is attached as Appendix I to this Prospectus/Proxy Statement.

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B.	Reasons for the Reorganization

The Board of Old Mutual Funds II, including each of the independent Trustees, determined that the reorganization of the Growth Fund into the Focused Fund would be in the best interests of both Funds and their shareholders.

In evaluating the proposed Reorganization, the Board considered a number of factors, including:

•	The continuity of management given that Old Mutual Capital is the investment manager to both Funds.

•
The relative fees and expenses of each Fund.  Specifically, the Board considered that the Focused Fund’s current management fee is 0.06% lower than the Growth Fund’s current management fee, and the current expense limits for the Focused Fund’s Class A, Class C, Class Z and Institutional Class shares are each 0.15% lower than each of the Growth Fund’s Class A, Class C, Class Z and Institutional Class shares. In addition, the Board considered that the Focused Fund’s expense limitations extend through July 31, 2012 while the Growth Fund’s expense limitations may be discontinued anytime after December 31, 2010. Thus, if the reorganization is approved by shareholders, those shareholders who elect to participate in the reorganization are expected to benefit from lower fees and expenses.

•
The relative investment performance of each Fund.  Specifically, the Board considered that the Focused Fund has a stronger long-term performance record than the Growth Fund, and Old Mutual Capital believes that if the Reorganization is approved, the Focused Fund will have improved marketability based upon (1) its strong historical performance record, and (2) the increase in assets resulting from the Reorganization.  Thus, it is anticipated that the Focused Fund will be better positioned to attract new assets and enable shareholders to enjoy economies of scale.

•	The continuity of portfolio management of the Focused Fund, which has had the same portfolio manager since its inception in 1999.

•	The potential operating efficiencies that may result from combining the Funds that may enable shareholders to realize cost savings on their investment.

•	The anticipated tax-free nature of the Reorganization for Federal income tax purposes, so shareholders should not realize a tax gain or loss as a direct result of the Reorganization.

•	That shareholders will not pay a sales charge in connection with the acquisition of Focused Fund shares pursuant to the Reorganization.

•	The relative size of each Fund.

•
That the Focused Fund will succeed to the capital loss carryforwards of the Growth Fund that are available at the time of the Reorganization to offset future capital gains assuming the Reorganization qualifies as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended.  However, the capital loss carryforwards of both the Technology and Communications Fund and Focused Fund will be subject to an annual limitation as discussed in the “Federal Income Tax Consequences” section below.

•	Whether the interests of either Fund’s current shareholders would be diluted in connection with the proposed Reorganization.

Old Mutual Capital advised the Board that while the investment objectives and strategies for the Growth Fund and the Focused Fund differ, reorganizing the Growth Fund into the Focused Fund will enable shareholders to remain invested in a mutual fund that seeks capital appreciation, while also benefitting from being invested in a mutual fund that offers a lower management fee, lower expense limitations, and stronger long-term performance.  After considering alternatives for the future of the Growth Fund, the Board approved Old Mutual Capital’s proposal to reorganize the Growth Fund into the Focused Fund.

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C.	Federal Income Tax Consequences

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).  Based on certain assumptions made and representations to be made on behalf of the Growth Fund and the Focused Fund, it is expected that Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) will provide a legal opinion to the effect that, for federal income tax purposes: (i) shareholders of the Growth Fund will not recognize any gain or loss as a result of the exchange of their shares of the Growth Fund for shares of the Focused Fund; (ii) the Focused Fund and its shareholders will not recognize any gain or loss upon receipt of the Growth Fund’s assets; and (iii) the holding period and aggregate tax basis for Focused Fund shares that are received by a Growth Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of Growth Fund previously held by such shareholder.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts.  If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, Growth Fund would recognize gain or loss on the transfer of its assets to Focused Fund and each shareholder of Growth Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Growth Fund shares and the fair market value of the shares of Focused Fund it received.  For purposes of the discussion below, the Reorganization of Growth Fund and Focused Fund together with the reorganization of Technology and Communications Fund and Focused Fund are collectively referred to as the “Transaction;” Technology and Communications Fund and Growth Fund, the “Acquired Funds;” Focused Fund, the “Acquiring Fund;” and Acquiring Fund together with Acquired Funds, collectively, the “Funds,” or individually, the “Fund.”

Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains.  The Acquiring Fund will succeed to the tax attributes of the Acquired Funds, including any available capital loss carryforwards, as of the Closing Date.  Based on the respective net asset values of the Funds as of June 30, 2009, the Transaction will result in a more than 50% “change in ownership” of each of the Technology and Communications Fund and Focused Fund.  As a result, the capital loss carryovers (together with any current year realized capital gain/loss and unrealized appreciation/depreciation in value of investments, collectively referred to as “total net capital loss carryovers”) of the Technology and Communications Fund and Focused Fund will be subject to an annual limitation for federal income tax purposes.  In addition, for five years beginning after the Closing Date, the Acquiring Fund will not be permitted to offset gains “built-in” to either of the Acquired Funds or Acquiring Fund at the time of the Transaction against capital losses (including capital loss carry-forwards) built in to one of the other Funds at the time of the Transaction.  The total net capital loss carryovers of the Funds, and the approximate annual limitation on the use of the Technology and Communications Fund’s and Focused Fund’s total net capital loss carryovers following the Transaction are as follows:

Line		Growth Fund [Acquired Fund]	Technology and Communications Fund [Acquired Fund]	Focused Fund [Acquiring Fund]

1	Capital loss carryovers (1)
	Expiring 2010		($1,941,003,000)	($73,272,000)
	Expiring 2011		($425,950,000)
	Expiring 2013	($841,900,000)
	Expiring 2014	($312,740,000)
	Expiring 2017	($16,138,000)	($8,423,000)	($17,649,000)
2	Realized capital gain (loss) on a book basis at 6/30/09	($9,090,266)	$6,007,938	$1,032,208
3	Unrealized appreciation (depreciation) on a book basis at 6/30/2009	$9,243,661	$22,938,327	$9,503,498
4	Total net capital loss carryovers [L1+L2+L3]	($1,170,624,605)	($2,346,429,735)	($80,385,294)
5	Unrealized appreciation (deprecation) as a percentage of NAV [L3/L6]	3%	20%	12%
6	Net asset value at 6/30/09	$322,830,336	$112,814,172	$79,240,759
7	Long-term tax-exempt rate [August 2009]	n/a	4.48%	4.48%
8	Annual limitation [L6 x L7]	n/a	$5,054,075	$3,549,986

(1) As of the close of each Fund’s fiscal year ended March 31, 2009.

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The actual annual loss limitations will equal the aggregate net asset values of the Technology and Communications Fund and Focused Fund on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes (such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments of such Fund on the Closing Date that is recognized in a taxable year). These annual limitations on use of the Technology and Communications Fund’s and Focused Fund’s total net capital loss carryovers will likely be material, but, in the case of the Technology and Communications Fund, it is likely that its capital loss carryovers would not have been fully utilized in any event before they expired because of the amount of such Fund’s capital loss carryovers relative to its aggregate net asset value.  However, the total net capital loss carryovers of the Growth Fund will continue to be available without limitation to the benefit of all of the shareholders of the Funds, provided, among other things, that the aggregate net asset value of the Growth Fund on the Closing Date equals or exceeds 50% of the aggregate net asset values of all of the Funds on a combined basis on the Closing Date.  This being the case, the benefits of the Growth Fund’s total net capital loss carryovers will accrue post-Transaction to the shareholders of all three Funds.  This might be viewed as resulting in a slight reduction in the available tax benefits for the shareholders of the Growth Fund, although such capital loss carryovers are a tax benefit only to the extent such losses offset future capital gains and, moreover, it is likely that the Growth Fund’s capital loss carryovers would not have been fully utilized in any event before they expired because of the amount of the Growth Fund’s capital loss carryovers relative to its aggregate net asset value.

Buying shares in a fund that has material unrealized appreciation in portfolio investments may be less tax efficient than buying shares in a fund with no such unrealized appreciation in value of investments.  Conversely, buying shares in a fund with unrealized depreciation in value of investments may be more tax efficient because such deprecation when realized will offset other capital gains that might otherwise be distributed to shareholders causing the shareholders to pay tax on such distributions. These same considerations apply in the case of a reorganization.  Based on each Fund’s unrealized appreciation in value of investments on a book basis as a percentage of its aggregate net asset value at June 30, 2009, ranging between 3% to 20%, and 8% on a combined basis, the shareholders of the Funds will be exposed to slightly greater or less unrealized appreciation in value of investments post-Reorganization relative to what they are presently exposed.  Moreover, the Acquiring Fund post-Transaction will succeed to capital loss carryovers of the Growth Fund that are not subject to an annual loss limitation and which exceed the aggregate unrealized appreciation in value of investments of all of the Funds on a combined basis at June 30, 2009.

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares for federal income tax purposes.  You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances.  You should also consult your tax adviser about the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

The description of the federal income tax consequences of the Reorganization provided above is made without regard to the particular facts and circumstances of any shareholder of the Growth Fund.  Growth Fund shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other tax laws.

D.	Other Conditions

Completion of the Reorganization is subject to various additional conditions, including the following:

•
All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the SEC and state securities commissions, to permit the parties to carry out the transactions contemplated by the Plan of Reorganization shall have been received;

•
The Plan of Reorganization and related Trust matters shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Growth Fund shareholders present at the Meeting.  This means the affirmative vote of the lesser of: (a) 67% or more of the voting securities of the Growth Fund present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Growth Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Growth Fund;

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•
The net assets of the Growth Fund to be acquired by the Focused Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Growth Fund immediately prior to the reclassification;

•	The dividend or dividends as described in the Plan of Reorganization shall have been declared; and

•
Old Mutual Funds II shall have received an opinion of Stradley Ronon addressed to and in form and substance satisfactory to Old Mutual Funds II, to the effect that the Plan of Reorganization has been duly authorized and approved by all requisite action of Old Mutual Funds II and the holders of the shares of the Growth Fund.

The Reorganization is not conditioned upon the completion of the reorganization of the Technology and Communications Fund into the Focused Fund [or the liquidation and termination of either or both of the Growth Fund’s or the Focused Fund’s Class C shares].

E.	Shareholders’ Rights

The Growth Fund and the Focused Fund are each separate series of shares of beneficial interest of Old Mutual Funds II, a Delaware statutory trust.  Since both Funds are part of the same entity, the shareholders’ rights of each Fund are substantially the same.  Shareholders of each Fund are entitled to participate equally in dividends and distributions declared by the Board with respect to a class of shares of that Fund and, upon liquidation, to participate proportionately in a Fund’s net assets allocable to a class after satisfaction of the outstanding liabilities allocable to that class.  Fractional shares of the Focused Fund have proportionately the same rights, including voting rights as are provided for full shares.

Each Growth Fund shareholder is entitled to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of NAV of shares held as of the Record Date.

F.	Capitalization

The following table sets forth as of March 31, 2009 (i) the capitalization of the Growth Fund’s shares, (ii) the capitalization of the Focused Fund’s shares, and (iii) the pro forma capitalization of the Focused Fund’s shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization:

	Growth Fund Class A Shares	Focused Fund Class A Shares	Adjustment	Focused Fund Class A Shares Pro Forma
Net Assets*	$232,000	$1,950,000		$2,182,000
Shares Outstanding^	14,789	135,008	1,288	151,085
Net Asset Value Per Shares	$15.70	$14.44		$14.44

	Growth Fund Class C Shares	Focused Fund Class C Shares	Adjustment	Focused Fund Class C Shares Pro Forma
Net Assets*	$1,221,000	$627,000		$1,848,000
Shares Outstanding^	81,101	45,076	6,617	132,794
Net Asset Value Per Shares	$15.06	$13.92		$13.92

	Growth Fund Class Z Shares	Focused Fund Class Z Shares	Adjustment	Focused Fund Class Z Shares Pro Forma
Net Assets*	$263,873,000	$42,976,000		$306,849,000
Shares Outstanding^	16,579,022	2,947,167	1,519,285	21,045,474
Net Asset Value Per Shares	$15.92	$14.58		$14.58

	Growth Fund Institutional Class Shares	Focused Fund Institutional Class Shares	Adjustment	Focused Fund Institutional Class Shares Pro Forma
Net Assets*	$9,869,000	$15,451,000		$25,320,000
Shares Outstanding^	622,592	1,056,548	52,417	1,731,557
Net Asset Value Per Shares	$15.85	$14.62		$14.62

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

^
The Shares Outstanding Adjustment shows the projected increase or (decrease) in the number of shares outstanding of the Focused Fund post-Reorganization based upon the Net Asset Value Per Shares of each of the Growth Fund and the Focused Fund as of March 31, 2009.

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The following table sets forth as of March 31, 2009 (i) the capitalization of the Growth Fund’s shares, (ii) the capitalization of the Technology and Communications Fund’s shares, (iii) the capitalization of the Focused Fund’s shares, and (iv) the pro forma capitalization of the Focused Fund’s shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization and the transactions contemplated under the Technology and Communications Fund’s plan of reorganization, that is being proposed to shareholders of the Technology and Communications Fund by separate proxy. Neither the proposed reorganization of the Growth Fund nor the proposed reorganization of the Technology and Communications Fund is conditioned upon the completion of the other.

	Growth Fund Class A Shares	Technology and Communications Fund Class A Shares	Focused Fund Class A Shares	Adjustment	Focused Fund Class A Shares Pro Forma
Net Assets*	$232,000	$1,026,000	$1,950,000		$3,208,000
Shares Outstanding^	14,789	104,452	135,008	(32,091)	222,158
Net Asset Value Per Shares	$15.70	$9.83	$14.44		$14.44

	Growth Fund Class C Shares	Technology and Communications Fund Class C Shares	Focused Fund Class C Shares	Adjustment	Focused Fund Class C Shares Pro Forma
Net Assets*	$1,221,000	$763,000	$627,000		$2,611,000
Shares Outstanding^	81,101	80,806	45,076	(19,392)	187,591
Net Asset Value Per Shares	$15.06	$9.44	$13.92		$13.92

	Growth Fund Class Z Shares	Technology and Communications Fund Class Z Shares	Focused Fund Class Z Shares	Adjustment	Focused Fund Class Z Shares Pro Forma
Net Assets*	$263,873,000	$87,360,000	$42,976,000		$394,209,000
Shares Outstanding^	16,579,022	8,756,222	2,947,167	(1,245,203)	27,037,208
Net Asset Value Per Shares	$15.92	$9.98	$14.58		$14.58

	Growth Fund Institutional Class Shares	Technology and Communications Fund Institutional Class Shares	Focused Fund Institutional Class Shares	Adjustment	Focused Fund Institutional Class Shares Pro Forma
Net Assets*	$9,869,000	$5,187,000	$15,451,000		$30,507,000
Shares Outstanding^	622,592	518,072	1,056,548	(110,858)	2,086,354
Net Asset Value Per Shares	$15.85	$10.01	$14.62		$14.62

*	The Net Asset Adjustment for costs associated with the Reorganization is $0 because these costs will be payable by Old Mutual Capital pursuant to applicable expense limitations.

^
The Shares Outstanding Adjustment shows the projected increase or (decrease) in the number of shares outstanding of the Focused Fund post-Reorganization based upon the Net Asset Value Per Shares of each of the Growth Fund and the Focused Fund as of March 31, 2009.

OTHER INFORMATION ABOUT THE FUNDS

A.	Investment Manager and Investment Advisers

Old Mutual Capital, located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment manager to the Funds.  Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is an indirect wholly-owned subsidiary of Old Mutual plc, a London Stock Exchange listed international financial services firm.  Old Mutual Capital managed approximately $2.3 billion in mutual fund assets as of March 31, 2009.

Old Mutual Capital was appointed investment manager to the Funds effective January 1, 2006. As investment manager, Old Mutual Capital manages and supervises the investments of the Funds, and oversees the investment decisions made by Munder, Turner, and OMCAP Investors, including monitoring the performance, security holdings and portfolio trading.  Old Mutual Capital also oversees Munder’s, Turner’s, and OMCAP Investors’ compliance with prospectus limitations and other relevant investment restrictions.  In addition to providing investment advisory services to the Funds, Old Mutual Capital provides certain administrative services for the Funds.

Table of Contents - Old Mutual Growth Fund

Growth Fund

Munder is a Delaware general partnership located at 480 Pierce Street, Birmingham, Michigan 48009.  Munder manages and supervises the investment of a portion of the Growth Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Munder furnishes investment advisory services to clients on a discretionary basis and serves as sub-adviser to various domestic and non-domestic entities, as well as to separately managed accounts through arrangements with other industry professionals. Munder held discretionary management authority with respect to approximately $18.8 billion in assets as of March 31, 2009.

Turner is a Pennsylvania limited liability company located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312. Turner manages and supervises the investment of a portion of the Growth Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Turner held discretionary management authority with respect to approximately $14.1 billon in assets as of March 31, 2009.

Focused Fund

OMCAP Investors is located at 1205 Westlakes Drive, Suite 230, Berwyn, Pennsylvania 19312. OMCAP Investors is a division of Old Mutual Capital, and provides investment advisory services pursuant to the management agreement between Old Mutual Funds II, on behalf of the Focused Fund, and Old Mutual Capital.

The Growth Fund and Focused Fund each pay Old Mutual Capital a management fee which is calculated daily and paid monthly at the annual rate of 0.825% and 0.75%, respectively, of the corresponding Fund’s average daily net assets.  In exchange for providing investment advisory services to the Fund, Munder and Turner are each entitled to receive a fee from Old Mutual Capital equal to 0.475% of the average daily net assets of the Fund.

The basis for the Board’s approval of the management agreement with Old Mutual Capital and the investment sub-advisory agreements with Munder and Turner is contained in the Funds’ Annual Report to shareholders dated March 31, 2009.

B.	Portfolio Managers

Growth Fund

Munder

Tony Y. Dong, CFA, serves as Vice-Chairman and Managing Director of Mid-Cap Equities, positions he has held since June 2007.  Prior to serving in these positions, Mr. Dong served as Director of Mid-Cap Equities at Munder since March 2005, and as Senior Portfolio Manager at Munder since January 2004.  Mr. Dong is the lead portfolio manager and is responsible for making final investment decisions.

Brian S. Matuszak, CFA, serves as Senior Equity Analyst, a position he has held since January 2005.  Prior to serving in this position, Mr. Matuszak served as Equity Analyst at Munder since March 2002.  Mr. Matuszak is responsible for assisting with portfolio strategy, sector analysis, stock selection, and monitoring companies owned by the portfolio.

Andy Y. Mui, CPA, serves as Senior Equity Analyst, a position he has held since joining Munder in June 2005.  Prior to joining Munder, Mr. Mui served as an equity research analyst at Smith Barney, a position he held since 2004.  Mr. Mui is responsible for assisting with portfolio strategy, sector analysis, stock selection, and monitoring companies owned by the portfolio.

George L. Sanders II, serves as Senior Equity Research Associate, a position he has held since August 2004.  Mr. Sanders is responsible for the portfolio’s cash management.

Geoffrey A. Wilson, CFA, serves as Senior Portfolio Manager, a position he has held since June 2003.  Mr. Wilson has also served as Director of Core Equities from January 2005 to June 2007, and as Director of Research from June 2003 to January 2005.  Mr. Wilson is responsible for assisting with portfolio strategy, sector analysis, stock selection, and monitoring companies owned by the portfolio.

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Turner

The portfolio management team is comprised of Christopher K. McHugh (lead portfolio manager), Tara R. Hedlund (co-portfolio manager), and Jason D. Schrotberger (co-portfolio manager).  As lead portfolio manager, Mr. McHugh is responsible for making final investment decisions for the portfolio.

Tara R. Hedlund, CFA, CPA, serves as Principal, Security Analyst, and Portfolio Manager, positions she has held since 2000.

Christopher K. McHugh serves as Principal, Vice President, Senior Portfolio Manager and Security Analyst, positions he has held since 1990.

Jason D. Schrotberger, CFA, serves as Principal, Security Analyst and Portfolio Manager, positions he has held since 2001.

Focused Fund

Jerome J. Heppelmann, CFA, serves as Portfolio Manager at OMCAP Investors, a position he has held since joining OMCAP Investors in March 2009.  Prior to joining OMCAP Investors, Mr. Heppelmann served as Portfolio Manager at Liberty Ridge Capital, Inc., a position he held since 1997.

The Funds’ statement of additional information dated July 29, 2009, as amended, provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Funds.  The statement of additional information is available, without charge, by writing to Old Mutual Funds II, P.O. Box 219534, Kansas City, Missouri 64121-9534, or by calling 888-772-2888.

C.	Financial Highlights

Shown below are the financial highlights for Class A, Class C, Institutional Class and Class Z shares of the Growth Fund and the Focused Fund for the fiscal years ended March 31, 2005 through March 31, 2009 audited by [● TO BE UPDATED IN DEFINITIVE FILING].  The “Report of Independent Registered Public Accounting Firm” and financial statements are included in the Growth Fund’s and the Focused Fund’s annual report to shareholders for the fiscal year ended March 31, 2009.  The Growth Fund’s and the Focused Fund’s annual report to shareholders dated March 31, 2009 is available without charge upon request to Old Mutual Funds II at the address or telephone number appearing on the cover page of this Prospectus/Proxy Statement.

Table of Contents - Old Mutual Growth Fund

Financial Highlights
For a Share Outstanding Throughout Each Year or Period Ended March 31, (unless otherwise noted)

	Net Asset Value Beginning of Period	Net Investment Income (Loss)1	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets*	Ratio of Gross Expenses to Average Net Assets*,^	Ratio of Net Investment Income (Loss) to Average Net Assets*	Portfolio Turnover Rate†

Old Mutual Growth Fund

Class Z
2009	$24.90	$1.31	$(10.29)	$(8.98)	$—	$—	$—	$—	$15.92	(36.06)%	$263,873	1.10%	1.40%	6.43%	110.70%
2008	23.90	(0.12)	1.14	1.02	(0.02)	—	(0.02)	—	24.90	4.26%	474,654	1.10%	1.34%	(0.44)%	95.38%
2007	23.21	(0.08)	0.77	0.69	—	—	—	—	23.90	2.97%	531,797	1.10%	1.33%	(0.36)%	93.58%
2006	18.36	(0.12)	4.97	4.85	—	—	—	—	23.21	26.42%	655,520	1.35%	1.37%	(0.61)%	102.94%
2005	18.34	(0.19)	0.21	0.02	—	—	—	—	18.36	0.11%	714,903	1.40%	1.40%	(1.16)%	36.93%

Class A
2009	$24.62	$1.11	$(10.03)	$(8.92)	$—	$—	$—	$—	$15.70	(36.23)%	$232	1.35%	7.67%	5.57%	110.70%
2008	23.70	(0.13)	1.08	0.95	(0.03)	—	(0.03)	—	24.62	4.01%	240	1.35%	16.50%	(0.53)%	95.38%
2007	23.07	(0.13)	0.76	0.63	—	—	—	—	23.70	2.73%	96	1.35%	5.41%	(0.56)%	93.58%
2006	18.29	(0.14)	4.92	4.78	—	—	—	—	23.07	26.13%	224	1.55%	1.57%	(0.67)%	102.94%
2005	18.32	(0.25)	0.22	(0.03)	—	—	—	—	18.29	(0.16)%	55	1.65%	1.65%	(1.41)%	36.93%

Class C
2009	$23.79	$1.01	$(9.74)	$(8.73)	$—	$—	$—	$—	$15.06	(36.70)%	$1,221	2.10%	3.15%	5.18%	110.70%
2008	23.08	(0.30)	1.06	0.76	(0.05)	—	(0.05)	—	23.79	3.25%	2,379	2.10%	4.04%	(1.30)%	95.38%
2007	22.64	(0.30)	0.74	0.44	—	—	—	—	23.08	1.94%	145	2.10%	5.91%	(1.36)%	93.58%
2006	18.09	(0.30)	4.85	4.55	—	—	—	—	22.64	25.15%	68	2.34%	2.36%	(1.53)%	102.94%
2005	18.25	(0.38)	0.22	(0.16)	—	—	—	—	18.09	(0.88)%	54	2.40%	2.40%	(2.16)%	36.93%

Institutional Class
2009	$24.79	$1.69	$(10.63)	$(8.94)	$—	$—	$—	$—	$15.85	(36.06)%	$9,869	0.95%	1.48%	8.97%	110.70%
2008	23.91	(0.19)	1.13	0.94	(0.06)	—	(0.06)	—	24.79	3.91%	—	0.95%	3,578.21%	(0.75)%	95.38%
2007 2	23.05	(0.02)	0.88	0.86	—	—	—	—	23.91	3.73%	—	0.97%	2,515.87%	(0.30)%	93.58%

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Financial Highlights — continued
For a Share Outstanding Throughout Each Year or Period Ended March 31, (unless otherwise noted)

	Net Asset Value Beginning of Period	Net Investment Income (Loss)1	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets*	Ratio of Gross Expenses to Average Net Assets*,^	Ratio of Net Investment Income (Loss) to Average Net Assets*	Portfolio Turnover Rate†

Old Mutual Focused Fund

Class Z
2009	$21.84	$0.25	$(7.20)	$(6.95)	$(0.24)	$(0.07)	$(0.31)	$—	$14.58	(31.88)%	$42,976	1.12%	1.45%	1.33%	309.24%
2008	23.53	0.19	(0.86)	(0.67)	(0.06)	(0.96)	(1.02)	—	21.84	(3.21)%	17,780	1.15%	1.36%	0.78%	97.93%
2007	20.36	0.13	3.10	3.23	(0.06)	—	(0.06)	—	23.53	15.85%	25,555	1.15%	1.44%	0.57%	95.63%
2006	18.61	0.02	1.82	1.84	(0.09)	—	(0.09)	—	20.36	9.88%	17,566	1.39%	1.47%	0.08%	110.47%
2005	17.19	0.07	1.35	1.42	—	—	—	—	18.61	8.26%	19,724	1.49%	1.62%	0.42%	192.04%

Class A
2009	$21.68	$0.18	$(7.11)	$(6.93)	$(0.24)	$(0.07)	$(0.31)	$—	$14.44	(32.04)%	$1,950	1.35%	2.76%	1.01%	309.24%
2008	23.39	0.11	(0.83)	(0.72)	(0.03)	(0.96)	(0.99)	—	21.68	(3.46)%	1,690	1.40%	2.20%	0.44%	97.93%
2007	20.29	0.12	3.03	3.15	(0.05)	—	(0.05)	—	23.39	15.52%	3,265	1.40%	1.73%	0.50%	95.63%
2006	18.55	(0.03)	1.81	1.78	(0.04)	—	(0.04)	—	20.29	9.59%	69	1.64%	1.72%	(0.15)%	110.47%
2005	17.17	0.03	1.35	1.38	—	—	—	—	18.55	8.04%	63	1.74%	1.87%	0.20%	192.04%

Class C
2009	$21.05	$0.04	$(6.87)	$(6.83)	$(0.23)	$(0.07)	$(0.30)	$—	$13.92	(32.52)%	$627	2.11%	7.42%	0.21%	309.24%
2008	22.88	(0.02)	(0.84)	(0.86)	(0.01)	(0.96)	(0.97)	—	21.05	(4.15)%	458	2.15%	7.37%	(0.08)%	97.93%
2007	19.95	(0.07)	3.00	2.93	—	—	—	—	22.88	14.69%	238	2.15%	5.22%	(0.33)%	95.63%
2006	18.34	(0.17)	1.78	1.61	—	—	—	—	19.95	8.78%	67	2.39%	2.47%	(0.90)%	110.47%
2005	17.10	(0.10)	1.34	1.24	—	—	—	—	18.34	7.25%	62	2.49%	2.62%	(0.55)%	192.04%

Institutional Class
2009	$21.81	$0.30	$(7.17)	$(6.87)	$(0.25)	$(0.07)	$(0.32)	$—	$14.62	(31.58)%	$15,451	0.71%	0.98%	1.60%	309.24%
2008	23.54	0.29	(0.93)	(0.64)	(0.13)	(0.96)	(1.09)	—	21.81	(3.12)%	23,097	0.80%	1.02%	1.46%	97.93%
20072	24.26	0.06	(0.78)	(0.72)	—	—	—	—	23.54	(2.97)%	—	0.83%	2,604.40%	0.91%	95.63%

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*	Ratios for periods of less than one year have been annualized.	1	Per share amounts for the year or period are calculated based on average outstanding shares.

†
Total returns and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charge.

		2	Class commenced operations on December 20, 2006.

		6	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

^
Legal, printing and/or compliance audit expenses relating to the SEC and NYAG examinations and the Civil Litigation described in the "Litigation" section of this prospectus were incurred and the Adviser and/or former adviser has paid these expenses on behalf of the Trust.  Had the Adviser and/or former adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2009, 2008, 2007, 2006 and 2005.
			Amounts designated as "—" are either $0 or have been rounded to $0.

Table of Contents - Old Mutual Growth Fund

D.	Pending Litigation

PBHG Funds (now known as Old Mutual Funds II) and PBHG Fund Distributors (now known as Old Mutual Investment Partners) have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates a number of individual class action suits and derivative suits based on similar claims, which were previously filed against PBHG Funds and PBHG Fund Distributors in other jurisdictions, and were transferred to the U.S. District Court for the District of Maryland. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of PBHG Fund Distributors as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of PBHG Funds’ 12b-1 Plan.

Any potential resolution of the Civil Litigation may include, but not be limited to, judgments or settlements for damages against any named defendant. Old Mutual Capital does not believe that the outcome of the Civil Litigation will materially affect the Funds or its ability to carry out its duty as investment adviser to the Funds.

E.	Additional Information About the Funds

For more information about Old Mutual Funds II, the Growth Fund and the Focused Fund, please refer to the Funds’ current prospectus.  Please see the “Fund Summaries – Old Mutual Focused Fund” section of the prospectus for further information regarding the Focused Fund’s performance and expenses.  Please see the “The Investment Adviser and Sub-Advisers” section for further information regarding management of the Focused Fund.

OWNERSHIP OF FUND SHARES

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the Growth Fund* as of August 25, 2009: [● TO BE UPDATED IN DEFINITIVE FILING]

Old Mutual Growth Fund - Class A

Old Mutual Growth Fund - Class C

Old Mutual Growth Fund - Class Z

Old Mutual Growth Fund - Institutional Class

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, owned beneficially or of record 5% or more of the outstanding shares of the Focused Fund* as of August 25, 2009: [● TO BE UPDATED IN DEFINITIVE FILING]

Old Mutual Focused Fund - Class A

Old Mutual Focused Fund - Class C

Old Mutual Focused Fund - Class Z

Old Mutual Focused Fund - Institutional Class

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

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Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, will own beneficially or of record 5% or more of the outstanding shares of the Focused Fund* if the Reorganization is approved by shareholders, based on holdings as of August 25, 2009: [● TO BE UPDATED IN DEFINITIVE FILING]

Old Mutual Focused Fund - Class A

Old Mutual Focused Fund - Class C

Old Mutual Focused Fund - Class Z

Old Mutual Focused Fund - Institutional Class

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

Listed below is the name, address and percent ownership of each person who, to the knowledge of Old Mutual Funds II, will own beneficially or of record 5% or more of the outstanding shares of the Focused Fund* if (1) the Reorganization is approved by shareholders, and (2) if the reorganization of the Technology and Communications Fund into the Focused Fund is approved by shareholders, based on holdings as of August 25, 2009: [● TO BE UPDATED IN DEFINITIVE FILING]

Old Mutual Focused Fund - Class A

Old Mutual Focused Fund - Class C

Old Mutual Focused Fund - Class Z

Old Mutual Focused Fund - Institutional Class

*	None of the shares are known to be shares which the named beneficial owner has the right to acquire pursuant to Rule 13d-3(d)(1) under the Securities Exchange Act of 1934.

The beneficial ownership of shares of the Growth Fund or the Focused Fund by trustees and officers of Old Mutual Funds II as a group constituted [● TO BE UPDATED IN DEFINITIVE FILING] as of August 25, 2009.

LEGAL MATTERS

Certain legal matters concerning Old Mutual Funds II and its participation in the Reorganization, the issuance of shares of the Focused Fund in connection with the Reorganization and the tax consequences of the Reorganization will be opined upon by Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

This Prospectus/Proxy Statement and the related statement of additional information do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual reports that Old Mutual Funds II has filed with the SEC pursuant to the requirements of the Securities Act of 1933 and the 1940 Act, to which reference is hereby made.  The SEC file number for the Old Mutual Funds II registration statement containing the current prospectuses and statement of additional information relating to both the Growth Fund and the Focused Fund is Registration No. 2-99810.

Old Mutual Funds II is subject to the informational requirements of the 1940 Act and the Securities and Exchange Act of 1934 and in accordance therewith files reports and other information with the SEC.  Reports, proxy statements, registration statements and other information filed by Old Mutual Funds II (including the registration statement of Old Mutual Funds II relating to the Focused Fund on Form N-14 of which this Prospectus/Proxy Statement is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC in Washington, D.C., 20549-0102, and at the following regional office of the SEC: 500 West Madison Street, 14th Floor, Chicago, Illinois 60661.  Copies of such material may be obtained from the SEC at the prescribed rates.  The SEC maintains a website at http://www.sec.gov that contains information regarding Old Mutual Funds II and other registrants that file electronically with the SEC.

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VOTING INFORMATION

The Growth Fund expects to solicit proxies principally by mail, but may also solicit proxies by telephone, facsimile, telegraph or personal interview.  Growth Fund officers will not receive any additional or special compensation for solicitation activities.  The Growth Fund also engaged the services of Broadridge to assist in the solicitation of proxies.  In all cases where a telephonic proxy is solicited, the Broadridge representative will ask for each shareholder’s full name and address or the zip code or employer identification number and to confirm that the shareholder has received this Prospectus/Proxy Statement and proxy card in the mail.  If the shareholder is a corporation or other entity, the Broadridge representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to Broadridge, then the Broadridge representative may explain the voting process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on each proposal.  Although the Broadridge representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, but he or she may read any recommendation set forth in the Prospectus/Proxy Statement.  The telephone solicitor will record the shareholder’s voting instructions on the card.  Within 72 hours, the shareholder will be sent a confirming letter or mailgram to confirm his or her vote and asking the shareholder to call 866-615-7269 immediately if his or her instructions are not correctly reflected in the confirmation.

The Funds will pay all costs and expenses associated with the Reorganization, however, these costs and expenses will be borne by Old Mutual Capital to the extent the Funds exceed their current expense limitations.  Costs associated with the Reorganization generally include printing and mailing costs, solicitation costs, legal costs, costs paid to the Funds’ independent registered public accounting firm, and other miscellaneous costs.  All costs and expenses associated with the Reorganization will be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets.  The anticipated costs of the solicitation are approximately $182,725.

All properly executed and unrevoked proxies received in time for the Meeting will be voted in accordance with the instructions they contain.  If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Plan of Reorganization and in accordance with the Board’s recommendations on other matters.  The presence in person or by proxy of one-third of the outstanding shares of Growth Fund entitled to vote at the Meeting will constitute a quorum.

At the Meeting, a quorum being present, approval of the Plan of Reorganization requires the affirmative vote of the lesser of: (a) 67% or more of the voting securities of the Growth Fund present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Growth Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Growth Fund.  Abstentions and broker non-votes will be counted as shares present at the Meeting for quorum purposes but will not be considered votes cast at the Meeting.  As a result, they have the same effect as a vote against the Plan of Reorganization.  Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal.  If you return a proxy, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Old Mutual Funds II.  In addition, although mere attendance at the Meeting will not revoke a proxy, if you attend the Meeting you may withdraw your proxy and vote in person.  Shareholders may also transact any other business not currently contemplated that may properly come before the Meeting in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on August 25, 2009 (the “Record Date”) are entitled to vote at the Meeting.  On the Record Date, there were [● TO BE UPDATED IN DEFINITIVE FILING] Class A shares, [● TO BE UPDATED IN DEFINITIVE FILING]  Class C shares, [● TO BE UPDATED IN DEFINITIVE FILING] Institutional Class shares and [● TO BE UPDATED IN DEFINITIVE FILING] Class Z shares of the Growth Fund outstanding.  Each share held entitles a shareholder to one vote for each dollar (and a proportionate fractional vote for each fractional dollar) of net asset value of shares held by the shareholder.

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If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the Reorganization are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments to permit further solicitation of proxies.  Any such adjournment will require the affirmative vote of one third of those shares present at the Meeting or represented by proxy.  The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Fund on questions of adjournment and on any other proposals raised at the Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

Only one Prospectus/Proxy Statement, along with one proxy card, is being delivered to multiple shareholders who share an address unless Old Mutual Funds II has received contrary instructions from one or more of the shareholders.  Old Mutual Funds II will deliver, promptly upon oral or written request, a separate copy of this Prospectus/Proxy Statement to a shareholder at a shared address to which a single copy of this Prospectus/Proxy Statement was delivered.

Shareholders may notify Old Mutual Funds II that they wish to receive a separate copy of this Prospectus/Proxy Statement, or wish to receive separate prospectuses and proxy statements in the future, by calling 888-772-2888 or write to Old Mutual Funds II at P.O. Box 219534, Kansas City, Missouri  64121-9534.  Multiple shareholders sharing an address can request to receive a single copy of proxy statements in the future if they are currently receiving multiples copies of proxy statements by calling or writing to Old Mutual Funds II as indicated above.

OTHER BUSINESS

The Board does not intend to present any other business at the Meeting.  Other matters, including shareholder proposals, may be considered if notice is received by the Secretary of Old Mutual Funds II, at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, within a reasonable amount of time prior to the Meeting.  If any other matter may properly come before the Meeting, or any adjournment thereof, the persons named in the accompanying proxy card intend to vote, act, or consent thereunder in accordance with their best judgment at that time with respect to such matters.

The Board recommends approval of the Proposal.  Any unmarked proxies without instructions to the contrary will be voted in favor of approval of the Proposal.

____________________________________________
Distributed by Old Mutual Investment Partners
R-0x-xxx xx/2009

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APPENDIX I
TO THE
COMBINED PROSPECTUS AND PROXY STATEMENT
DATED ●, 2009

Relating to the Acquisition of Assets of
OLD MUTUAL GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL FOCUSED FUND

PLAN OF REORGANIZATION
for
OLD MUTUAL GROWTH FUND
A Series Portfolio of
Old Mutual Funds II

This Plan of Reorganization provides for the sale of assets and liabilities of the Old Mutual Growth Fund (the “Growth Fund”), a series portfolio of Old Mutual Funds II (the “Trust”), to the Old Mutual Focused Fund (the “Focused Fund”), also a series portfolio of the Trust. The Focused Fund is sometimes referred to herein as the “Surviving Fund”, and the Growth Fund is sometimes referred to herein as the “Target Fund”. The Surviving Fund and the Target Fund are sometimes collectively referred to herein as the “Funds”.

WHEREAS, the Trust is a Delaware statutory trust and a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Funds are each series portfolios of the Trust representing separate series of shares of beneficial interest of the Trust;

WHEREAS, the Funds are authorized to issue an unlimited number of Class A, Class C, Institutional Class and Class Z shares;

WHEREAS, the Focused Fund has outstanding Class A, Class C, Institutional Class and Class Z shares and the Growth Fund has outstanding Class A, Class C, Institutional Class and Class Z shares;

WHEREAS, the Board of Trustees (the “Board”) of the Trust approved the liquidation and termination of Class C shares of the Growth Fund and the Focused Fund, effective following the close of business on or about October 23, 2009;

WHEREAS, the Board approved a separate plan of reorganization pursuant to which the Old Mutual Growth Fund will be reorganized with and into the Old Mutual Focused Fund, effective following the close of business on or about December 4, 2009; and

WHEREAS, the Board of Trustees (the “Board”) of the Trust has determined that it would be in the best interests of the Funds’ shareholders to sell all of the assets and liabilities of the Growth Fund to the Focused Fund and reclassify the shares of the Growth Fund as shares of the Focused Fund in the manner described below.

NOW, THEREFORE, the Growth Fund shall sell all of its assets and liabilities to the Focused Fund and reclassify its shares on the following terms and conditions.

1.           It is anticipated that Class C shares of the Growth Fund and the Focused Fund will be liquidated and terminated effective following the close of business on or about October 23, 2009.  In the event that this Plan of Reorganization is approved by shareholders, and in the event that Class C shares of the Funds are not liquidated and terminated prior to the Closing Date of the Reorganization, then Class C shares of the Growth Fund shall be reclassified as Class C shares of the Focused Fund in accordance with the terms and conditions of this Plan of Reorganization.

2.           Plan of Reorganization.

(a)           Attribution of Assets and Liabilities. At the Effective Time described in Section 4 below, the Growth Fund shall sell all of its assets and liabilities to the Focused Fund and the proportionate undivided interest in the assets and liabilities of the Growth Fund attributable to its Class A, Class C, Institutional Class and Class Z shares shall become a part of the proportionate undivided interest in the assets and liabilities of the Focused Fund attributable to its Class A, Class C, Institutional Class and Class Z shares, respectively, and any expenses, costs, charges and reserves allocated to the Class A, Class C, Institutional Class and Class Z shares of the Growth Fund immediately prior to the Effective Time shall become expenses, costs, charges and reserves allocated to the Class A, Class C, Institutional Class and Class Z shares, respectively, of the Focused Fund. The Trust shall instruct its custodian to reflect in the custodian’s records for the Focused Fund the attribution of the assets of the Growth Fund in the manner described above.

(b)           Reclassification of Shares. At the Effective Time described in Section 4 below, all of the issued and outstanding Class A, Class C, Institutional Class and Class Z shares of the Growth Fund shall be reclassified and changed into and become Class A, Class C, Institutional Class and Class Z shares, respectively, of the Focused Fund based upon their respective net asset values, and thereafter shall have the attributes of Class A, Class C, Institutional Class and Class Z shares of the Focused Fund.

The stock transfer books of the Growth Fund will be permanently closed at the Effective Time (described in Section 4 below) and only requests for the redemption of shares of the Growth Fund received in proper form prior to the close of trading on the New York Stock Exchange on the date of the Effective Time shall be accepted. Thereafter, redemption requests received by the Growth Fund shall be deemed to be redemption requests for the Focused Fund shares into which such Growth Fund shares were reclassified under this Plan of Reorganization.

(c)           Shareholder Accounts. At the Effective Time described in Section 4 below, each shareholder of record of Class A, Class C, Institutional Class and Class Z shares of the Growth Fund will receive that number of Class A, Class C, Institutional Class and Class Z shares, respectively, of the Focused Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A, Class C, Institutional Class and Class Z shares, respectively, of the Growth Fund held by such owner immediately prior to the Effective Time.

The Trust will establish an open account on the records of the Focused Fund in the name of each owner of record of the Growth Fund to which will be credited the respective number of shares of the Focused Fund due such beneficial owner. Fractional shares of the Focused Fund will be carried to the third decimal place. Certificates representing shares of the Focused Fund will not be issued. The net asset value of the shares of the Growth Fund and the Focused Fund and the value of the assets of the Growth Fund will be determined at the Effective Time in accordance with the policies and procedures of the Trust.  Any special options (e.g., automatic investment plans on current Growth Fund shareholder accounts) will automatically transfer to the new accounts.

3.           Termination of Target Fund. Immediately after the Effective Time described in Section 4 below, the Target Fund shall cease to be an investment portfolio of the Trust and the Trust’s Board hereby authorizes the officers of the Trust to amend Schedule A to the Trust’s Agreement and Declaration of Trust and to take any other necessary action to terminate the Target Fund as a separate investment portfolio of the Trust.

4.           Effective Time of the Reorganization. The reorganization of the Target Fund contemplated by this Plan of Reorganization shall occur on December 4, 2009, at 4:30 p.m. Eastern Time, or such other date and time as the officers of the Trust shall determine (the “Effective Time”).

5.           Approval of Shareholders. A meeting of the holders of the Growth Fund shares shall be duly called and constituted for the purpose of acting upon this Plan of Reorganization and the transactions contemplated herein. Approval by such shareholders of this Plan of Reorganization shall authorize the Trust to take the actions required to effect the Plan of Reorganization for the Funds.

6.           Conditions Precedent. The Trust will consummate the Plan of Reorganization only after satisfaction of each of the following conditions:

(a)           All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the Securities and Exchange Commission and state securities commissions, to permit the parties to carry out the transactions contemplated by this Plan of Reorganization shall have been received.

(b)           This Plan of Reorganization shall have been approved by the shareholders of the Target Fund at a special meeting by the affirmative vote of a “majority of the outstanding voting securities” of the Target Fund, as defined in the 1940 Act.  This means the lesser of: (a) the affirmative vote of 67% or more of the voting securities of the Target Fund present or represented by proxy at the special meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy; or (b) the affirmative vote of more than 50% of the outstanding voting securities of the Target Fund.

(c)           The assets of the Growth Fund to be acquired by the Focused Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Growth Fund immediately prior to the reclassification. For purposes of this paragraph 5(c), any assets used by the Target Fund to pay the expenses it incurs in connection with this Plan of Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the 1940 Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of the Target Fund’s business as a portfolio of an open-end management investment company) after the commencement of negotiations regarding the Reorganization shall be included as assets of the Target Fund held immediately prior to the reclassification.

(d)           The dividend described in the last sentence of Section 8(a)(i) shall have been declared.

(e)           The Trust shall have received an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) to the effect that consummation of the transaction contemplated by this Plan of Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code (the “Code”), and that the shareholders of the Target Fund will recognize no gain or loss to the extent that they receive shares of the Surviving Fund in exchange for their shares of the Target Fund in accordance with this Plan of Reorganization. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Trust and others, and the officers of the Trust shall use their best efforts to make available such truthful certificates.

(f)           The Trust shall have received an opinion of Stradley Ronon, dated as of the Effective Time, addressed to and in form and substance satisfactory to the Trust, to the effect that this Plan of Reorganization has been duly authorized and approved by all requisite action of the Trust and the shareholders of the shares of the Target Fund.

At any time prior to the Effective Time, any of the foregoing conditions may be waived by the Trust if, in the judgment of its Board of Trustees, such waiver will not have a material adverse effect on the benefits intended under this Plan of Reorganization for the Funds or their shareholders.

7.           This Plan of Reorganization is not conditioned upon the completion of the termination and liquidation of the Growth Fund’s or the Focused Fund’s Class C shares.

8.           Old Mutual Growth Fund and Old Mutual Focused Fund Tax Matters.

(a)           Old Mutual Growth Fund.

(i)           The Growth Fund has elected to be a regulated investment company under Subchapter M of the Code. The Growth Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending at the Effective Time. The Growth Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of the Growth Fund as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Growth Fund arising by reason of undistributed investment company taxable income or net capital gain, the Growth Fund will declare on or prior to the Effective Time to the shareholders of the Growth Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of the Growth Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended March 31, 2009 and for the short taxable year beginning on April 1, 2009 and ending at the Effective Time and (B) all of the Growth Fund’s net capital gain for the taxable year ended March 31, 2009 and for such short taxable year.

(ii)           The Growth Fund has timely filed all tax returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the Growth Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the Growth Fund.

(b)           Old Mutual Focused Fund.

(i)           The Focused Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The Focused Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. The Focused Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(ii)           The Focused Fund has timely filed all returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the Focused Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the Focused Fund.

9.           Termination. The Trust may terminate this Plan of Reorganization with the approval of its Board at any time prior to the Effective Time, notwithstanding approval thereof by the Target Fund’s respective shareholders if, in the judgment of the Board, proceeding with the Plan of Reorganization would be inadvisable.

10.           Amendment.  This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto; provided that following the meeting of the shareholders of the Target Fund called by the Trust pursuant to Section 5 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class A, Class C, Class Z and Institutional Class shares of the Surviving Fund to be issued to the Target Fund shareholders under this Agreement to the detriment of any or all Target Fund shareholders, without their further approval.

11.           Further Assurances. The Trust shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

12.           Expenses. The Funds shall bear all costs and expenses associated with this Plan of Reorganization and the transactions contemplated hereby.  All costs and expenses associated with this Plan of Reorganization shall be allocated between the Funds on a pro rata basis based on each Fund’s relative net assets. Neither the Growth Fund nor the Focused Fund (nor any Person related to the Growth Fund or the Focused Fund) will pay or assume any expenses of the Growth Fund Shareholders (including, but not limited to, any expenses of Growth Fund Shareholders that are solely and directly related to the Reorganization).

This Plan of Reorganization was approved and adopted by the Board of the Trust on July 28, 2009.

APPENDIX II
TO THE
COMBINED PROSPECTUS AND PROXY STATEMENT
DATED ●, 2009

Relating to the Acquisition of Assets of
OLD MUTUAL GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL FOCUSED FUND

Comparison of Pricing, Purchase and Redemption Policies, Sales Charges, and Distribution

Share Price

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value (“NAV”).  The NAV of each share class of the Funds is calculated by dividing the total net assets of each class of a Fund by the total number of the classes’ shares outstanding of that Fund.  The NAV is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open. The NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Your purchase, exchange, or redemption of a Fund’s shares will be priced at the next NAV calculated after your request is received in good order by the Fund’s transfer agent or other Fund agents.  Shares begin to earn dividends on the first business day following the day of purchase.  Shares earn dividends until the day of redemption.  The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon the Fund’s investment performance.  If a Fund invests in another investment company, that Fund’s NAV is based in part on the NAV of the other investment companies in which the Fund invests.  The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Old Mutual Funds II may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers (“financial intermediaries”) that may include the Funds as an investment alternative in the programs they offer or administer.  If you buy shares through a financial intermediary, generally your order must be received by the financial intermediary and transmitted to the Distributor or its designee by the close of regular trading on the NYSE in order for you to receive that day’s offering price.  Otherwise, the order will receive the offering price that is determined on the next day the NYSE is open.  Old Mutual Funds II and financial intermediaries reserve the right to reject customer orders that are incomplete or otherwise not in “good order.” Financial intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to the Distributor or its designee in a timely manner.  Old Mutual Funds II will be deemed to have received a purchase or redemption order from authorized financial intermediaries (“authorized financial intermediaries”) when the authorized financial intermediary, or its authorized designee, accepts the order. The customer order will be priced at the Fund’s NAV next computed after such order is unconditionally accepted by an authorized financial intermediary or its authorized designee.

Valuing Portfolio Securities

The Funds use pricing services to determine the market value of the securities in their portfolios.  Except as discussed below, the Funds generally use the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Funds’ portfolios, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

Short-term investments in the Funds are priced at amortized cost, which approximates market value.  The market value of bonds is determined based on an evaluated price.  If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates.  Because foreign markets may be open at different times than the NYSE, the price of a Fund’s shares may change on days when its shares are not available for purchase or sale.  If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value pursuant to procedures approved by the Board.

Fair Value Pricing

The Funds have fair value pricing procedures in place, and a Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is believed to be unreliable, is unavailable, or if Fund assets have been affected by events occurring after the close of trading of a securities market, but before a Fund calculates its NAV.  By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security.  These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.  In addition, fair value pricing is a helpful tool in preventing excessive short-term trading activity because it may make it more difficult for potentially disruptive shareholders to determine if pricing inefficiencies exist in a Fund’s securities.  The valuation assigned to fair valued securities for purposes of calculating the Fund's NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.  Although intended to do so, the fair value procedures may not always better represent the price at which the Fund could sell the fair valued security and may not always result in a more accurate NAV.

Policy Regarding Excessive or Short-Term Trading

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity, market-timing, or other abusive trading practices.  Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance.  In particular, frequent trading of Fund shares may:

•	cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;
•	force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;
•	increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out; or
•	dilute the value of Fund shares held by long-term shareholders.

Old Mutual Funds II, Old Mutual Capital, and their agents, will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that all such trading will be identified and restricted.  Purchase and sale orders may be received through financial intermediaries.  Old Mutual Funds II, Old Mutual Capital, and their agents cannot always know or reasonably detect short-term trading through financial intermediaries, or through the use of omnibus accounts by financial intermediaries.

To minimize harm to the Funds and their shareholders, Old Mutual Funds II, Old Mutual Capital, and their agents reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and Old Mutual Capital and its affiliates (collectively, for purposes of this section Policy Regarding Excessive or Short-Term Trading, “Old Mutual Capital”) and their agents have implemented the following tools designed to discourage excessive short-term trading in the Funds:

•	trade activity monitoring;
•	trading guidelines for certain retail mutual funds advised by Old Mutual Capital;
•	a redemption/exchange fee on short-term trades in certain retail mutual funds advised by Old Mutual Capital; and
•	selective use of fair value pricing.

These tools are described in more detail below except fair value pricing, which is described above.  Although these tools are designed to discourage short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that short-term trading activity in the Funds will occur.  Moreover, each of these tools other than the redemption/exchange fee involves judgments that are inherently subjective.  Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.  For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor’s trading history in the retail mutual funds advised by Old Mutual Capital (together referred to as the “Old Mutual Funds”), other funds, and accounts under common ownership, influence or control.  Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

Old Mutual Funds II or its agent has entered into a shareholder information agreement with each of its Financial Intermediaries, as such term is defined by Rule 22c-2 under the Investment Company Act of 1940, as amended, pursuant to which such Financial Intermediaries are obligated to provide individual shareholder transaction information to Old Mutual Funds II or its agents for the purpose of monitoring individual shareholder trading activity.  Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in excessive short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder’s account other than exchanges into an affiliated money market fund (if available).  Determining whether a shareholder has engaged in excessive short-term trading involves judgments that are inherently subjective.  In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Old Mutual Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts that are held by intermediaries other than Financial Intermediaries (“Second-Tier Intermediaries”) may be limited because Second-Tier Intermediaries may choose not to disclose individual shareholder transaction information, or may not disclose such information in a timely manner upon Old Mutual Funds II’s request.  Old Mutual Capital and its agents rely on Financial Intermediaries and the willingness, ability and rights of Second-Tier Intermediaries to monitor trading activity in omnibus accounts and/or enforce the Funds’ excessive short-term trading policy.  Old Mutual Capital and its agents will attempt to apply the excessive short-term trading policy uniformly to all accounts.

Trading Guidelines

If a shareholder exceeds four exchanges out of an Old Mutual Fund (other than the Old Mutual Cash Reserves Fund) per calendar year, or if Old Mutual Funds II, Old Mutual Capital, or one of their agents, determines that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), Old Mutual Funds II will not knowingly accept any additional purchase and exchange orders from such shareholder.  Old Mutual Funds II, Old Mutual Capital, and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, but for legitimate trading purposes and consistent with the best interests of long-term shareholders. Using the proceeds from the redemption of shares of one Old Mutual Fund to purchase shares of one or more other Old Mutual Funds is considered a single exchange.  Old Mutual Funds II may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part.  Transactions accepted by a financial intermediary in violation of the short-term trading policy are not deemed accepted by the Fund and may be cancelled or revoked.  Old Mutual Capital and its agents may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges.  Old Mutual Funds II and Old Mutual Capital also reserve the right to delay delivery of redemption proceeds for up to 7 days or to honor certain redemptions with securities rather than cash.

Redemption/Exchange Fee

The Funds impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Funds within 10 calendar days of their purchase.  The Funds will impose a redemption/exchange fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days.  In determining how long shares of a Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first.  A Fund will retain the redemption/exchange fee for the benefit of the remaining shareholders.  Due to operational requirements, certain financial intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Funds’ methods for tracking and calculating the fee.

The Funds charge the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of a Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses a Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption/exchange fee on transactions involving the following:

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the fee;

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose the fee;

•	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;

•	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

•	certain broker wrap fee and other fee-based programs;

•	redemptions initiated by a Fund, as permitted in the prospectus; or

•
redemptions by the Old Mutual Asset Allocation Portfolios (each of which is a “fund of funds” that primarily invests in shares of Old Mutual Funds) or by other asset allocation or target date funds advised by Old Mutual Capital.

There is no guarantee that Old Mutual Funds II will be successful in its efforts to enforce its redemption/exchange fee.

Certain financial intermediaries such as broker/dealers, banks, insurance companies and retirement plan administrators may impose frequent trading restrictions that differ from the Funds’ frequent trading restrictions, if such frequent trading restrictions are deemed by Old Mutual Capital or its agents to sufficiently protect Fund shareholders.  Please contact your broker/dealer, bank, insurance company or retirement plan administrator to determine what frequent trading restrictions may apply to your account.

Share Classes

The Funds offer the same share classes.  These share classes are described below.

The Funds offer four classes of shares:  Class A, Class C,1 Class Z and Institutional Class.  Each class represents investments in the same portfolio of securities of a Fund and has the same rights and privileges as the other share classes of that Fund, except that:  (i) each class may be subject to different sales charges (loads); (ii) each class may be subject to different distribution fees, which, if applicable, are paid pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a service plan which may be adopted under Rule 12b-1 of the 1940 Act; (iv) exchanges are generally not permitted between the various share classes but only among the same class; and (v) each class may have exclusive voting rights with respect to matters affecting only that class.  When choosing a share class, you should consult your financial adviser as to which class is most suitable for you.  Below is a summary of certain features of the share classes.

1  It is anticipated that Class C shares of the Funds will be liquidated and terminated effective following the close of business on or about October 23, 2009.  Therefore, while Growth Fund Class C shareholders as of the close of business on August 25, 2009 will be asked to vote on the proposed Reorganization, their Class C shares in the Growth Fund are expected to be liquidated and terminated prior to the date the Reorganization is consummated. In the unlikely event that Class C shares of the Funds are not liquidated and terminated prior to the Reorganization, then Class C shares of the Growth Fund will be reclassified as Class C shares of the Focused Fund.

You will not pay a sales charge in connection with the acquisition of the Focused Fund shares pursuant to the Reorganization.  In addition, the holding period for purposes of calculating any contingent deferred sales charge applicable to Class A or Class C shares of the Focused Fund received pursuant to the Reorganization will be the date of original purchase of the corresponding Class A or Class C shares of the Growth Fund and not the date of the Reorganization.

Sales Charges

The Funds impose the same sales charges, which are described below:

	CLASS A	CLASS C	CLASS Z	INSTITUTIONAL CLASS
Initial Sales Charge	up to 5.75%	None	None	None

CDSC	None (except on redemptions of certain large purchases held for less than one year)	1.00% on redemption within one year	None	None

Distribution and Service Fees	0.25%	1.00%	None	None

Dividends	Generally higher than Class C due to lower annual expenses	Generally lower than Class A due to higher annual expenses	Generally higher than Class A due to lower annual expenses	Generally higher than Class Z due to lower annual expenses

Class A Shares

A sales charge may be imposed on the purchase of Class A shares of a Fund (initial sales charge).  You may be eligible to pay a reduced initial sales charge or none at all, as described below.  The term Public Offering Price used below includes a Fund’s NAV plus any applicable initial sales charge.  The sales charge information in this section of the Prospectus can also be accessed, free of charge, at oldmutualfunds.com.

Class A shares of are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

	Investor’s Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net
Single Transaction	Offering Price	Amount Invested

Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Certain investors may be eligible to purchase Class A shares at NAV and not pay an initial sales charge.  Other investors may be eligible for a reduced initial sales charge on purchases of Class A shares.  Below are the various ways that investors may qualify for a reduction or elimination of initial sales charges on purchases of Class A shares.  The Funds’ statement of additional information contains more detail on how to qualify for certain of these reductions or eliminations of initial sales charges.  The statement of additional information is available upon request, without charge, by writing to Old Mutual Funds II, P.O. Box 219534, Kansas City, Missouri 64121-9534, or by calling 888-772-2888.

Class A Purchases Not Subject to Initial Sales Charges

You will not pay initial sales charges:

•
On purchases of $1 million or more Class A shares of a Fund.  However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase.  See “Class A - Contingent Deferred Sales Charges” below.

•
On additional purchases of one or more Funds that result in account balances of Class A shares of the Funds totaling $1 million or more.  However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase.  See “Class A - Contingent Deferred Sales Charges” below.

•	On shares purchased by reinvesting dividends and distributions.

•	On purchases of the Old Mutual Cash Reserves Fund.

•	When exchanging shares among Old Mutual Funds with the same or higher initial sales charges. See “Exchanges Between Funds” below for more information on exchanges between funds.

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares.  See the statement of additional information for more information on the reinstatement privilege.

•	When a merger, consolidation or acquisition of assets of a Fund occurs.

•	If you are Old Mutual Capital, an affiliated company of Old Mutual Capital, or a sub-adviser and you purchase your shares directly through the Distributor.

•	If you are an employee benefit plan established for employees of Old Mutual Capital, sub-adviser or their affiliates.

•	If you are a discretionary advised client of Old Mutual Capital or its affiliates.

•
If you are a registered representative or employee of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) or any member of the immediate family (including spouse and children) of any such person, provided that purchases at NAV are permitted by the policies of, and are made through, such person’s employer.

•	If you are a financial institution trust department investing an aggregate of up to $1 million in Class A shares of Old Mutual Funds (excluding the Old Mutual Cash Reserves Fund).

•
If you are a managed account (wrap) program for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by Old Mutual Funds II that provides asset allocation or similar specialized investment services or investment company transaction services for their customers, that charges a minimum annual fee for such services, and that has entered into an agreement with the Distributor or a clearing agent that has an agreement with the Distributor with respect to its use of the Funds in connection with such services.

•
If you are a pension, profit-sharing or other employee benefit plan created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the “Code”) or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code.  See the Funds’ statement of additional information for applicable restrictions.  Participants in such plans that establish one or more separate accounts with a Fund may include, for purposes of determining any applicable reductions of initial sales charges, only the participants’ individual investments in the plans.

•
If you are an individual or entity with substantial business relationship with Old Mutual Funds II, Old Mutual Capital or their affiliates, as determined by a Vice President or more senior officer of Old Mutual Funds II or Old Mutual Capital, and you purchase your shares directly through the Distributor.

Class A Purchases Eligible for Reductions of Initial Sales Charges

In addition to the above described reductions in initial sales charges for purchases over a certain dollar amount, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge.  To be eligible to participate in these programs, you must inform your broker-dealer or financial adviser at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase.  In addition, Old Mutual Funds II may request account statements if it is unable to verify your account information.

Rights of Accumulation.  Purchases of new Class A shares may be combined with Class A shares of all Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares of Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you own.  See the Funds’ statement of additional information, available from Old Mutual Capital, for more information on rights of accumulation.

Letters of Intent.  Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of one or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) during a thirteen-month period.  The amount you agree to purchase determines the amount of the initial sales charge you will pay.  If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested.  See the Funds’ statement of additional information, available from Old Mutual Capital, for more information on LOIs.

Concurrent Purchases.  You may combine the amount invested in simultaneous purchases of Class A and Class C shares of two or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) to determine your Class A sales charge.

Purchasers Qualifying for Reductions of Initial Sales Charges

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section.  These qualified purchasers include the following:

Individuals.

•	An individual, his or her spouse, or children residing in the same household.

•	Any trust established exclusively for the benefit of an individual.

Trustees and Fiduciaries.

•	A trustee or fiduciary purchasing for a single trust, estate or fiduciary account.

Other Groups.

•
Any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Old Mutual Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation.  Appropriate documentation includes, without limitation, account statements regarding Class A shares of  Old Mutual Funds held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares.  The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge.  No person or entity may distribute shares of any Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

Class A - Contingent Deferred Sales Charges

A CDSC will apply to purchases of $1 million or more of Class A shares that are redeemed within 12 months of the date of purchase, other than to purchases of the Old Mutual Cash Reserves Fund.  This charge will be of based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1% of Class A shares purchased at NAV on all purchases of $1 million or more, other than to purchases of the Old Mutual Cash Reserves Fund.  In determining whether a CDSC is payable, and the amount of any such charge, shares not subject to the CDSC are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase.  No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

•
where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer;

•	on purchases made in connection with the reinvestment of dividends and distributions from a Fund;

•	on exchanges of shares of certain other Old Mutual Funds (see the statement of additional information for more information on the exchange privilege);

•
on redemptions of Class A shares of the Old Mutual Cash Reserves Fund acquired through direct purchase; however, if you acquired Class A shares of the Old Mutual Cash Reserves Fund through an exchange of Class A shares of another Old Mutual Fund, you may be subject to a CDSC upon redemption;

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the statement of additional information for more information on the reinvestment privilege); or

•	on purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

Class C Shares

Class C shares are not subject to an initial sales charge but may be sold with a CDSC.  Class C shares of each Fund are currently sold with a CDSC of 1% on shares redeemed within one year of purchase.  Shares of the Funds redeemed after one year will not pay a CDSC.

The overall cost per share of investing in Class C shares in amounts greater than $1,000,000 is generally higher than the comparable cost of investing in similar dollar amounts of Class A shares.  Accordingly, Old Mutual Funds II will refuse an investor’s order to purchase additional Class C shares when, to the knowledge of the Distributor, the value of all Class C shares of Old Mutual Funds in all of the investor’s related accounts exceeds $1,000,000.  For purposes of this policy, “related accounts” refers to the accounts that may be aggregated for purposes of purchasing Class A shares with a reduced initial sales charge. In no event will Old Mutual Funds II honor an order to purchase more than $1,000,000 of Class C shares of the Old Mutual Funds.

Class C - Contingent Deferred Sales Charges

The CDSC on Class C shares may be waived:

•	on total or partial redemptions where the investor’s dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable;

•	If you redeem shares acquired through reinvestment of dividends and distributions;

•	On increases in the NAV of your shares;

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the statement of additional information for more information on the reinstatement privilege);

•	Upon the death of the shareholder or plan participant (if you present a death certificate for the applicable shareholder or plan participant);

•
Upon the post-purchase disability (as defined in Section 72(m)(7) of the Code) of the shareholder or plan participant (if such shareholder or plan participant provides a physician’s certification of such disability and such certification is acceptable in form and substance to Old Mutual Funds II).  Pursuant to Section 72(m)(7) of the Code, an individual shall be considered to be disabled if she is unable to engage in any substantially gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration;

•	on required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½;

•
on redemptions through a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 10% of the value of the shareholder’s investment in Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan; or

•	on the liquidation of a shareholders account by Old Mutual Funds II for failure to maintain the required minimum account balance.

There may be other situations when you may be able to purchase or redeem Class A or Class C shares at reduced or without sales charges.  Consult the statement of additional information, available from Old Mutual Capital, for details.

Computing a Contingent Deferred Sales Charge

The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions.  In determining whether to charge a CDSC, Old Mutual Funds II will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

Class Z Shares

Class Z shares may only be purchased through certain authorized financial service firms.  Class Z shares are not available to shareholders by direct purchase through the Funds’ transfer agent, except that:  (1) persons or entities who are the beneficial owners of, and who have continuously maintained since June 4, 2007, an investment in Class Z shares of any retail mutual fund currently advised by the Adviser (“Grandfathered Investment”) and any person or entity listed in the account registration of a Grandfathered Investment, such as joint owners, trustees, custodians, and designated beneficiaries; and (2) employees of the Adviser and Old Mutual Investment Partners, trustees/directors of any mutual fund currently advised by the Adviser, fund counsel to any mutual fund currently advised by the Adviser, and their immediate families may continue to purchase Class Z shares in any applicable manner.

Institutional Class Shares

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan; and

•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital.  Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign an LOI, committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months.  Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors.  If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available.  If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available.  The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value.  If the Fund closes your account, it will redeem your shares and send you the cash proceeds.  If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum.  Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries.  However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account.  Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums.  Please see the statement of additional information for more information about LOIs.

Purchase Procedures

The purchase and redemption procedures are the same for both Funds and are described below.

You may purchase Class A and Class C shares of each Fund through select broker-dealers or other financial institutions that are authorized to sell you shares of the Funds.  Eligible investors may purchase Class Z and Institutional Class shares of each Fund directly through the Funds’ transfer agent or through select financial service firms that are authorized to sell you shares of the Funds.  Such financial service firms may charge you a fee for this service in addition to each Fund’s public offering price.

Purchases of shares of each Fund may be made on any day on which the NYSE is open for business.  For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Funds.  The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Funds so that you may receive the same day’s NAV.  If you purchase shares directly through the Funds’ transfer agent, your order must be received before 4:00 p.m. Eastern Time for your purchase order to be effective on the day you place your order.  The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge.

Concepts to Understand

TRADITIONAL IRA.  An individual retirement account.  Your contributions may or may not be deductible depending on your circumstances.  Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA.  An IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA.  An IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

SIMPLE IRA.  An IRA or 401(k) plan sponsored by a small business employer under which each employee elects the portion of his or her compensation to be contributed to the IRA, and the employer is required to make additional contributions.

COVERDELL EDUCATION SAVINGS ACCOUNTS.  A savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, consult your financial adviser or a tax adviser.

Minimum Investments Applicable to Class A, Class C and Class Z*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Redemption Procedures

You may sell your shares of a Fund by contacting your broker-dealer or other financial institution at which you maintain an account.  The broker-dealer or financial institution may charge you a fee for this service.  Sale orders received by the transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund’s next calculated NAV.  The redemption price will be reduced by any applicable CDSC and redemption/exchange fee.  The Fund generally sends payment for your shares the business day after your order is accepted.  Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to 7 days.  Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.

Limitations on selling shares by telephone

Proceeds Sent by	Minimum	Maximum
Check	no minimum	$50,000 per day
Wire*	no minimum	$50,000 per day
ACH	no minimum	$50,000 per day

*           Wire fee is $10 per Federal Reserve Wire.

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

Written Redemption Orders

Some circumstances require written sell orders along with signature guarantees.  These include:

•	Redemptions by check, wire or ACH in excess of $50,000;

•	Requests to send proceeds to a different address or payee;

•	Requests to send proceeds to an address that has been changed within the last 30 days; and

•	Requests to wire proceeds to a different bank account.

For joint accounts, each signature must be guaranteed.  A signature guarantee may be obtained from a bank, broker dealer, credit union, securities exchange or association, clearing agency or savings association and must include the title of the signatory.  A notary public does not provide a signature guarantee.  A valid signature guarantee must appear in the following format:

“Signature(s) Guaranteed”
[Institution’s Name]
By:  [Signature]
Title:  [Title of Signatory]

Systematic Withdrawal Plan

A Systematic Withdrawal Plan permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.  Consult your broker, dealer, or financial institution regarding how to establish this feature.  Please note that to utilize this feature, you must maintain an account balance of $5,000 or more.

General Purchase and Redemption Policies

•
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT:  Old Mutual Funds II is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account.  If you do not provide this information, we may not be able to open your account.  Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

•	Each Fund may reject or suspend acceptance of purchase orders.

•	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.

•
Payment for telephone purchases must be received by the Fund’s transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

•
When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV.

•
State Street Bank and Trust Company, the custodian for IRAs and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to IRA accounts and a $7 annual custodial fee to Coverdell Education Savings accounts.  Custodial fees are automatically deducted from your account if not received by the announced due date, usually in mid-December.

•
Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below $1,000.  This fee does not apply to Uniform Gifts/Transfer to Minor Accounts, Coverdell Education Savings Accounts, Systematic Investment Plans or shareholders who consent to receive account statements and regulatory mailings electronically.  The Funds will provide 60 days’ prior notice of the imposition of this fee.  The Funds will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•
For non-retirement accounts, if the value of your investment in the Fund falls below $500, we may redeem your shares and mail the proceeds to you.  You will be provided 60 days’ prior notice of such redemption.  Your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	Asset allocation programs set up in networked accounts, which have been pre-approved by the Fund, will not be subject to the minimum account balances as described above.

•
The Funds produce account statements, annual and semi-annual financial reports and annual updates to the prospectus that will be mailed to you.  You may elect to receive the account statements, financial reports and prospectus updates electronically by enrolling at oldmutualfunds.com.  To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund.  Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses.  If you do not want the mailing of these documents to be combined with those for other members of your household, please call us and we will begin delivery within 30 days of your request.  If you purchased your shares through a financial intermediary, please contact your broker-dealer or financial adviser to request separate mailings.

•	Investment instructions are irrevocable. That means that once you have caused your investment instruction to be transmitted, such investment instruction may not be modified or cancelled.

Exchanges Between Funds

You may exchange some or all shares of a particular class of a Fund for the same class of another Old Mutual Fund that offers such class of shares as long as the Fund is open to new investors.  In addition, Class Z shares may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class shares.

Generally, you will not pay an initial sales charge when you exchange Class A shares of a Fund for another Old Mutual Fund.  However, you may be required to pay an initial sales charge when exchanging Class A shares from an Old Mutual Fund with no initial sales charge or a lower initial sales charge than the Old Mutual Fund into which you are exchanging.  If you exchange into an Old Mutual Fund whose shares are subject to a CDSC, we will calculate the holding period from the date you made your original purchase and not the date you exchanged your shares.

If a shareholder exceeds four exchanges out of any of the Old Mutual Funds (except the Old Mutual Cash Reserves Fund) per calendar year, or if the Funds, Old Mutual Capital, or one of their agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive, the determining party may, in its discretion, reject any additional purchase and exchange orders.  In addition, short-term exchanges may be subject to a redemption/exchange fee.  See the section of this Prospectus/Proxy Statement entitled “Policy Regarding Excessive or Short-Term Trading” for details of the limitations on exchanging between Old Mutual Funds and the redemption/exchange fee.  The minimum investment requirements also apply to exchanges.

Before making an exchange, you should obtain and review the prospectus of the Old Mutual Fund whose shares are being acquired.  Shareholders should be aware that a financial intermediary may charge a fee for handling an exchange.  Shareholders may realize a taxable gain or loss on any exchange.

Opening an Account

Shares may be purchased through the following methods:

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:
Complete the application. Mail your completed application and a check to:

Regular Mail:
Old Mutual Funds II P.O. Box 219534 Kansas City, Missouri 64121-9534

Overnight Mail:
Old Mutual Funds II 210 West 10th Street, 8th Floor Kansas City, Missouri 64105

By Telephone:
Call us at 888-772-2888 to receive an account application or make an investment with existing bank information on your current account.

By Wire:
Call us at 888-772-2888 to receive an application. Once the account is established, wire your investment to the bank listed below.

United Missouri Bank of Kansas City, N.A. ABA # 10-10-00695 Account # 98705-23469

Include the following information with the wiring instructions:
Fund name in which you wish to invest Your name Your Social Security or tax ID number Your account number

Return the account application.

To Make Additional Investments to an Existing Account

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:
Fill out an investment slip.
Mail the slip and the check to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone:
Call us at 888-772-2888.

By Wire:
Have your bank send your investment to:

United Missouri Bank of Kansas City, N.A.
ABA # 10-10-00695
Account # 98705-23469

Include the following information with the wiring instructions:

Fund name
Your name
Your Social Security or tax ID number
Your account number

By ACH:
Complete the bank information section on the account application.
Attach a voided check or deposit slip to the account application.
The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

Via The Internet:
Complete the bank information section on the account application.
Enter the “My Account” section of the Old Mutual Funds II Website located at oldmutualfunds.com and follow the instructions for purchasing shares.

To Sell Shares

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:
Write a letter of instruction that includes the following information:

Your name(s) and signature(s)
Your account number
The Fund name
The dollar amount you wish to sell
How and where to send the proceeds

If required, obtain a signature guarantee.  Mail your request to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone:
Sales orders may be placed by telephone provided this option was selected on your account application.  There may be limitations on sales orders placed by telephone.  Please call 888-772-2888.  Note: Persons under age 59 1/2 may only make sales from IRA accounts in writing, not by telephone.

By Wire:
Sale proceeds may be wired at your request.  Be sure Old Mutual Funds II has your wire instructions on file.  There is a $10 charge for each wire sent by the Fund.

By ACH:
Complete the bank information section on the account application.
Attach a voided check or deposit slip to the account application.
Please note that sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.

Via the Internet:
Enter the “My Account” section of the Old Mutual Funds II Website located at oldmutualfunds.com and follow the instructions for redeeming shares.

Distributions and Taxes

As a regulated investment company, a Fund generally does not pay Federal income tax on the income and gains it distributes to you.  The Funds pay shareholders dividends from their net investment income and distributions from their net realized capital gains at least once a year, if available.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate Federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise.  There are no fees on reinvestments.  Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Taxes on Transactions

In general, if you are a taxable investor, Fund distributions (other than a return of capital) are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund.  The current qualified dividend income and long-term capital gains tax rates for non-corporate shareholders are provided in the table below.

Taxability of Distributions to Individuals and Other Non-Corporate Shareholders

Type of Distribution	Tax rate for 15% bracket and lower	Tax rate for brackets higher than 15%
Dividends Generally	Ordinary income rate	Ordinary income rate
Qualified Dividends	0%	15%
Short-term Capital Gains	Ordinary income rate	Ordinary income rate
Long-term Capital Gains	0%	15%

In addition, investors in taxable accounts should be aware of the following basic tax points:

•
Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends paid by a Fund may be designated as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

•	Distributions declared to shareholders with a record date in December - if paid to you by the end of January - are taxable for Federal income tax purposes as if received in December.

•
A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain or loss (provided the shares are held as a capital asset), which will be short-term if you held your shares for 12 months or less and long-term if you held your shares for more than 12 months.

•	Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

•
If you invest in a Fund shortly before it makes a capital gain distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is sometimes referred to as “buying a dividend” because, although the distribution is in effect a return of a portion of the purchase price, it is taxable.

By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund shares are generally not sold outside the U.S. Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to any investment in the Fund. If you are not a citizen or resident of the U.S., see the statement of additional information for more information.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about Federal, state, local, or foreign tax consequences before making an investment in a Fund.  Refer to the statement of additional information for additional tax information.

STATEMENT OF ADDITIONAL INFORMATION
●, 2009

FOR
OLD MUTUAL FOCUSED FUND
a series portfolio of
OLD MUTUAL FUNDS II
4643 South Ulster Street, Suite 600
Denver, Colorado 80237
888-772-2888

Acquisition of Substantially All of the Assets of
OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS FUND
OLD MUTUAL GROWTH FUND
(each a series of Old Mutual Funds II)

By and in exchange for shares of
OLD MUTUAL FOCUSED FUND

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of the Old Mutual Columbus Circle Technology and Communications Fund and the Old Mutual Growth Fund by and in exchange for shares of the Old Mutual Focused Fund (the “Reorganizations”).

This SAI consists of this cover page, the accompanying pro forma financial statements and related notes, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI), and will be mailed to any shareholder who requests this SAI:

1.	Statement of Additional Information of Old Mutual Funds II, dated July 29, 2009, as previously filed via EDGAR on July 29, 2009 under Rule 485(b) [Accession No. 0000775180-09-000036].

2.	Annual Report to Shareholders of Old Mutual Funds II, for the fiscal year ended March 31, 2009, as previously filed via EDGAR on June 8, 2009 on Form N-CSR [Accession No. 0000775180-09-000030].

The pro forma financial statements and related notes for the Old Mutual Columbus Circle Technology and Communications Fund, the Old Mutual Growth Fund, and the Old Mutual Focused Fund are attached hereto as Appendix I.

This SAI is not a prospectus but should be read in conjunction with each of the Combined Proxy Statements and Prospectuses dated ●, 2009, for use in connection with the Special Meetings of Shareholders (the “Meetings”) of the Old Mutual Columbus Circle Technology and Communications Fund and the Old Mutual Growth Fund to be held on December 4, 2009.  At the Meetings, shareholders will be asked to approve the Reorganizations, as described in the Combined Proxy Statements and Prospectuses.  Copies of the Combined Proxy Statements and Prospectuses may be obtained at no charge by writing the Trust at the address shown above or by calling 888-772-2888.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statements and Prospectuses.

APPENDIX I
TO THE
COMBINDED PROSPECTUS AND PROXY STATEMENT
DATED ____________, 2009

Relating to the Acquisition of Assets of
OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL FOCUSED FUND

AND

Relating to the Acquisition of Assets of
OLD MUTUAL GROWTH FUND

By and In Exchange for Shares of Beneficial Interest of
OLD MUTUAL FOCUSED FUND

Pro Forma Schedule of Investments
As of March 31, 2009 (Unaudited)

Description	Shares			Value (000)
	Old Mutual Technology and Communications Fund	Old Mutual Focused Fund	Pro Forma Old Mutual Focused Fund	Old Mutual Technology and Communications Fund	Old Mutual Focused Fund	Pro Forma Old Mutual Focused Fund
Common Stock - 95.7%
Agricultural Chemicals - 0.6%
Monsanto	11,400	-	11,400	$947	$-	$947
Total Agricultural Chemicals						947
Applications Software - 4.3%
Check Point Software Technologies*	114,568	-	114,568	2,545	-	2,545
Citrix Systems*	62,000	-	62,000	1,404	-	1,404
Microsoft	-	145,862	145,862	-	2,679	2,679
Total Applications Software						6,628
Beverages-Non-Alcoholic - 3.1%
Coca-Cola	-	58,420	58,420	-	2,568	2,568
PepsiCo	-	44,420	44,420	-	2,287	2,287
Total Beverages-Non-Alcoholic						4,855
Cable/Satellite TV - 2.0%
Comcast, Special Cl A	-	240,103	240,103	-	3,090	3,090
Total Cable/Satellite TV						3,090
Cellular Telecommunication - 0.9%
China Mobile ADR	33,430	-	33,430	1,455	-	1,455
Total Cellular Telecommunication						1,455
Computers - 6.9%
Apple*	46,370	13,490	59,860	4,874	1,418	6,292
Dell*	-	132,170	132,170	-	1,253	1,253
International Business Machines	18,430	-	18,430	1,786	-	1,786
Research In Motion*	31,737	-	31,737	1,367	-	1,367
Total Computers						10,698
Computers-Memory Devices - 1.2%
EMC*	80,920	-	80,920	922	-	922
STEC*	129,300	-	129,300	953	-	953
Total Computers-Memory Devices						1,875
Consumer Products-Miscellaneous - 1.5%
Kimberly-Clark	-	50,200	50,200	-	2,315	2,315
Total Consumer Products-Miscellaneous						2,315
Diversified Banking Institution - 0.8%
JPMorgan Chase	-	45,420	45,420	-	1,207	1,207
Total Diversified Banking Institution						1,207
E-Commerce/Products - 0.7%
Amazon.com*	15,370	-	15,370	1,129	-	1,129
Total E-Commerce/Products						1,129
E-Commerce/Services - 1.8%
Ctrip.com International ADR	41,000	-	41,000	1,123	-	1,123
priceline.com*	20,760	-	20,760	1,635	-	1,635
Total E-Commerce/Services						2,758
Electronic Components-Semiconductors - 4.9%
Altera	34,160	-	34,160	599	-	599
Broadcom, Cl A*	80,380	-	80,380	1,606	-	1,606
Intel	-	55,470	55,470	-	835	835
MEMC Electronic Materials*	28,734	-	28,734	474	-	474
Monolithic Power Systems*	29,010	-	29,010	450	-	450
Netlogic Microsystems*	70,062	-	70,062	1,925	-	1,925
Xilinx	92,920	-	92,920	1,780	-	1,780
Total Electronic Components-Semiconductors						7,669
Electronic Connectors - 1.4%
Amphenol, Cl A	73,890	-	73,890	2,105	-	2,105
Total Electronic Connectors						2,105
Energy-Alternate Sources - 0.5%
First Solar*	5,800	-	5,800	770	-	770
Total Energy-Alternate Sources						770
Enterprise Software/Services - 4.9%
BMC Software*	78,350	-	78,350	2,586	-	2,586
CA	72,077	-	72,077	1,269	-	1,269
Open Text*	50,350	-	50,350	1,734	-	1,734
Sybase*	64,900	-	64,900	1,966	-	1,966
Total Enterprise Software/Services						7,555
Entertainment Software - 1.3%
Activision Blizzard*	193,200	-	193,200	2,021	-	2,021
Total Entertainment Software						2,021
Food-Retail - 1.9%
Safeway	-	148,530	148,530	-	2,999	2,999
Total Food-Retail						2,999
Independent Power Producer - 1.5%
NRG Energy*	-	128,690	128,690	-	2,265	2,265
Total Independent Power Producer						2,265
Instruments-Scientific - 1.4%
Thermo Fisher Scientific*	59,420	-	59,420	2,120	-	2,120
Total Instruments-Scientific						2,120
Internet Application Software - 0.3%
Cybersource*	33,700	-	33,700	$499	$-	$499
Total Internet Application Software						499
Internet Content-Information/News - 1.2%
Baidu ADR*	10,190	-	10,190	1,800	-	1,800
Total Internet Content-Information/News						1,800
Internet Infrastructure Software - 0.7%
F5 Networks*	53,770	-	53,770	1,126	-	1,126
Total Internet Infrastructure Software						1,126
Internet Security - 1.6%
McAfee*	72,680	-	72,680	2,435	-	2,435
Total Internet Security						2,435
Medical Information Systems - 0.4%
athenahealth*	26,010	-	26,010	627	-	627
Total Medical Information Systems						627
Medical Instruments - 1.8%
Medtronic	-	95,960	95,960	-	2,828	2,828
Total Medical Instruments						2,828
Medical Products - 1.8%
Zimmer Holdings*	-	75,510	75,510	-	2,756	2,756
Total Medical Products						2,756
Medical-Biomedical/Genetic - 7.6%
Alexion Pharmaceuticals*	47,400	-	47,400	1,785	-	1,785
Amgen*	17,850	-	17,850	884	-	884
Celgene*	24,939	-	24,939	1,107	-	1,107
Genzyme*	65,730	-	65,730	3,904	-	3,904
Gilead Sciences*	53,540	-	53,540	2,480	-	2,480
Illumina*	24,490	-	24,490	912	-	912
Myriad Genetics*	16,261	-	16,261	739	-	739
Total Medical-Biomedical/Genetic						11,811
Medical-Drugs - 2.7%
Cephalon*	20,500	-	20,500	1,396	-	1,396
Wyeth	-	63,480	63,480	-	2,732	2,732
Total Medical-Drugs						4,128
Metal-Aluminum - 0.7%
Alcoa	-	139,042	139,042	-	1,021	1,021
Total Metal-Aluminum						1,021
Multi-line Insurance - 1.2%
MetLife	-	81,430	81,430	-	1,854	1,854
Total Multi-line Insurance						1,854
Multimedia - 0.6%
Walt Disney	-	54,670	54,670	-	993	993
Total Multimedia						993
Networking Products - 3.4%
Cisco Systems*	135,530	107,210	242,740	2,273	1,798	4,071
Starent Networks*	82,060	-	82,060	1,297	-	1,297
Total Networking Products						5,368
Oil Companies-Integrated - 1.8%
BP ADR	-	71,680	71,680	-	2,874	2,874
Total Oil Companies-Integrated						2,874
Oil-Field Services - 1.7%
Halliburton	-	111,610	111,610	-	1,727	1,727
Schlumberger	21,600	-	21,600	877	-	877
Total Oil-Field Services						2,604
Pipelines - 1.6%
El Paso	-	405,935	405,935	-	2,537	2,537
Total Pipelines						2,537
Reinsurance - 1.7%
Berkshire Hathaway, Cl B*	-	950	950	-	2,679	2,679
Total Reinsurance						2,679
Retail-Discount - 1.7%
Costco Wholesale	-	56,850	56,850	-	2,633	2,633
Total Retail-Discount						2,633
Retail-Drug Store - 1.9%
CVS Caremark	-	105,690	105,690	-	2,905	2,905
Total Retail-Drug Store						2,905
Schools - 1.5%
Apollo Group, Cl A*	18,130	-	18,130	1,420	-	1,420
Strayer Education	5,350	-	5,350	962	-	962
Total Schools						2,382
Semiconductor Components-Integrated Circuits - 2.1%
Marvell Technology Group*	265,200	-	265,200	2,429	-	2,429
Maxim Integrated Products	-	60,506	60,506	-	799	799
Total Semiconductor Components-Integrated Circuits						3,228
Semiconductor Equipment - 0.6%
ASML Holding	27,200	-	27,200	476	-	476
Varian Semiconductor Equipment Associates*	21,100	-	21,100	457	-	457
Total Semiconductor Equipment						933
Software Tools - 0.3%
VMware, Cl A*	18,700	-	18,700	442	-	442
Total Software Tools						442
Telephone-Integrated - 1.2%
Verizon Communications	62,400	-	62,400	1,884	-	1,884
Total Telephone-Integrated						1,884
Transport-Services - 0.6%
FedEx	-	22,700	22,700	$-	$1,010	$1,010
Total Transport-Services						1,010
Vitamins & Nutrition Products - 0.7%
Mead Johnson Nutrition, Cl A*	39,340	-	39,340	1,136	-	1,136
Total Vitamins & Nutrition Products						1,136
Web Hosting/Design - 0.6%
Equinix*	17,076	-	17,076	959	-	959
Total Web Hosting/Design						959
Web Portals/ISP - 3.5%
Google, Cl A*	6,820	5,340	12,160	2,374	1,859	4,233
Netease.com ADR*	47,700	-	47,700	1,281	-	1,281
Total Web Portals/ISP						5,514
Wireless Equipment - 8.6%
American Tower, Cl A*	81,790	-	81,790	2,489	-	2,489
Crown Castle International*	21,650	-	21,650	442	-	442
InterDigital*	71,070	-	71,070	1,835	-	1,835
Nokia ADR	-	199,960	199,960	-	2,333	2,333
Qualcomm	125,920	-	125,920	4,900	-	4,900
SBA Communications, Cl A*	55,310	-	55,310	1,289	-	1,289
Total Wireless Equipment				10,955	2,333	13,288
Total Common Stock (Cost $140,134)				90,461	58,254	148,715
Money Market Fund - 5.1%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	5,016,955	2,896,059	7,913,013	5,017	2,896	7,913
Total Money Market Fund (Cost $7,913)				5,017	2,896	7,913
Total Investments - 100.8% (Cost $148,047)				95,478	61,150	156,628
Other Assets and Liabilities, Net - (0.8)%				(1,142)	(146)	(1,288)
Total Net Assets - 100.0%				$94,336	$61,004	$155,340

* Non-income producing security.
(A) - The rate reported represents the 7-day effective yield as of March 31, 2009
ADR - American Depository Receipt
Cl - Class
ISP - Internet Service Provider

Amounts designated as "-" are either $0 or have been rounded to $0
Cost figures are shown with "000's" omitted.

Other information:

The Funds utilize various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing each Fund’s net assets were as follows:

Old Mutual
Columbus Circle
	Technology and		Pro Forma
	Communications	Old Mutual	Old Mutual
	Fund	Focused Fund	Focused Fund
Valuation Inputs	Investments (000)	Investments (000)	Investments (000)
Level 1 – quoted prices	$95,478	$61,150	$156,628
Level 2 – other significant observable inputs	-	-	-
Level 3 – significant unobservable inputs	-	-	-
Total	$95,478	$61,150	$156,628

The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Statement of Assets & Liabilities (000, excluding shares)
As of March 31, 2009 (Unaudited)

	Old Mutual Columbus Circle Technology and Communications Fund	Old Mutual Focused Fund	Pro Forma Adjustments		Pro Forma Old Mutual Focused Fund
Assets:
Investment Securities, at cost	$85,662	$62,385			$148,047
Investment Securities, at value	$95,478	$61,150			$156,628
Receivable for Capital Shares Sold	22	85			107
Receivable for Investment Securities Sold	892	426			1,318
Receivable for Dividends and Interest	10	99			109
Receivable from Investment Adviser	-	15	(15)	(2)	-
Other Assets	1	1			2
Total Assets	96,403	61,776	(15)		158,164
Liabilities:
Payable for Management Fees	72	37			109
Payable to Investment Adviser	193	-	(165)	(2)	28
Payable for Capital Shares Redeemed	72	60			132
Payable for Investment Securities Purchased	1,511	580			2,091
Payable for Trustees' Fees	2	1			3
Payable for Distribution and Service Fees	-	1			1
Accrued Expenses	217	93	150	(2)	460
Total Liabilities	2,067	772	(15)		2,824
Net Assets	$94,336	$61,004	$-		$155,340
Net Assets:
Paid-in Capital†	$2,485,848	$170,014			$2,655,862
Undistributed Net Investment Income	1,624	258			1,882
Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts, Written Options and Secuities Sold Short	(2,402,952)	(108,033)			(2,510,985)
Net Unrealized Appreciation or (Depreciation) on Investments, Securities Sold Short and Futures Contracts	9,816	(1,235)			8,581
Net Assets	94,336	61,004			155,340
Net Assets - Class Z	$87,360	$42,976			$130,336
Net Assets - Class A	1,026	1,950			2,976
Net Assets - Class C	763	627			1,390
Net Assets - Institutional Class	5,187	15,451			20,638
Outstanding Shares of Beneficial Interest - Class Z	8,756,222	2,947,167	(2,764,488)	(1)	8,938,901
Outstanding Shares of Beneficial Interest - Class A	104,452	135,008	(33,380)	(1)	206,080
Outstanding Shares of Beneficial Interest - Class C	80,806	45,076	(26,009)	(1)	99,873
Outstanding Shares of Beneficial Interest - Institutional Class	518,072	1,056,548	(163,275)	(1)	1,411,345
Net Asset Value, Offering and Redemption Price Per Share - Class Z*	$9.98	$14.58			$14.58
Net Asset Value and Redemption Price Per Share - Class A*	$9.83	$14.44			$14.44
Maximum Offering Price Per Share Class A**	$10.43	$15.32			$15.32
Net Asset Value, Offering and Redemption Price Per Share - Class C††*	$9.44	$13.92			$13.92
Net Asset Value, Offering and Redemption Price Per Share - Institutional Class*	$10.01	$14.62			$14.62

† Par Value of $0.001, unlimited authorization
†† Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
* Net assets divided by shares may not calculate to the stated NAV because the amounts are shown rounded
** Maximum Offering Price Per Share is equal to Net Asset Value/94.25%
(1) Reflects increase in shares outstanding (calculation equals Class Net Assets/Net Asset Value per share).
(2) Reflects increase in Accrued Expenses and Receivable from the Investment Adviser for reorganization related costs to be incurred by each Fund, subject to applicable expense limitations (See Note 6) and to net the affiliated receivable and payable.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Statement of Operations (000)
For the Year Ended March 31, 2009 (Unaudited)

	Old Mutual Columbus Circle Technology and Communications Fund		Old Mutual Focused Fund	Pro Forma Adjustments		Pro Forma Old Mutual Focused Fund
Investment Income:
Dividends	$795		$1,898			$2,693
Settlement Income	2,651	(1)	-			2,651
Other Income	1		-			1
Less: Foreign Taxes Withheld	(31)		(3)			(34)
Total Investment Income	3,416		1,895			5,311
Expenses:
Management Fees	1,168		589	(245)	(4)	1,512
Distribution and Service fees:
Class A	4		6			10
Class C	16		5			21
Professional Fees	(1)		48			47
Registration and SEC Fees	109		142	(126)	(2)	125
Custodian Fees	16		6	(8)	(2)	14
Printing Fees	79		105	(16)	(2)	168
Trustees' Fees	11		5			16
Transfer Agent Fees	916		189			1,105
Other Expenses	25		16	(3)	(2)	38
Total Expenses	2,343		1,111	(398)		3,056
Less:
Net (Waiver) Recoupment of Management Fees	(551)		(304)	(288)	(3)	(1,143)
Net Expenses	1,792		807	(686)		1,913
Net Investment Income	1,624		1,088	686		3,398
Net Realized Loss from Security Transactions	(34,024)		(33,358)			(67,382)
Net Realized Loss on Written Option Contracts	(469)		-			(469)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(10,634)		446			(10,188)
Net Change in Unrealized Depreciation on Written Option Contracts	(24)		-			(24)
Net Realized and Unrealized Loss on Investments	(45,151)		(32,912)			(78,063)
Increase (Decrease) in Net Assets Resulting from Operations	$(43,527)		$(31,824)	$686		$(74,665)

(1) During the year ended March 31, 2009, the Fund received a one-time distribution of settlement funds from the Pilgrim, Baxter & Associates, Ltd. fair fund.
(2) Reflects adjustment in expenses due to elimination of duplicative services.
(3) Reflects adjustment in waiver of management fees due to the reduction in total expenses and expense limitations.
(4) Management Fees have been adjusted to reflect the estimated expense upon reorganization (utilizing the Focused Fund fee schedule and the combined entity's average net assets for the year ended March 31, 2009).

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Schedule of Investments
As of March 31, 2009 (Unaudited)

Description	Shares			Value (000)
	Old Mutual Growth Fund	Old Mutual Focused Fund	Pro Forma Old Mutual Focused Fund	Old Mutual Growth Fund	Old Mutual Focused Fund	Pro Forma Old Mutual Focused Fund
Common Stock - 96.2%
Agricultural Chemicals - 0.3%
CF Industries Holdings	13,240	-	13,240	$942	$-	$942
Total Agricultural Chemicals						942
Airlines - 0.2%
Continental Airlines, Cl B*	93,430	-	93,430	823	-	823
Total Airlines						823
Apparel Manufacturers - 0.5%
Coach*	58,880	-	58,880	983	-	983
Gildan Activewear*	100,325	-	100,325	813	-	813
Total Apparel Manufacturers						1,796
Applications Software - 1.9%
Check Point Software Technologies*	124,030	-	124,030	2,755	-	2,755
Microsoft	-	145,862	145,862	-	2,679	2,679
Salesforce.com*	26,930	-	26,930	881	-	881
Total Applications Software						6,315
Auction House/Art Dealer - 0.6%
Ritchie Bros Auctioneers	117,525	-	117,525	2,185	-	2,185
Total Auction House/Art Dealer						2,185
Beverages-Non-Alcoholic - 1.8%
Coca-Cola	-	58,420	58,420	-	2,568	2,568
Hansen Natural*	35,630	-	35,630	1,283	-	1,283
PepsiCo	-	44,420	44,420	-	2,287	2,287
Total Beverages-Non-Alcoholic						6,138
Beverages-Wine/Spirits - 0.4%
Brown-Forman, Cl B	22,850	-	22,850	887	-	887
Central European Distribution*	49,825	-	49,825	536	-	536
Total Beverages-Wine/Spirits						1,423
Broadcast Services/Programming - 0.4%
Discovery Communications, Cl A*	47,362	-	47,362	759	-	759
Discovery Communications, Cl C*	50,412	-	50,412	739	-	739
Total Broadcast Services/Programming						1,498
Building Products-Cement/Aggregate - 0.3%
Martin Marietta Materials	12,580	-	12,580	998	-	998
Total Building Products-Cement/Aggregate						998
Building-Residential/Commercial - 0.9%
Pulte Homes	166,940	-	166,940	1,825	-	1,825
Toll Brothers*	67,030	-	67,030	1,217	-	1,217
Total Building-Residential/Commercial						3,042
Cable/Satellite TV - 1.0%
Cablevision Systems, Cl A	32,650	-	32,650	423	-	423
Comcast, Special Cl A	-	240,103	240,103	-	3,090	3,090
Total Cable/Satellite TV						3,513
Casino Hotels - 0.3%
Wynn Resorts*	56,200	-	56,200	1,122	-	1,122
Total Casino Hotels						1,122
Cellular Telecommunication - 0.8%
MetroPCS Communications*	106,910	-	106,910	1,826	-	1,826
NII Holdings*	54,025	-	54,025	810	-	810
Total Cellular Telecommunication						2,636
Chemicals-Diversified - 0.8%
FMC	63,500	-	63,500	2,739	-	2,739
Total Chemicals-Diversified						2,739
Chemicals-Specialty - 0.4%
Ecolab	35,280	-	35,280	1,225	-	1,225
Total Chemicals-Specialty						1,225
Coal - 0.5%
Consol Energy	66,710	-	66,710	1,684	-	1,684
Total Coal						1,684
Commercial Banks Non-US - 0.2%
HDFC Bank ADR	12,350	-	12,350	753	-	753
Total Commercial Banks Non-US						753
Commercial Banks-Eastern US - 0.3%
Signature Bank*	38,825	-	38,825	1,096	-	1,096
Total Commercial Banks-Eastern US						1,096
Commercial Services - 0.5%
Quanta Services*	70,720	-	70,720	1,517	-	1,517
Total Commercial Services						1,517
Commercial Services-Finance - 1.1%
Equifax	36,050	-	36,050	881	-	881
Morningstar*	28,375	-	28,375	969	-	969
Paychex	69,650	-	69,650	1,788	-	1,788
Total Commercial Services-Finance						3,638
Computer Services - 1.4%
Cognizant Technology Solutions, Cl A*	120,477	-	120,477	2,505	-	2,505
IHS, Cl A*	54,175	-	54,175	2,231	-	2,231
Total Computer Services						4,736
Computer Software - 0.3%
Omniture*	77,290	-	77,290	1,019	-	1,019
Total Computer Software						1,019
Computers - 0.8%
Apple*	-	13,490	13,490	$-	$1,418	$1,418
Dell*	-	132,170	132,170	-	1,253	1,253
Total Computers						2,671
Computers-Integrated Systems - 0.4%
Micros Systems*	71,925	-	71,925	1,349	-	1,349
Total Computers-Integrated Systems						1,349
Computers-Memory Devices - 0.5%
NetApp*	102,280	-	102,280	1,518	-	1,518
Total Computers-Memory Devices						1,518
Consumer Products-Miscellaneous - 1.3%
Clorox	21,180	-	21,180	1,090	-	1,090
Kimberly-Clark	-	50,200	50,200	-	2,315	2,315
Tupperware Brands	64,500	-	64,500	1,096	-	1,096
Total Consumer Products-Miscellaneous						4,501
Cosmetics & Toiletries - 0.4%
Alberto-Culver	63,020	-	63,020	1,425	-	1,425
Total Cosmetics & Toiletries						1,425
Data Processing/Management - 0.5%
Fiserv*	48,625	-	48,625	1,773	-	1,773
Total Data Processing/Management						1,773
Diagnostic Equipment - 0.2%
Cepheid*	74,300	-	74,300	513	-	513
Total Diagnostic Equipment						513
Dialysis Centers - 0.9%
DaVita*	67,290	-	67,290	2,957	-	2,957
Total Dialysis Centers						2,957
Distribution/Wholesale - 1.5%
Fastenal	28,310	-	28,310	910	-	910
Genuine Parts	45,925	-	45,925	1,371	-	1,371
LKQ*	202,075	-	202,075	2,884	-	2,884
Total Distribution/Wholesale						5,165
Diversified Banking Institution - 0.4%
JPMorgan Chase	-	45,420	45,420	-	1,207	1,207
Total Diversified Banking Institution						1,207
Diversified Financial Services - 0.6%
IntercontinentalExchange*	27,080	-	27,080	2,017	-	2,017
Total Diversified Financial Services						2,017
Diversified Manufacturing Operations - 0.7%
Eaton	4,675	-	4,675	172	-	172
ESCO Technologies*	24,250	-	24,250	939	-	939
Parker Hannifin	39,040	-	39,040	1,327	-	1,327
Total Diversified Manufacturing Operations						2,438
E-Commerce/Services - 0.3%
priceline.com*	12,700	-	12,700	1,001	-	1,001
Total E-Commerce/Services						1,001
Electric Products-Miscellaneous - 0.2%
Ametek	20,050	-	20,050	627	-	627
Total Electric Products-Miscellaneous						627
Electric-Integrated - 2.9%
Northeast Utilities	133,600	-	133,600	2,884	-	2,884
NorthWestern	102,000	-	102,000	2,191	-	2,191
Portland General Electric	48,600	-	48,600	855	-	855
PPL	62,500	-	62,500	1,794	-	1,794
Wisconsin Energy	46,850	-	46,850	1,929	-	1,929
Total Electric-Integrated						9,653
Electric-Transmission - 0.7%
ITC Holdings	55,575	-	55,575	2,424	-	2,424
Total Electric-Transmission						2,424
Electronic Components-Semiconductors - 3.0%
Altera	113,440	-	113,440	1,991	-	1,991
Broadcom, Cl A*	118,080	-	118,080	2,359	-	2,359
Cree*	70,975	-	70,975	1,670	-	1,670
Intel	-	55,470	55,470	-	835	835
Microchip Technology	87,700	-	87,700	1,858	-	1,858
PMC - Sierra*	204,540	-	204,540	1,305	-	1,305
Total Electronic Components-Semiconductors						10,018
Electronic Forms - 0.5%
Adobe Systems*	77,200	-	77,200	1,651	-	1,651
Total Electronic Forms						1,651
Electronic Measuring Instruments - 0.5%
Itron*	39,050	-	39,050	1,849	-	1,849
Total Electronic Measuring Instruments						1,849
Electronics-Military - 0.6%
L-3 Communications Holdings	30,225	-	30,225	2,049	-	2,049
Total Electronics-Military						2,049
Energy-Alternate Sources - 0.4%
Covanta Holding*	43,080	-	43,080	564	-	564
First Solar*	4,950	-	4,950	657	-	657
Total Energy-Alternate Sources						1,221
Engineering/R&D Services - 0.9%
Jacobs Engineering Group*	33,560	-	33,560	1,297	-	1,297
URS*	43,625	-	43,625	1,763	-	1,763
Total Engineering/R&D Services						3,060
Engines-Internal Combustion - 0.4%
Cummins	49,520	-	49,520	1,260	-	1,260
Total Engines-Internal Combustion						1,260
Enterprise Software/Services - 0.8%
BMC Software*	23,510	-	23,510	$776	$-	$776
Sybase*	63,500	-	63,500	1,923	-	1,923
Total Enterprise Software/Services						2,699
Entertainment Software - 0.4%
Activision Blizzard*	132,780	-	132,780	1,389	-	1,389
Total Entertainment Software						1,389
Fiduciary Banks - 0.7%
Northern Trust	40,570	-	40,570	2,427	-	2,427
Total Fiduciary Banks						2,427
Finance-Investment Banker/Broker - 0.8%
TD Ameritrade Holding*	194,040	-	194,040	2,680	-	2,680
Total Finance-Investment Banker/Broker						2,680
Food-Baking - 0.6%
Flowers Foods	86,200	-	86,200	2,024	-	2,024
Total Food-Baking						2,024
Food-Confectionery - 0.4%
JM Smucker	38,325	-	38,325	1,428	-	1,428
Total Food-Confectionery						1,428
Food-Retail - 1.4%
Safeway	-	148,530	148,530	-	2,999	2,999
Whole Foods Market	101,170	-	101,170	1,700	-	1,700
Total Food-Retail						4,699
Footwear & Related Apparel - 0.5%
Deckers Outdoor*	28,770	-	28,770	1,526	-	1,526
Total Footwear & Related Apparel						1,526
Hazardous Waste Disposal - 1.2%
Stericycle*	84,600	-	84,600	4,038	-	4,038
Total Hazardous Waste Disposal						4,038
Hotels & Motels - 0.4%
Starwood Hotels & Resorts Worldwide	93,030	-	93,030	1,182	-	1,182
Total Hotels & Motels						1,182
Human Resources - 0.3%
Robert Half International	62,180	-	62,180	1,109	-	1,109
Total Human Resources						1,109
Independent Power Producer - 0.7%
NRG Energy*	-	128,690	128,690	-	2,265	2,265
Total Independent Power Producer						2,265
Industrial Gases - 1.1%
Airgas	113,560	-	113,560	3,839	-	3,839
Total Industrial Gases						3,839
Insurance Brokers - 0.7%
AON	58,235	-	58,235	2,377	-	2,377
Total Insurance Brokers						2,377
Internet Infrastructure Software - 0.9%
Akamai Technologies*	48,625	-	48,625	943	-	943
F5 Networks*	101,300	-	101,300	2,122	-	2,122
Total Internet Infrastructure Software						3,065
Internet Security - 1.9%
McAfee*	162,175	-	162,175	5,433	-	5,433
VeriSign*	41,770	-	41,770	788	-	788
Total Internet Security						6,221
Investment Management/Advisory Services - 1.7%
Blackrock	16,950	-	16,950	2,204	-	2,204
Eaton Vance	68,150	-	68,150	1,557	-	1,557
T Rowe Price Group	63,190	-	63,190	1,824	-	1,824
Total Investment Management/Advisory Services						5,585
Leisure & Recreational Products - 0.4%
WMS Industries*	63,140	-	63,140	1,320	-	1,320
Total Leisure & Recreational Products						1,320
Machine Tools & Related Products - 0.3%
Lincoln Electric Holdings	29,075	-	29,075	921	-	921
Total Machine Tools & Related Products						921
Machinery-Farm - 0.1%
AGCO*	23,550	-	23,550	462	-	462
Total Machinery-Farm						462
Machinery-Pumps - 0.5%
Flowserve	30,500	-	30,500	1,712	-	1,712
Total Machinery-Pumps						1,712
Medical Instruments - 1.7%
Intuitive Surgical*	4,910	-	4,910	468	-	468
Medtronic	-	95,960	95,960	-	2,828	2,828
St. Jude Medical*	52,830	-	52,830	1,919	-	1,919
Techne	9,000	-	9,000	492	-	492
Total Medical Instruments						5,707
Medical Labs & Testing Services - 0.5%
Laboratory Corp of America Holdings*	29,900	-	29,900	1,749	-	1,749
Total Medical Labs & Testing Services						1,749
Medical Products - 2.1%
Haemonetics*	39,725	-	39,725	2,188	-	2,188
West Pharmaceutical Services	65,050	-	65,050	2,134	-	2,134
Zimmer Holdings*	-	75,510	75,510	-	2,756	2,756
Total Medical Products						7,078
Medical-Biomedical/Genetic - 1.9%
Alexion Pharmaceuticals*	44,200	-	44,200	1,665	-	1,665
Illumina*	53,340	-	53,340	1,986	-	1,986
Myriad Genetics*	36,400	-	36,400	1,655	-	1,655
United Therapeutics*	16,450	-	16,450	1,087	-	1,087
Total Medical-Biomedical/Genetic						6,393
Medical-Drugs - 1.4%
Allergan	44,450	-	44,450	$2,123	$-	$2,123
Wyeth	-	63,480	63,480	-	2,732	2,732
Total Medical-Drugs						4,855
Medical-HMO - 0.2%
Aetna	24,310	-	24,310	591	-	591
Total Medical-HMO						591
Medical-Wholesale Drug Distributors - 0.3%
AmerisourceBergen	29,710	-	29,710	970	-	970
Total Medical-Wholesale Drug Distributors						970
Metal Processors & Fabricators - 0.6%
Kaydon	21,675	-	21,675	592	-	592
Precision Castparts	22,740	-	22,740	1,362	-	1,362
Total Metal Processors & Fabricators						1,954
Metal-Aluminum - 0.5%
Alcoa	86,620	139,042	225,662	636	1,021	1,657
Total Metal-Aluminum						1,657
Multi-line Insurance - 0.6%
MetLife	-	81,430	81,430	-	1,854	1,854
Total Multi-line Insurance						1,854
Multimedia - 0.9%
Factset Research Systems	41,125	-	41,125	2,056	-	2,056
Walt Disney	-	54,670	54,670	-	993	993
Total Multimedia						3,049
Networking Products - 1.3%
Atheros Communications*	69,500	-	69,500	1,019	-	1,019
Cisco Systems*	-	107,210	107,210	-	1,798	1,798
Juniper Networks*	100,730	-	100,730	1,517	-	1,517
Total Networking Products						4,334
Office Furnishings-Original - 0.0%
Interface, Cl A	12,400	-	12,400	37	-	37
Total Office Furnishings-Original						37
Oil & Gas Drilling - 0.2%
Atlas America	73,737	-	73,737	645	-	645
Total Oil & Gas Drilling						645
Oil Companies-Exploration & Production - 3.2%
Arena Resources*	32,825	-	32,825	836	-	836
Denbury Resources*	50,650	-	50,650	753	-	753
EQT	90,900	-	90,900	2,848	-	2,848
PetroHawk Energy*	66,010	-	66,010	1,269	-	1,269
Questar	32,690	-	32,690	962	-	962
Range Resources	41,760	-	41,760	1,719	-	1,719
Southwestern Energy*	79,365	-	79,365	2,356	-	2,356
Total Oil Companies-Exploration & Production						10,743
Oil Companies-Integrated - 0.9%
BP ADR	-	71,680	71,680	-	2,874	2,874
Total Oil Companies-Integrated						2,874
Oil Field Machinery & Equipment - 0.8%
Cameron International*	64,000	-	64,000	1,404	-	1,404
Dresser-Rand Group*	55,060	-	55,060	1,217	-	1,217
Total Oil Field Machinery & Equipment						2,621
Oil-Field Services - 2.4%
Core Laboratories	28,950	-	28,950	2,118	-	2,118
Halliburton	-	111,610	111,610	-	1,727	1,727
Oceaneering International*	42,750	-	42,750	1,576	-	1,576
Oil States International*	43,900	-	43,900	589	-	589
Weatherford International*	189,250	-	189,250	2,095	-	2,095
Total Oil-Field Services						8,105
Patient Monitoring Equipment - 0.1%
Masimo*	16,200	-	16,200	470	-	470
Total Patient Monitoring Equipment						470
Pharmacy Services - 1.1%
Express Scripts*	66,335	-	66,335	3,063	-	3,063
Omnicare	25,640	-	25,640	628	-	628
Total Pharmacy Services						3,691
Physical Therapy/Rehabilitation Centers - 0.2%
Psychiatric Solutions*	51,200	-	51,200	805	-	805
Total Physical Therapy/Rehabilitation Centers						805
Pipelines - 1.0%
El Paso	-	405,935	405,935	-	2,537	2,537
Enbridge	30,200	-	30,200	870	-	870
Total Pipelines						3,407
Printing-Commercial - 0.2%
VistaPrint*	30,140	-	30,140	829	-	829
Total Printing-Commercial						829
Private Corrections - 0.5%
Corrections Corp of America*	132,925	-	132,925	1,703	-	1,703
Total Private Corrections						1,703
Property/Casualty Insurance - 0.7%
ProAssurance*	53,325	-	53,325	2,486	-	2,486
Total Property/Casualty Insurance						2,486
Quarrying - 0.1%
Compass Minerals International	5,725	-	5,725	323	-	323
Total Quarrying						323
Racetracks - 0.0%
Penn National Gaming*	3,500	-	3,500	85	-	85
Total Racetracks						85
Reinsurance - 1.5%
Axis Capital Holdings	97,700	-	97,700	$2,202	$-	$2,202
Berkshire Hathaway, Cl B*	-	950	950	-	2,679	2,679
Total Reinsurance						4,881
REITs-Apartments - 0.4%
Essex Property Trust	23,000	-	23,000	1,319	-	1,319
Total REITs-Apartments						1,319
REITs-Diversified - 0.9%
Digital Realty Trust	91,655	-	91,655	3,041	-	3,041
Total REITs-Diversified						3,041
REITs-Mortgage - 0.9%
Annaly Capital Management	230,225	-	230,225	3,193	-	3,193
Total REITs-Mortgage						3,193
REITs-Office Property - 0.7%
Alexandria Real Estate Equities	26,525	-	26,525	966	-	966
Corporate Office Properties Trust	49,650	-	49,650	1,233	-	1,233
Total REITs-Office Property						2,199
Rental Auto/Equipment - 0.5%
Aaron Rents	59,025	-	59,025	1,574	-	1,574
Total Rental Auto/Equipment						1,574
Respiratory Products - 0.6%
ResMed*	57,925	-	57,925	2,047	-	2,047
Total Respiratory Products						2,047
Retail-Apparel/Shoe - 1.7%
Guess?	138,995	-	138,995	2,930	-	2,930
Nordstrom	60,890	-	60,890	1,020	-	1,020
Urban Outfitters*	105,220	-	105,220	1,722	-	1,722
Total Retail-Apparel/Shoe						5,672
Retail-Auto Parts - 1.0%
O'Reilly Automotive*	92,225	-	92,225	3,229	-	3,229
Total Retail-Auto Parts						3,229
Retail-Computer Equipment - 1.1%
GameStop, Cl A*	132,460	-	132,460	3,712	-	3,712
Total Retail-Computer Equipment						3,712
Retail-Consumer Electronics - 0.5%
Best Buy	41,890	-	41,890	1,590	-	1,590
Total Retail-Consumer Electronics						1,590
Retail-Discount - 0.8%
Costco Wholesale	-	56,850	56,850	-	2,633	2,633
Total Retail-Discount						2,633
Retail-Drug Store - 0.9%
CVS Caremark	-	105,690	105,690	-	2,905	2,905
Total Retail-Drug Store						2,905
Retail-Regional Department Store - 0.9%
Kohl's*	69,050	-	69,050	2,922	-	2,922
Total Retail-Regional Department Store						2,922
Retail-Restaurants - 1.8%
Burger King Holdings	76,650	-	76,650	1,759	-	1,759
Darden Restaurants	62,990	-	62,990	2,158	-	2,158
Yum! Brands	75,880	-	75,880	2,085	-	2,085
Total Retail-Restaurants						6,002
Schools - 0.7%
ITT Educational Services*	8,050	-	8,050	977	-	977
New Oriental Education & Technology Group ADR*	26,225	-	26,225	1,318	-	1,318
Total Schools						2,295
Semiconductor Components-Integrated Circuits - 0.2%
Maxim Integrated Products	-	60,506	60,506	-	799	799
Total Semiconductor Components-Integrated Circuits						799
Semiconductor Equipment - 1.6%
ASML Holding	38,250	-	38,250	670	-	670
Kla-Tencor	76,910	-	76,910	1,538	-	1,538
Lam Research*	69,780	-	69,780	1,589	-	1,589
Varian Semiconductor Equipment Associates*	80,445	-	80,445	1,742	-	1,742
Total Semiconductor Equipment						5,539
Soap & Cleaning Preparation - 0.5%
Church & Dwight	33,300	-	33,300	1,739	-	1,739
Total Soap & Cleaning Preparation						1,739
Steel Pipe & Tube - 0.4%
Valmont Industries	24,200	-	24,200	1,215	-	1,215
Total Steel Pipe & Tube						1,215
Steel-Producers - 0.6%
Nucor	20,220	-	20,220	772	-	772
Steel Dynamics	146,470	-	146,470	1,290	-	1,290
Total Steel-Producers						2,062
Superconductor Production & Systems - 0.5%
American Superconductor*	86,900	-	86,900	1,504	-	1,504
Total Superconductor Production & Systems						1,504
Therapeutics - 0.5%
BioMarin Pharmaceuticals*	128,825	-	128,825	1,591	-	1,591
Total Therapeutics						1,591
Tools-Hand Held - 0.2%
Snap-On	24,025	-	24,025	603	-	603
Total Tools-Hand Held						603
Transactional Software - 0.6%
Solera Holdings*	87,125	-	87,125	2,159	-	2,159
Total Transactional Software						2,159
Transport-Rail - 0.1%
Kansas City Southern*	37,125	-	37,125	472	-	472
Total Transport-Rail						472
Transport-Services - 0.8%
CH Robinson Worldwide	35,730	-	35,730	$1,630	$-	$1,630
FedEx	-	22,700	22,700	-	1,010	1,010
Total Transport-Services						2,640
Web Portals/ISP - 0.6%
Google, Cl A*	-	5,340	5,340	-	1,859	1,859
Total Web Portals/ISP						1,859
Wireless Equipment - 1.8%
American Tower, Cl A*	121,760	-	121,760	3,705	-	3,705
Nokia ADR	-	199,960	199,960	-	2,333	2,333
Total Wireless Equipment						6,038
X-Ray Equipment - 0.2%
Hologic*	58,419	-	58,419	765	-	765
Total X-Ray Equipment						765
Total Common Stock (Cost $370,929)				265,113	58,254	323,367
Investment Company - 2.1%
Growth-Mid Cap - 2.1%
Midcap SPDR Trust, Series 1	77,925	-	77,925	6,908	-	6,908
Total Growth-Mid Cap						6,908
Total Investment Company (Cost $6,586)				6,908		6,908
Money Market Fund - 2.3%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	4,927,774	2,896,059	7,823,833	4,928	2,896	7,824
Total Money Market Fund (Cost $7,824)				4,928	2,896	7,824
Total Investments - 100.6% (Cost $385,339)				276,949	61,150	338,099
Other Assets and Liabilities, Net - (0.6)%				(1,754)	(146)	(1,900)
Total Net Assets - 100.0%				$275,195	$61,004	$336,199

* Non-income producing security.
(A) - The rate reported represents the 7-day effective yield as of March 31, 2009

ADR - American Depository Receipt
Cl - Class
HMO - Health Maintenance Organization
ISP - Internet Service Provider
R&D - Research and Development
REITs - Real Estate Investment Trusts

Amounts designated as "-" are either $0 or have been rounded to $0
Cost figures are shown with "000's" omitted.

Other information:

The Funds utilize various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing each Fund’s net assets were as follows:

Pro Forma
	Old Mutual	Old Mutual	Old Mutual
	Growth Fund	Focused Fund	Focused Fund
Valuation Inputs	Investments (000)	Investments (000)	Investments (000)
Level 1 – quoted prices	$276,949	$61,150	$338,099
Level 2 – other significant observable inputs	-	-	-
Level 3 – significant unobservable inputs	-	-	-
Total	$276,949	$61,150	$338,099

The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Statement of Assets & Liabilities (000, excluding shares)
As of March 31, 2009 (Unaudited)

	Old Mutual Growth Fund	Old Mutual Focused Fund	Pro Forma Adjustments		Pro Forma Old Mutual Focused Fund
Assets:
Investment Securities, at cost	$322,954	$62,385			$385,339
Investment Securities, at value	$276,949	$61,150			$338,099
Receivable for Capital Shares Sold	49	85			134
Receivable for Investment Securities Sold	199	426			625
Receivable for Dividends and Interest	402	99			501
Receivable from Investment Adviser	-	15	(15)	(2)	-
Other Assets	4	1			5
Total Assets	277,603	61,776	(15)		339,364
Liabilities:
Payable for Management Fees	182	37			219
Payable to Investment Adviser	466	-	(228)	(2)	238
Payable for Capital Shares Redeemed	124	60			184
Payable for Investment Securities Purchased	1,132	580			1,712
Payable for Trustees' Fees	8	1			9
Payable for Distribution and Service Fees	-	1			1
Accrued Expenses	496	93	213	(2)	802
Total Liabilities	2,408	772	(15)		3,165
Net Assets	$275,195	$61,004	$-		$336,199
Net Assets:
Paid-in Capital†	$1,529,177	$170,014			$1,699,191
Undistributed Net Investment Income	24,045	258			24,303
Accumulated Net Realized Gain (Loss) on Investments	(1,232,022)	(108,033)			(1,340,055)
Net Unrealized Appreciation or (Depreciation) on Investments	(46,005)	(1,235)			(47,240)
Net Assets	275,195	61,004			336,199
Net Assets - Class Z	$263,873	$42,976			$306,849
Net Assets - Class A	232	1,950			2,182
Net Assets - Class C	1,221	627			1,848
Net Assets - Institutional Class	9,869	15,451			25,320
Outstanding Shares of Beneficial Interest - Class Z	16,579,022	2,947,167	1,519,285	(1)	21,045,474
Outstanding Shares of Beneficial Interest - Class A	14,789	135,008	1,288	(1)	151,085
Outstanding Shares of Beneficial Interest - Class C	81,101	45,076	6,617	(1)	132,794
Outstanding Shares of Beneficial Interest - Institutional Class	622,592	1,056,548	52,417	(1)	1,731,557
Net Asset Value, Offering and Redemption Price Per Share - Class Z*	$15.92	$14.58			$14.58
Net Asset Value and Redemption Price Per Share - Class A*	$15.70	$14.44			$14.44
Maximum Offering Price Per Share Class A**	$16.66	$15.32			$15.32
Net Asset Value, Offering and Redemption Price Per Share - Class C††*	$15.06	$13.92			$13.92
Net Asset Value, Offering and Redemption Price Per Share - Institutional Class*	$15.85	$14.62			$14.62

† Par Value of $0.001, unlimited authorization
†† Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
* Net assets divided by shares may not calculate to the stated NAV because the amounts are shown rounded
** Maximum Offering Price Per Share is equal to Net Asset Value/94.25%
(1) Reflects increase in shares outstanding (calculation equals Class Net Assets/Net Asset Value per share).
(2) Reflects increase in Accrued Expenses and Receivable from the Investment Adviser for reorganization related costs to be incurred by each Fund, subject to applicable expense limitations (See Note 6) and to net the affiliated receivable and payable.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Statement of Operations (000)
For the Year Ended March 31, 2009 (Unaudited)

	Old Mutual Growth Fund		Old Mutual Focused Fund	Pro Forma Adjustments		Pro Forma Old Mutual Focused Fund
Investment Income:
Dividends	$3,844		$1,898			$5,742
Settlement Income	24,318	(1)	-			24,318
Less: Foreign Taxes Withheld	(39)		(3)			(42)
Total Investment Income	28,123		1,895			30,018
Expenses:
Management Fees	3,011		589	(306)	(4)	3,294
Distribution and Service fees:
Class A	1		6			7
Class C	18		5			23
Professional Fees	38		48	(19)	(2)	67
Registration and SEC Fees	180		142	(161)	(2)	161
Custodian Fees	51		6	(41)	(2)	16
Printing Fees	239		105	(21)	(2)	323
Trustees' Fees	38		5			43
Transfer Agent Fees	1,610		189			1,799
Other Expenses	48		16	(3)	(2)	61
Total Expenses	5,234		1,111	(551)		5,794
Less:
Net (Waiver) Recoupment of Management Fees	(1,156)		(304)	(80)	(3)	(1,540)
Net Expenses	4,078		807	(631)		4,254
Net Investment Income	24,045		1,088	631		25,764
Net Realized Loss from Security Transactions	(76,313)		(33,358)			(109,671)
Net Realized Gain on Foreign Currency Transactions	1		-			1
Net Change in Unrealized Appreciation (Depreciation) on Investments	(111,647)		446			(111,201)
Net Realized and Unrealized Loss on Investments	(187,959)		(32,912)			(220,871)
Increase (Decrease) in Net Assets Resulting from Operations	$(163,914)		$(31,824)	$631		$(195,107)

(1) During the year ended March 31, 2009, the Fund received a one-time distribution of settlement funds from the Pilgrim, Baxter & Associates, Ltd. fair fund.
(2) Reflects adjustment in expenses due to elimination of duplicative services.
(3) Reflects adjustment in waiver of management fees due to the reduction in total expenses and expense limitations.
(4) Management Fees have been adjusted to reflect the estimated expense upon reorganization (utilizing the Focused Fund fee schedule and the combined entity's average net assets for the year ended March 31, 2009).

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Schedule of Investments
As of March 31, 2009 (Unaudited)

Description	Shares				Value (000)
	Old Mutual Growth Fund	Old Mutual Technology and Communications Fund	Old Mutual Focused Fund	Pro Forma Old Mutual Focused Fund	Old Mutual Growth Fund	Old Mutual Technology and Communications Fund	Old Mutual Focused Fund	Pro Forma Old Mutual Focused Fund
Common Stock - 96.1%
Agricultural Chemicals - 0.4%
CF Industries Holdings	13,240	-	-	13,240	$942	$-	$-	$942
Monsanto	-	11,400	-	11,400	-	947	-	947
Total Agricultural Chemicals								1,889
Airlines - 0.2%
Continental Airlines, Cl B*	93,430	-	-	93,430	823	-	-	823
Total Airlines								823
Apparel Manufacturers - 0.4%
Coach*	58,880	-	-	58,880	983	-	-	983
Gildan Activewear*	100,325	-	-	100,325	813	-	-	813
Total Apparel Manufacturers								1,796
Applications Software - 2.4%
Check Point Software Technologies*	124,030	114,568	-	238,598	2,755	2,545	-	5,300
Citrix Systems*	-	62,000	-	62,000	-	1,404	-	1,404
Microsoft	-	-	145,862	145,862	-	-	2,679	2,679
Salesforce.com*	26,930	-	-	26,930	881	-	-	881
Total Applications Software								10,264
Auction House/Art Dealer - 0.5%
Ritchie Bros Auctioneers	117,525	-	-	117,525	2,185	-	-	2,185
Total Auction House/Art Dealer								2,185
Beverages-Non-Alcoholic - 1.4%
Coca-Cola	-	-	58,420	58,420	-	-	2,568	2,568
Hansen Natural*	35,630	-	-	35,630	1,283	-	-	1,283
PepsiCo	-	-	44,420	44,420	-	-	2,287	2,287
Total Beverages-Non-Alcoholic								6,138
Beverages-Wine/Spirits - 0.3%
Brown-Forman, Cl B	22,850	-	-	22,850	887	-	-	887
Central European Distribution*	49,825	-	-	49,825	536	-	-	536
Total Beverages-Wine/Spirits								1,423
Broadcast Services/Programming - 0.4%
Discovery Communications, Cl A*	47,362	-	-	47,362	759	-	-	759
Discovery Communications, Cl C*	50,412	-	-	50,412	739	-	-	739
Total Broadcast Services/Programming								1,498
Building Products-Cement/Aggregate - 0.2%
Martin Marietta Materials	12,580	-	-	12,580	998	-	-	998
Total Building Products-Cement/Aggregate								998
Building-Residential/Commercial - 0.7%
Pulte Homes	166,940	-	-	166,940	1,825	-	-	1,825
Toll Brothers*	67,030	-	-	67,030	1,217	-	-	1,217
Total Building-Residential/Commercial								3,042
Cable/Satellite TV - 0.8%
Cablevision Systems, Cl A	32,650	-	-	32,650	423	-	-	423
Comcast, Special Cl A	-	-	240,103	240,103	-	-	3,090	3,090
Total Cable/Satellite TV								3,513
Casino Hotels - 0.3%
Wynn Resorts*	56,200	-	-	56,200	1,122	-	-	1,122
Total Casino Hotels								1,122
Cellular Telecommunication - 1.0%
China Mobile ADR	-	33,430	-	33,430	-	1,455	-	1,455
MetroPCS Communications*	106,910	-	-	106,910	1,826	-	-	1,826
NII Holdings*	54,025	-	-	54,025	810	-	-	810
Total Cellular Telecommunication								4,091
Chemicals-Diversified - 0.6%
FMC	63,500	-	-	63,500	2,739	-	-	2,739
Total Chemicals-Diversified								2,739
Chemicals-Specialty - 0.3%
Ecolab	35,280	-	-	35,280	1,225	-	-	1,225
Total Chemicals-Specialty								1,225
Coal - 0.4%
Consol Energy	66,710	-	-	66,710	1,684	-	-	1,684
Total Coal								1,684
Commercial Banks Non-US - 0.2%
HDFC Bank ADR	12,350	-	-	12,350	753	-	-	753
Total Commercial Banks Non-US								753
Commercial Banks-Eastern US - 0.3%
Signature Bank*	38,825	-	-	38,825	1,096	-	-	1,096
Total Commercial Banks-Eastern US								1,096
Commercial Services - 0.4%
Quanta Services*	70,720	-	-	70,720	1,517	-	-	1,517
Total Commercial Services								1,517
Commercial Services-Finance - 0.8%
Equifax	36,050	-	-	36,050	881	-	-	881
Morningstar*	28,375	-	-	28,375	969	-	-	969
Paychex	69,650	-	-	69,650	1,788	-	-	1,788
Total Commercial Services-Finance								3,638
Computer Services - 1.1%
Cognizant Technology Solutions, Cl A*	120,477	-	-	120,477	2,505	-	-	2,505
IHS, Cl A*	54,175	-	-	54,175	2,231	-	-	2,231
Total Computer Services								4,736
Computer Software - 0.2%
Omniture*	77,290	-	-	77,290	1,019	-	-	1,019
Total Computer Software								1,019
Computers - 2.5%
Apple*	-	46,370	13,490	59,860	-	4,874	1,418	6,292
Dell*	-	-	132,170	132,170	-	-	1,253	1,253
International Business Machines	-	18,430	-	18,430	-	1,786	-	1,786
Research In Motion*	-	31,737	-	31,737	-	1,367	-	1,367
Total Computers								10,698
Computers-Integrated Systems - 0.3%
Micros Systems*	71,925	-	-	71,925	1,349	-	-	1,349
Total Computers-Integrated Systems								1,349
Computers-Memory Devices - 0.8%
EMC*	-	80,920	-	80,920	-	922	-	922
NetApp*	102,280	-	-	102,280	1,518	-	-	1,518
STEC*	-	129,300	-	129,300	-	953	-	953
Total Computers-Memory Devices								3,393
Consumer Products-Miscellaneous - 1.0%
Clorox	21,180	-	-	21,180	1,090	-	-	1,090
Kimberly-Clark	-	-	50,200	50,200	-	-	2,315	2,315
Tupperware Brands	64,500	-	-	64,500	1,096	-	-	1,096
Total Consumer Products-Miscellaneous								4,501
Cosmetics & Toiletries - 0.3%
Alberto-Culver	63,020	-	-	63,020	1,425	-	-	1,425
Total Cosmetics & Toiletries								1,425
Data Processing/Management - 0.4%
Fiserv*	48,625	-	-	48,625	1,773	-	-	1,773
Total Data Processing/Management								1,773
Diagnostic Equipment - 0.1%
Cepheid*	74,300	-	-	74,300	$513	$-	$-	$513
Total Diagnostic Equipment								513
Dialysis Centers - 0.7%
DaVita*	67,290	-	-	67,290	2,957	-	-	2,957
Total Dialysis Centers								2,957
Distribution/Wholesale - 1.2%
Fastenal	28,310	-	-	28,310	910	-	-	910
Genuine Parts	45,925	-	-	45,925	1,371	-	-	1,371
LKQ*	202,075	-	-	202,075	2,884	-	-	2,884
Total Distribution/Wholesale								5,165
Diversified Banking Institution - 0.3%
JPMorgan Chase	-	-	45,420	45,420	-	-	1,207	1,207
Total Diversified Banking Institution								1,207
Diversified Financial Services - 0.5%
IntercontinentalExchange*	27,080	-	-	27,080	2,017	-	-	2,017
Total Diversified Financial Services								2,017
Diversified Manufacturing Operations - 0.6%
Eaton	4,675	-	-	4,675	172	-	-	172
ESCO Technologies*	24,250	-	-	24,250	939	-	-	939
Parker Hannifin	39,040	-	-	39,040	1,327	-	-	1,327
Total Diversified Manufacturing Operations								2,438
E-Commerce/Products - 0.3%
Amazon.com*	-	15,370	-	15,370	-	1,129	-	1,129
Total E-Commerce/Products								1,129
E-Commerce/Services - 0.9%
Ctrip.com International ADR	-	41,000	-	41,000	-	1,123	-	1,123
priceline.com*	12,700	20,760	-	33,460	1,001	1,635	-	2,636
Total E-Commerce/Services								3,759
Electric Products-Miscellaneous - 0.1%
Ametek	20,050	-	-	20,050	627	-	-	627
Total Electric Products-Miscellaneous								627
Electric-Integrated - 2.2%
Northeast Utilities	133,600	-	-	133,600	2,884	-	-	2,884
NorthWestern	102,000	-	-	102,000	2,191	-	-	2,191
Portland General Electric	48,600	-	-	48,600	855	-	-	855
PPL	62,500	-	-	62,500	1,794	-	-	1,794
Wisconsin Energy	46,850	-	-	46,850	1,929	-	-	1,929
Total Electric-Integrated								9,653
Electric-Transmission - 0.6%
ITC Holdings	55,575	-	-	55,575	2,424	-	-	2,424
Total Electric-Transmission								2,424
Electronic Components-Semiconductors - 3.9%
Altera	113,440	34,160	-	147,600	1,991	599	-	2,590
Broadcom, Cl A*	118,080	80,380	-	198,460	2,359	1,606	-	3,965
Cree*	70,975	-	-	70,975	1,670	-	-	1,670
Intel	-	-	55,470	55,470	-	-	835	835
MEMC Electronic Materials*	-	28,734	-	28,734	-	474	-	474
Monolithic Power Systems*	-	29,010	-	29,010	-	450	-	450
Microchip Technology	87,700	-	-	87,700	1,858	-	-	1,858
Netlogic Microsystems*	-	70,062	-	70,062	-	1,925	-	1,925
PMC - Sierra*	204,540	-	-	204,540	1,305	-	-	1,305
Xilinx	-	92,920	-	92,920	-	1,780	-	1,780
Total Electronic Components-Semiconductors								16,852
Electronic Connectors - 0.5%
Amphenol, Cl A	-	73,890	-	73,890	-	2,105	-	2,105
Total Electronic Connectors								2,105
Electronic Forms - 0.4%
Adobe Systems*	77,200	-	-	77,200	1,651	-	-	1,651
Total Electronic Forms								1,651
Electronic Measuring Instruments - 0.4%
Itron*	39,050	-	-	39,050	1,849	-	-	1,849
Total Electronic Measuring Instruments								1,849
Electronics-Military - 0.5%
L-3 Communications Holdings	30,225	-	-	30,225	2,049	-	-	2,049
Total Electronics-Military								2,049
Energy-Alternate Sources - 0.5%
Covanta Holding*	43,080	-	-	43,080	564	-	-	564
First Solar*	4,950	5,800	-	10,750	657	770	-	1,427
Total Energy-Alternate Sources								1,991
Engineering/R&D Services - 0.7%
Jacobs Engineering Group*	33,560	-	-	33,560	1,297	-	-	1,297
URS*	43,625	-	-	43,625	1,763	-	-	1,763
Total Engineering/R&D Services								3,060
Engines-Internal Combustion - 0.3%
Cummins	49,520	-	-	49,520	1,260	-	-	1,260
Total Engines-Internal Combustion								1,260
Enterprise Software/Services - 2.4%
BMC Software*	23,510	78,350	-	101,860	776	2,586	-	3,362
CA	-	72,077	-	72,077	-	1,269	-	1,269
Open Text*	-	50,350	-	50,350	-	1,734	-	1,734
Sybase*	63,500	64,900	-	128,400	1,923	1,966	-	3,889
Total Enterprise Software/Services								10,254
Entertainment Software - 0.8%
Activision Blizzard*	132,780	193,200	-	325,980	1,389	2,021	-	3,410
Total Entertainment Software								3,410
Fiduciary Banks - 0.6%
Northern Trust	40,570	-	-	40,570	2,427	-	-	2,427
Total Fiduciary Banks								2,427
Finance-Investment Banker/Broker - 0.6%
TD Ameritrade Holding*	194,040	-	-	194,040	2,680	-	-	2,680
Total Finance-Investment Banker/Broker								2,680
Food-Baking - 0.5%
Flowers Foods	86,200	-	-	86,200	2,024	-	-	2,024
Total Food-Baking								2,024
Food-Confectionery - 0.3%
JM Smucker	38,325	-	-	38,325	1,428	-	-	1,428
Total Food-Confectionery								1,428
Food-Retail - 1.1%
Safeway	-	-	148,530	148,530	-	-	2,999	2,999
Whole Foods Market	101,170	-	-	101,170	1,700	-	-	1,700
Total Food-Retail								4,699
Footwear & Related Apparel - 0.4%
Deckers Outdoor*	28,770	-	-	28,770	1,526	-	-	1,526
Total Footwear & Related Apparel								1,526
Hazardous Waste Disposal - 0.9%
Stericycle*	84,600	-	-	84,600	4,038	-	-	4,038
Total Hazardous Waste Disposal								4,038
Hotels & Motels - 0.3%
Starwood Hotels & Resorts Worldwide	93,030	-	-	93,030	$1,182	$-	$-	$1,182
Total Hotels & Motels								1,182
Human Resources - 0.3%
Robert Half International	62,180	-	-	62,180	1,109	-	-	1,109
Total Human Resources								1,109
Independent Power Producer - 0.5%
NRG Energy*	-	-	128,690	128,690	-	-	2,265	2,265
Total Independent Power Producer								2,265
Industrial Gases - 0.9%
Airgas	113,560	-	-	113,560	3,839	-	-	3,839
Total Industrial Gases								3,839
Instruments-Scientific - 0.5%
Thermo Fisher Scientific*	-	59,420	-	59,420	-	2,120	-	2,120
Total Instruments-Scientific								2,120
Insurance Brokers - 0.6%
AON	58,235	-	-	58,235	2,377	-	-	2,377
Total Insurance Brokers								2,377
Internet Application Software - 0.1%
Cybersource*	-	33,700	-	33,700	-	499	-	499
Total Internet Application Software								499
Internet Content-Information/News - 0.4%
Baidu ADR*	-	10,190	-	10,190	-	1,800	-	1,800
Total Internet Content-Information/News								1,800
Internet Infrastructure Software - 1.0%
Akamai Technologies*	48,625	53,770	-	102,395	943	1,126	-	2,069
F5 Networks*	101,300	-	-	101,300	2,122	-	-	2,122
Total Internet Infrastructure Software								4,191
Internet Security - 2.0%
McAfee*	162,175	72,680	-	234,855	5,433	2,435	-	7,868
VeriSign*	41,770	-	-	41,770	788	-	-	788
Total Internet Security								8,656
Investment Management/Advisory Services - 1.3%
Blackrock	16,950	-	-	16,950	2,204	-	-	2,204
Eaton Vance	68,150	-	-	68,150	1,557	-	-	1,557
T Rowe Price Group	63,190	-	-	63,190	1,824	-	-	1,824
Total Investment Management/Advisory Services								5,585
Leisure & Recreational Products - 0.3%
WMS Industries*	63,140	-	-	63,140	1,320	-	-	1,320
Total Leisure & Recreational Products								1,320
Machine Tools & Related Products - 0.2%
Lincoln Electric Holdings	29,075	-	-	29,075	921	-	-	921
Total Machine Tools & Related Products								921
Machinery-Farm - 0.1%
AGCO*	23,550	-	-	23,550	462	-	-	462
Total Machinery-Farm								462
Machinery-Pumps - 0.4%
Flowserve	30,500	-	-	30,500	1,712	-	-	1,712
Total Machinery-Pumps								1,712
Medical Information Systems - 0.1%
athenahealth*	-	26,010	-	26,010	-	627	-	627
Total Medical Information Systems								627
Medical Instruments - 1.3%
Intuitive Surgical*	4,910	-	-	4,910	468	-	-	468
Medtronic	-	-	95,960	95,960	-	-	2,828	2,828
St. Jude Medical*	52,830	-	-	52,830	1,919	-	-	1,919
Techne	9,000	-	-	9,000	492	-	-	492
Total Medical Instruments								5,707
Medical Labs & Testing Services - 0.4%
Laboratory Corp of America Holdings*	29,900	-	-	29,900	1,749	-	-	1,749
Total Medical Labs & Testing Services								1,749
Medical Products - 1.6%
Haemonetics*	39,725	-	-	39,725	2,188	-	-	2,188
West Pharmaceutical Services	65,050	-	-	65,050	2,134	-	-	2,134
Zimmer Holdings*	-	-	75,510	75,510	-	-	2,756	2,756
Total Medical Products								7,078
Medical-Biomedical/Genetic - 4.2%
Alexion Pharmaceuticals*	44,200	47,400	-	91,600	1,665	1,785	-	3,450
Amgen*	-	17,850	-	17,850	-	884	-	884
Celgene*	-	24,939	-	24,939	-	1,107	-	1,107
Genzyme*	-	65,730	-	65,730	-	3,904	-	3,904
Gilead Sciences*	-	53,540	-	53,540	-	2,480	-	2,480
Illumina*	53,340	24,490	-	77,830	1,986	912	-	2,898
Myriad Genetics*	36,400	16,261	-	52,661	1,655	739	-	2,394
United Therapeutics*	16,450	-	-	16,450	1,087	-	-	1,087
Total Medical-Biomedical/Genetic								18,204
Medical-Drugs - 1.5%
Allergan	44,450	-	-	44,450	2,123	-	-	2,123
Cephalon*	-	20,500	-	20,500	-	1,396	-	1,396
Wyeth	-	-	63,480	63,480	-	-	2,732	2,732
Total Medical-Drugs								6,251
Medical-HMO - 0.1%
Aetna	24,310	-	-	24,310	591	-	-	591
Total Medical-HMO								591
Medical-Wholesale Drug Distributors - 0.2%
AmerisourceBergen	29,710	-	-	29,710	970	-	-	970
Total Medical-Wholesale Drug Distributors								970
Metal Processors & Fabricators - 0.5%
Kaydon	21,675	-	-	21,675	592	-	-	592
Precision Castparts	22,740	-	-	22,740	1,362	-	-	1,362
Total Metal Processors & Fabricators								1,954
Metal-Aluminum - 0.4%
Alcoa	86,620	-	139,042	225,662	636	-	1,021	1,657
Total Metal-Aluminum								1,657
Multi-line Insurance - 0.4%
MetLife	-	-	81,430	81,430	-	-	1,854	1,854
Total Multi-line Insurance								1,854
Multimedia - 0.7%
Factset Research Systems	41,125	-	-	41,125	2,056	-	-	2,056
Walt Disney	-	-	54,670	54,670	-	-	993	993
Total Multimedia								3,049
Networking Products - 1.8%
Atheros Communications*	69,500	-	-	69,500	1,019	-	-	1,019
Cisco Systems*	-	135,530	107,210	242,740	-	2,273	1,798	4,071
Juniper Networks*	100,730	-	-	100,730	1,517	-	-	1,517
Starent Networks*	-	82,060	-	82,060	-	1,297	-	1,297
Total Networking Products								7,904
Office Furnishings-Original - 0.0%
Interface, Cl A	12,400	-	-	12,400	$37	$-	$-	$37
Total Office Furnishings-Original								37
Oil & Gas Drilling - 0.1%
Atlas America	73,737	-	-	73,737	645	-	-	645
Total Oil & Gas Drilling								645
Oil Companies-Exploration & Production - 2.5%
Arena Resources*	32,825	-	-	32,825	836	-	-	836
Denbury Resources*	50,650	-	-	50,650	753	-	-	753
EQT	90,900	-	-	90,900	2,848	-	-	2,848
PetroHawk Energy*	66,010	-	-	66,010	1,269	-	-	1,269
Questar	32,690	-	-	32,690	962	-	-	962
Range Resources	41,760	-	-	41,760	1,719	-	-	1,719
Southwestern Energy*	79,365	-	-	79,365	2,356	-	-	2,356
Total Oil Companies-Exploration & Production								10,743
Oil Companies-Integrated - 0.7%
BP ADR	-	-	71,680	71,680	-	-	2,874	2,874
Total Oil Companies-Integrated								2,874
Oil Field Machinery & Equipment - 0.6%
Cameron International*	64,000	-	-	64,000	1,404	-	-	1,404
Dresser-Rand Group*	55,060	-	-	55,060	1,217	-	-	1,217
Total Oil Field Machinery & Equipment								2,621
Oil-Field Services - 2.1%
Core Laboratories	28,950	-	-	28,950	2,118	-	-	2,118
Halliburton	-	-	111,610	111,610	-	-	1,727	1,727
Oceaneering International*	42,750	-	-	42,750	1,576	-	-	1,576
Oil States International*	43,900	-	-	43,900	589	-	-	589
Schlumberger	-	21,600	-	21,600	-	877	-	877
Weatherford International*	189,250	-	-	189,250	2,095	-	-	2,095
Total Oil-Field Services								8,982
Patient Monitoring Equipment - 0.1%
Masimo*	16,200	-	-	16,200	470	-	-	470
Total Patient Monitoring Equipment								470
Pharmacy Services - 0.9%
Express Scripts*	66,335	-	-	66,335	3,063	-	-	3,063
Omnicare	25,640	-	-	25,640	628	-	-	628
Total Pharmacy Services								3,691
Physical Therapy/Rehabilitation Centers - 0.2%
Psychiatric Solutions*	51,200	-	-	51,200	805	-	-	805
Total Physical Therapy/Rehabilitation Centers								805
Pipelines - 0.8%
El Paso	-	-	405,935	405,935	-	-	2,537	2,537
Enbridge	30,200	-	-	30,200	870	-	-	870
Total Pipelines								3,407
Printing-Commercial - 0.2%
VistaPrint*	30,140	-	-	30,140	829	-	-	829
Total Printing-Commercial								829
Private Corrections - 0.4%
Corrections Corp of America*	132,925	-	-	132,925	1,703	-	-	1,703
Total Private Corrections								1,703
Property/Casualty Insurance - 0.6%
ProAssurance*	53,325	-	-	53,325	2,486	-	-	2,486
Total Property/Casualty Insurance								2,486
Quarrying - 0.1%
Compass Minerals International	5,725	-	-	5,725	323	-	-	323
Total Quarrying								323
Racetracks - 0.0%
Penn National Gaming*	3,500	-	-	3,500	85	-	-	85
Total Racetracks								85
Reinsurance - 1.1%
Axis Capital Holdings	97,700	-	-	97,700	2,202	-	-	2,202
Berkshire Hathaway, Cl B*	-	-	950	950	-	-	2,679	2,679
Total Reinsurance								4,881
REITs-Apartments - 0.3%
Essex Property Trust	23,000	-	-	23,000	1,319	-	-	1,319
Total REITs-Apartments								1,319
REITs-Diversified - 0.7%
Digital Realty Trust	91,655	-	-	91,655	3,041	-	-	3,041
Total REITs-Diversified								3,041
REITs-Mortgage - 0.7%
Annaly Capital Management	230,225	-	-	230,225	3,193	-	-	3,193
Total REITs-Mortgage								3,193
REITs-Office Property - 0.5%
Alexandria Real Estate Equities	26,525	-	-	26,525	966	-	-	966
Corporate Office Properties Trust	49,650	-	-	49,650	1,233	-	-	1,233
Total REITs-Office Property								2,199
Rental Auto/Equipment - 0.4%
Aaron Rents	59,025	-	-	59,025	1,574	-	-	1,574
Total Rental Auto/Equipment								1,574
Respiratory Products - 0.5%
ResMed*	57,925	-	-	57,925	2,047	-	-	2,047
Total Respiratory Products								2,047
Retail-Apparel/Shoe - 1.3%
Guess?	138,995	-	-	138,995	2,930	-	-	2,930
Nordstrom	60,890	-	-	60,890	1,020	-	-	1,020
Urban Outfitters*	105,220	-	-	105,220	1,722	-	-	1,722
Total Retail-Apparel/Shoe								5,672
Retail-Auto Parts - 0.7%
O'Reilly Automotive*	92,225	-	-	92,225	3,229	-	-	3,229
Total Retail-Auto Parts								3,229
Retail-Computer Equipment - 0.9%
GameStop, Cl A*	132,460	-	-	132,460	3,712	-	-	3,712
Total Retail-Computer Equipment								3,712
Retail-Consumer Electronics - 0.4%
Best Buy	41,890	-	-	41,890	1,590	-	-	1,590
Total Retail-Consumer Electronics								1,590
Retail-Discount - 0.6%
Costco Wholesale	-	-	56,850	56,850	-	-	2,633	2,633
Total Retail-Discount								2,633
Retail-Drug Store - 0.7%
CVS Caremark	-	-	105,690	105,690	-	-	2,905	2,905
Total Retail-Drug Store								2,905
Retail-Regional Department Store - 0.7%
Kohl's*	69,050	-	-	69,050	2,922	-	-	2,922
Total Retail-Regional Department Store								2,922
Retail-Restaurants - 1.4%
Burger King Holdings	76,650	-	-	76,650	$1,759	$-	$-	$1,759
Darden Restaurants	62,990	-	-	62,990	2,158	-	-	2,158
Yum! Brands	75,880	-	-	75,880	2,085	-	-	2,085
Total Retail-Restaurants								6,002
Schools - 1.1%
Apollo Group, Cl A*	-	18,130	-	18,130	-	1,420	-	1,420
ITT Educational Services*	8,050	-	-	8,050	977	-	-	977
New Oriental Education & Technology Group ADR*	26,225	-	-	26,225	1,318	-	-	1,318
Strayer Education	-	5,350	-	5,350	-	962	-	962
Total Schools								4,677
Semiconductor Components-Integrated Circuits - 0.7%
Marvell Technology Group*	-	265,200	-	265,200	-	2,429	-	2,429
Maxim Integrated Products	-	-	60,506	60,506	-	-	799	799
Total Semiconductor Components-Integrated Circuits								3,228
Semiconductor Equipment - 1.5%
ASML Holding	38,250	27,200	-	65,450	670	476	-	1,146
Kla-Tencor	76,910	-	-	76,910	1,538	-	-	1,538
Lam Research*	69,780	-	-	69,780	1,589	-	-	1,589
Varian Semiconductor Equipment Associates*	80,445	21,100	-	101,545	1,742	457	-	2,199
Total Semiconductor Equipment								6,472
Soap & Cleaning Preparation - 0.4%
Church & Dwight	33,300	-	-	33,300	1,739	-	-	1,739
Total Soap & Cleaning Preparation								1,739
Software Tools - 0.1%
VMware, Cl A*	-	18,700	-	18,700	-	442	-	442
Total Software Tools								442
Steel Pipe & Tube - 0.3%
Valmont Industries	24,200	-	-	24,200	1,215	-	-	1,215
Total Steel Pipe & Tube								1,215
Steel-Producers - 0.5%
Nucor	20,220	-	-	20,220	772	-	-	772
Steel Dynamics	146,470	-	-	146,470	1,290	-	-	1,290
Total Steel-Producers								2,062
Superconductor Production & Systems - 0.3%
American Superconductor*	86,900	-	-	86,900	1,504	-	-	1,504
Total Superconductor Production & Systems								1,504
Telephone-Integrated - 0.4%
Verizon Communications	-	62,400	-	62,400	-	1,884	-	1,884
Total Telephone-Integrated								1,884
Therapeutics - 0.4%
BioMarin Pharmaceuticals*	128,825	-	-	128,825	1,591	-	-	1,591
Total Therapeutics								1,591
Tools-Hand Held - 0.1%
Snap-On	24,025	-	-	24,025	603	-	-	603
Total Tools-Hand Held								603
Transactional Software - 0.5%
Solera Holdings*	87,125	-	-	87,125	2,159	-	-	2,159
Total Transactional Software								2,159
Transport-Rail - 0.1%
Kansas City Southern*	37,125	-	-	37,125	472	-	-	472
Total Transport-Rail								472
Transport-Services - 0.6%
CH Robinson Worldwide	35,730	-	-	35,730	1,630	-	-	1,630
FedEx	-	-	22,700	22,700	-	-	1,010	1,010
Total Transport-Services								2,640
Vitamins & Nutrition Products - 0.3%
Mead Johnson Nutrition, Cl A*	-	39,340	-	39,340	-	1,136	-	1,136
Total Vitamins & Nutrition Products								1,136
Web Hosting/Design - 0.2%
Equinix*	-	17,076	-	17,076	-	959	-	959
Total Web Hosting/Design								959
Web Portals/ISP - 1.3%
Google, Cl A*	-	6,820	5,340	12,160	-	2,374	1,859	4,233
Netease.com ADR*	-	47,700	-	47,700	-	1,281	-	1,281
Total Web Portals/ISP								5,514
Wireless Equipment - 3.9%
American Tower, Cl A*	121,760	81,790	-	203,550	3,705	2,489	-	6,194
Crown Castle International*	-	21,650	-	21,650	-	442	-	442
InterDigital*	-	71,070	-	71,070	-	1,835	-	1,835
Nokia ADR	-	-	199,960	199,960	-	-	2,333	2,333
Qualcomm	-	125,920	-	125,920	-	4,900	-	4,900
SBA Communications, Cl A*	-	55,310	-	55,310	-	1,289	-	1,289
Total Wireless Equipment								16,993
X-Ray Equipment - 0.2%
Hologic*	58,419	-	-	58,419	765	-	-	765
Total X-Ray Equipment								765
Total Common Stock (Cost $311,577)					265,113	90,461	58,254	413,828
Investment Company - 1.6%
Growth-Mid Cap - 1.6%
Midcap SPDR Trust, Series 1	77,925	-	-	77,925	6,908	-	-	6,908
Total Growth-Mid Cap								6,908
Total Investment Company (Cost $6,586)					6,908	-	-	6,908
Money Market Fund - 3.0%
Dreyfus Cash Management Fund, Institutional Class, 0.761% (A)	4,927,774	5,016,955	2,896,059	12,840,788	4,928	5,017	2,896	12,841
Total Money Market Fund (Cost $12,841)					4,928	5,017	2,896	12,841
Total Investments - 100.7% (Cost $471,001)					276,949	95,478	61,150	433,577
Other Assets and Liabilities, Net - (0.7)%					(1,754)	(1,142)	(146)	(3,042)
Total Net Assets - 100.0%					$275,195	$94,336	$61,004	$430,535

* Non-income producing security.
(A) - The rate reported represents the 7-day effective yield as of March 31, 2009
ADR - American Depository Receipt
Cl - Class
HMO - Health Maintenance Organization
ISP - Internet Service Provider
R&D - Research and Development
REITs - Real Estate Investment Trusts

Amounts designated as "-" are either $0 or have been rounded to $0
Cost figures are shown with "000's" omitted.

Other information:

The Funds utilize various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2009 in valuing each Fund’s net assets were as follows:

Old Mutual
Columbus Circle
		Technology and		Pro Forma
	Old Mutual	Communications	Old Mutual	Old Mutual
	Growth Fund	Fund	Focused Fund	Focused Fund
Valuation Inputs	Investments (000)	Investments (000)	Investments (000)	Investments (000)
Level 1 – quoted prices	$276,949	$95,478	$61,150	$433,577
Level 2 – other significant observable inputs	-	-	-	-
Level 3 – significant unobservable inputs	-	-	-	-
Total	$276,949	$95,478	$61,150	$433,577

The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Statement of Assets & Liabilities (000, excluding shares)
As of March 31, 2009 (Unaudited)

	Old Mutual Growth Fund	Old Mutual Columbus Circle Technology and Communications Fund	Old Mutual Focused Fund	Pro Forma Adjustments		Pro Forma Old Mutual Focused Fund
Assets:
Investment Securities, at cost	$322,954	$85,662	$62,385			$471,001
Investment Securities, at value	$276,949	$95,478	$61,150			$433,577
Receivable for Capital Shares Sold	49	22	85			156
Receivable for Investment Securities Sold	199	892	426			1,517
Receivable for Dividends and Interest	402	10	99			511
Receivable from Investment Adviser	-	-	15	(15)	(2)	-
Other Assets	4	1	1			6
Total Assets	277,603	96,403	61,776	(15)		435,767
Liabilities:
Payable for Management Fees	182	72	37			291
Payable to Investment Adviser	466	193	-	(373)	(2)	286
Payable for Capital Shares Redeemed	124	72	60			256
Payable for Investment Securities Purchased	1,132	1,511	580			3,223
Payable for Trustees' Fees	8	2	1			11
Payable for Distribution and Service Fees	-	-	1			1
Accrued Expenses	496	217	93	358	(2)	1,164
Total Liabilities	2,408	2,067	772	(15)		5,232
Net Assets	$275,195	$94,336	$61,004	$-		$430,535
Net Assets:
Paid-in Capital†	$1,529,177	$2,485,848	$170,014			$4,185,039
Undistributed Net Investment Income	24,045	1,624	258			25,927
Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts, Written Options and Secuities Sold Short	(1,232,022)	(2,402,952)	(108,033)			(3,743,007)
Net Unrealized Appreciation or (Depreciation) on Investments, Securities Sold Short and Futures Contracts	(46,005)	9,816	(1,235)			(37,424)
Net Assets	275,195	94,336	61,004			430,535
Net Assets - Class Z	$263,873	$87,360	$42,976			$394,209
Net Assets - Class A	232	1,026	1,950			3,208
Net Assets - Class C	1,221	763	627			2,611
Net Assets - Institutional Class	9,869	5,187	15,451			30,507
Outstanding Shares of Beneficial Interest - Class Z	16,579,022	8,756,222	2,947,167	(1,245,203)	(1)	27,037,208
Outstanding Shares of Beneficial Interest - Class A	14,789	104,452	135,008	(32,091)	(1)	222,158
Outstanding Shares of Beneficial Interest - Class C	81,101	80,806	45,076	(19,392)	(1)	187,591
Outstanding Shares of Beneficial Interest - Institutional Class	622,592	518,072	1,056,548	(110,858)	(1)	2,086,354
Net Asset Value, Offering and Redemption Price Per Share - Class Z*	$15.92	$9.98	$14.58			$14.58
Net Asset Value and Redemption Price Per Share - Class A*	$15.70	$9.83	$14.44			$14.44
Maximum Offering Price Per Share Class A**	$16.66	$10.43	$15.32			$15.32
Net Asset Value, Offering and Redemption Price Per Share - Class C††*	$15.06	$9.44	$13.92			$13.92
Net Asset Value, Offering and Redemption Price Per Share - Institutional Class*	$15.85	$10.01	$14.62			$14.62

† Par Value of $0.001, unlimited authorization
†† Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
* Net assets divided by shares may not calculate to the stated NAV because the amounts are shown rounded
** Maximum Offering Price Per Share is equal to Net Asset Value/94.25%
(1) Reflects increase in shares outstanding (calculation equals Class Net Assets/Net Asset Value per share).
(2) Reflects increase in Accrued Expenses and Receivable from the Investment Adviser for reorganization related costs to be incurred by each Fund, subject to applicable expense limitations (See Note 6) and to net the affiliated receivable and payable.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Pro Forma Statement of Operations (000)
For the Year Ended March 31, 2009 (Unaudited)

	Old Mutual Growth Fund		Old Mutual Columbus Circle Technology & Communications Fund		Old Mutual Focused Fund	Pro Forma Adjustments		Pro Forma Old Mutual Focused Fund
Investment Income:
Dividends	$3,844		$795		$1,898			$6,537
Settlement Income	24,318	(1)	2,651	(1)	-			26,969
Other Income	-		1		-			1
Less: Foreign Taxes Withheld	(39)		(31)		(3)			(73)
Total Investment Income	28,123		3,416		1,895			33,434
Expenses:
Management Fees	3,011		1,168		589	(650)	(4)	4,118
Distribution and Service fees:
Class A	1		4		6			11
Class C	18		16		5			39
Professional Fees	38		(1)		48	(15)	(2)	70
Registration and SEC Fees	180		109		142	(287)	(2)	144
Custodian Fees	51		16		6	(57)	(2)	16
Printing Fees	239		79		105	(37)	(2)	386
Trustees' Fees	38		11		5			54
Transfer Agent Fees	1,610		916		189			2,715
Other Expenses	48		25		16	(8)	(2)	81
Total Expenses	5,234		2,343		1,111	(1,054)		7,634
Less:
Net (Waiver) Recoupment of Management Fees	(1,156)		(551)		(304)	(187)	(3)	(2,198)
Net Expenses	4,078		1,792		807	(1,241)		5,436
Net Investment Income	24,045		1,624		1,088	1,241		27,998
Net Realized Loss from Security Transactions	(76,313)		(34,024)		(33,358)			(143,695)
Net Realized Loss on Written Option Contracts	-		(469)		-			(469)
Net Realized Gain on Foreign Currency Transactions	1		-		-			1
Net Change in Unrealized Appreciation (Depreciation) on Investments	(111,647)		(10,634)		446			(121,835)
Net Change in Unrealized Depreciation on Written Option Contracts	-		(24)		-			(24)
Net Realized and Unrealized Loss on Investments	(187,959)		(45,151)		(32,912)			(266,022)
Increase (Decrease) in Net Assets Resulting from Operations	$(163,914)		$(43,527)		$(31,824)	$1,241		$(238,024)

(1) During the year ended March 31, 2009, the Fund received a one-time distribution of settlement funds from the Pilgrim, Baxter & Associates, Ltd. fair fund.
(2) Reflects adjustment in expenses due to elimination of duplicative services.
(3) Reflects adjustment in waiver of management fees due to the reduction in total expenses and expense limitations.
 (4) Management Fees have been adjusted to reflect the estimated expense upon reorganization (utilizing the Focused Fund fee schedule and the combined entity's average net assets for the year ended March 31, 2009).

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the pro forma financial statements.

Notes to Pro Forma Financial Statements
As of March 31, 2009 (Unaudited)

Note 1 – Plan of Reorganization

On July 28, 2009, the Board of Trustees of Old Mutual Funds II (the “Trust”) approved a Plan of Reorganization for the Old Mutual Growth Fund (the “Growth Fund”) and a separate Plan of Reorganization for the Old Mutual Columbus Circle Technology and Communications Fund (the “Technology & Communications Fund”) (collectively referred to as the “Plans”) and authorized the submission of the Plans to shareholders for approval.  Each Plan of Reorganization is separate and not dependent on the approval of the Plan of Reorganization submitted to the other fund shareholders.  If each Plan is approved by its respective shareholders, the Growth Fund and Technology & Communications Fund (together the “Selling Funds”) will reorganize into Old Mutual Focused Fund (the “Acquiring Fund” or “Focused Fund” and together with the Growth Fund and the Technology & Communications Fund, the “Funds”) (the “Reorganization”).  The Focused Fund will acquire all of the assets of the Growth Fund and Technology & Communications Fund (subject to any existing liabilities), in exchange for a number of shares of the Focused Fund equal in value to the net assets of the Growth Fund and Technology & Communications Fund at the time of the Reorganization.  The Reorganization will be accounted for as a tax-free reorganization of investment companies.

The unaudited Pro Forma Schedule of Investments, Pro Forma Statement of Assets and Liabilities and Pro Forma Statement of Operations (“Pro Forma Statements”) reflect the accounts of the Funds as of March 31, 2009 and represent three separate potential scenarios (approval  obtained by Growth Fund shareholders only; approval obtained from Technology & Communications Fund shareholders only; or approval obtained from shareholders of both the Selling Funds).  The Pro Forma Schedule of Investments and Pro Forma Statement of Assets and Liabilities assumes the combination was consummated after the close of business on March 31, 2009.  The Pro Forma Statement of Operations assumes the combination was consummated at the beginning of the fiscal year ended March 31, 2009.  The accompanying Pro Forma Statements should be read in conjunction with the historical financial statements of the Growth Fund, Technology & Communications Fund and Focused Fund (each a “Fund”), which are included in their respective annual reports dated March 31, 2009 and incorporated by reference in the Statement of Additional Information dated July 29, 2009.

Note 2 – Use of Estimates

The Pro Forma Statements are prepared in conformity with accounting principles generally accepted in the United States and may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Note 3 - Security Valuation

Each of the Funds adheres to the following security valuation policy.  Investment securities of the Funds, including securities sold short, that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter (“OTC”) (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (the “Valuation Time”) or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with the Fair Value Procedures established by the Board of Trustees of the Trust (the “Board”). The Funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust’s Fair Value Procedures are implemented through a Valuation Committee (the “Committee”). Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to fair valued securities for purposes of calculating a Fund’s net asset value (“NAV”). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over the counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Fund’s investment adviser, Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Adviser”) determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. The aggregate value by input level, as of March 31, 2009, for each Fund’s investments is included in the Pro Forma Schedule of Investments.

Note 4 – Capital Share Transactions

The unaudited pro forma net asset value per share assumes additional shares of the Acquiring Fund issued in connection with the proposed acquisition of the Selling Funds as of March 31, 2009.  The number of additional shares issued was calculated by dividing the value of the assets, net of liabilities, of the Selling Funds by the net asset value per share of the Acquiring Fund.

Note 5 – Unaudited Pro Forma Adjustments

The accompanying unaudited pro forma financial statements reflect changes in Fund shares as if the Reorganization had taken place on March 31, 2009.  The Selling Funds’ expenses were adjusted assuming the Acquiring Fund’s fee and expense structure was in effect for the twelve month period ended March 31, 2009 and for estimated reductions due to the elimination of duplicate expenses.  No adjustments to securities positions were required to present the pro forma financial statements.

Note 6 – Reorganization Costs

The Funds shall bear any expenses incurred in connection with the Plan and the transactions contemplated hereby, subject to applicable expense limitations.  Costs associated with the Reorganization generally include printing and mailing costs, solicitation costs, legal costs and costs paid to the Funds’ independent registered public accounting firm.  All Reorganization costs will be allocated to the Funds on the basis of relative net assets.

Note 7 – Federal Income Taxes

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains.  Accordingly, no provision has been made for federal income taxes.

Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains.  The Acquiring Fund will succeed to the tax attributes of the Selling Funds, including any available capital loss carryforwards, as of the Closing Date.  Based on the respective net asset values of the Funds as of June 30, 2009, the Transaction will result in a more than 50% “change in ownership” of each of the Technology and Communications Fund and Focused Fund.  As a result, the capital loss carryovers (together with any current year realized capital gain/loss and unrealized appreciation/depreciation in value of investments, collectively referred to as “total net capital loss carryovers”) of the Technology and Communications Fund and Focused Fund will be subject to an annual limitation for federal income tax purposes.  In addition, for five years beginning after the Closing Date, the Acquiring Fund will not be permitted to offset gains “built-in” to either of the Selling Funds or Acquiring Fund at the time of the Transaction against capital losses (including capital loss carry-forwards) built in to one of the other Funds at the time of the Transaction.  The total net capital loss carryovers of the Funds, and the approximate annual limitation on the use of the Technology and Communications Fund’s and Focused Fund’s total net capital loss carryovers following the Transaction are as follows:

	Growth Fund	Technology and Communications Fund	Focused Fund

Capital loss carryovers (1)
Expiring 2010	-	$(1,941,003,000)	$(73,272,000)
Expiring 2011	-	$(425,950,000)	-
Expiring 2013	$(841,900,000)	-	-
Expiring 2014	$(312,740,000)	-	-
Expiring 2017	$(16,138,000)	$(8,423,000)	$(17,649,000)
Realized capital gain (loss) on a book basis at 6/30/09	$(9,090,266)	$6,007,938	$1,032,208
Unrealized appreciation (depreciation) on a book basis at 6/30/2009	$9,243,661	$22,938,327	$9,503,498
Total net capital loss carryovers	$(1,170,624,605)	$(2,346,429,735)	$(80,385,294)
Unrealized appreciation (depreciation) as a percentage of NAV	3%	20%	12%
Net asset value at 6/30/09	$322,830,336	$112,814,172	$79,240,759
Long-term tax-exempt rate [August 2009]	n/a	4.48%	4.48%
Annual limitation	n/a	$5,054,075	$3,549,986

(1) As of the close of each Fund’s fiscal year ended March 31, 2009.

The actual annual loss limitations will equal the aggregate net asset values of the Technology and Communications Fund and Focused Fund on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes (such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments of such Fund on the Closing Date that is recognized in a taxable year). These annual limitations on use of the Technology and Communications Fund’s and Focused Fund’s total net capital loss carryovers will likely be material, but, in the case of the Technology and Communications Fund, it is likely that its capital loss carryovers would not have been fully utilized in any event before they expired because of the amount of such Fund’s capital loss carryovers relative to its aggregate net asset value.  However, the total net capital loss carryovers of the Growth Fund will continue to be available without limitation to the benefit of all of the shareholders of the Funds, provided, among other things, that the aggregate net asset value of the Growth Fund on the Closing Date equals or exceeds 50% of the aggregate net asset values of all of the Funds on a combined basis on the Closing Date.  This being the case, the benefits of the Growth Fund’s total net capital loss carryovers will accrue post-Transaction to the shareholders of all three Funds.  This might be viewed as resulting in a slight reduction in the available tax benefits for the shareholders of the Growth Fund, although such capital loss carryovers are a tax benefit only to the extent such losses offset future capital gains and, moreover, it is likely that the Growth Fund’s capital loss carryovers would not have been fully utilized in any event before they expired because of the amount of the Growth Fund’s capital loss carryovers relative to its aggregate net asset value.

Note 8 – Litigation

PBHG Funds (now known as Old Mutual Funds II) and PBHG Fund Distributors (now known as Old Mutual Investment Partners) have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates a number of individual class action suits and derivative suits based on similar claims, which were previously filed against PBHG Funds and PBHG Fund Distributors in other jurisdictions, and were transferred to the U.S. District Court for the District of Maryland. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of PBHG Fund Distributors as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of PBHG Funds’ 12b-1 Plan.

Any potential resolution of the Civil Litigation may include, but not be limited to, judgments or settlements for damages against any named defendant. Old Mutual Capital does not believe that the outcome of the Civil Litigation will materially affect the Funds or its ability to carry out its duty as investment adviser to the Funds.

PART C:  OTHER INFORMATION

Item 15.               Indemnification

The Agreement and Declaration of Trust of the Registrant includes the following:

ARTICLE VIII
LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 8.1.                      Limitation of Liability.  A Trustee or officer, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

Section 8.2.                      Indemnification of Covered Persons.  Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

Section 8.3.                      Indemnification of Shareholders.  In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of his being or having been a Shareholder of the Trust or any Portfolio or Class and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable Portfolio, to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law.  The Trust, on behalf of the affected Portfolio, shall upon request by the Shareholder, assume the defense of any such claim made against the Shareholder for any act or obligation of that Portfolio.

The Bylaws of the Registrant include the following:

ARTICLE VIII

INDEMNIFICATION

Section 1.                      Indemnification.  For the purpose of this Section 1, “Trust” includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction; “proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and “expenses” includes without limitation attorney’s fees and any expenses of establishing a right to indemnification under this Section 1.

(a)           The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful.  The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.  The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

(b)           The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

(c)           Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person’s office with the Trust.

Section 2.                      Advance Payments of Indemnifiable Expenses.  To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Item 16.  Exhibits

(1)	Amended and Restated Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(a)	First Amendment to Amended and Restated Agreement and Declaration of Trust, as amended August 2, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(b)	Second Amendment to Amended and Restated Agreement and Declaration of Trust, as amended effective November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(c)	Amended Schedule A to Agreement and Declaration of Trust, as amended March 27, 2009. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(2)	Amended and Restated Bylaws dated May 21, 2008. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(3)	Not applicable

(4)           Plan of Reorganization

(a)
A copy of the Plan of Reorganization to be adopted in connection with the reorganization of the Old Mutual Columbus Circle Technology and Communications Fund with and into the Old Mutual Focused Fund is attached as Appendix I to the combined proxy statement and prospectus related to such reorganization and incorporated herein by reference.

(b)
A copy of the Plan of Reorganization to be adopted in connection with the reorganization of the Old Mutual Growth Fund with and into the Old Mutual Focused Fund is attached as Appendix I to the combined proxy statement and prospectus related to such reorganization and incorporated herein by reference.

(5)	Instruments Defining Rights of Security Holders

(a)	Articles II, VI, VII and IX of the Amended and Restated Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(b)	Article IV of the Amended and Restated Bylaws. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(6)	Investment Advisory Agreements

(a)	Management Agreement by and between the Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)	First Amendment dated December 21, 2006 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(ii)	Second Amendment dated April 25, 2008 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(iii)	Third Amendment dated March 27, 2009 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(b)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Columbus Circle Technology and Communications Fund, Old Mutual Capital, Inc. and Columbus Circle Investors dated May 17, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(c)
Investment Sub-Advisory Agreement dated by and among the Registrant, on behalf of the Old Mutual Growth Fund, Old Mutual Capital, Inc. and Munder Capital Management dated December 29, 2006.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(d)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Growth Fund and Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Turner Investment Partners, Inc. dated May 17, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)
First Amendment dated April 25, 2008 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Growth Fund and Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Turner Investment Partners, Inc. dated May 17, 2006.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(ii)
Second Amendment dated March 27, 2009 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Growth Fund and Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Turner Investment Partners, Inc. dated May 17, 2006.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(7)	Distribution Agreement

(a)	Distribution Agreement dated July 8, 2004 by and between the Registrant and Old Mutual Investment Partners. Incorporated herein by reference to PEA No. 77 filed on October 19, 2004.

(i)	First Amendment dated March 1, 2006 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(ii)	Second Amendment dated November 1, 2006 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(iii)	Third Amendment dated June 4, 2007 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(iv)	Fourth Amendment dated November 19, 2007 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(v)	Fifth Amendment dated April 25, 2008 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(vi)	Sixth Amendment dated March 27, 2009 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(8)	Not Applicable

(9)	Custodian Agreement

(a)
Custody Agreement, entered into as of November 1, 2007 with effective dates as indicated on Schedule II thereto, by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)	First Amendment dated March 27, 2009 to Custody Agreement by and between the Registrant and The Bank of New York. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(b)
Foreign Custody Manager Agreement, entered into as of November 1, 2007 with an effective date of December 10, 2007, by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(10)	Plan under Rule 12b-1 and Rule 18f-3 Multiple Class Plan

(a)	Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.

(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(ii)	Amendment dated June 4, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class A shares. Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(iii)	Amendment dated April 25, 2008 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class A shares. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(b)	Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.

(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(ii)	Amendment dated June 4, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class C shares. Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(iii)	Amendment dated April 25, 2008 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class C shares. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(c)	Rule 18f-3 Multiple Class Plan as amended August 8, 2009. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(11)	Forms of opinions of Stradley Ronon Stevens & Young, LLP regarding validity of shares and related consents. Filed herewith as an Exhibit.

(12)	[Opinions of Stradley Ronon Stevens & Young, LLP regarding tax matters and related consents to be filed by post-effective amendment.]

(13)	Other Material Contracts

(a)
Fund Sub-Administration and Accounting Agreement, entered into as of November 1, 2007 with effective dates as indicated on Exhibit A thereto, by and between Old Mutual Capital, Inc. and The Bank of New York.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)
First Amendment dated March 27, 2009 to Fund Sub-Administration and Accounting Agreement by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(b)	Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(i)
First Amendment dated September 17, 2008 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(ii)
Second Amendment dated March 1, 2009 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iii)
Amended Exhibit A dated May 5, 2009 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(c)	Amended and Restated Expense Limitation Agreement between Old Mutual Capital, Inc. and the Registrant. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(i)
First Amendment dated May 9, 2007 to the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant.  Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(ii)
Second Amendment dated January 23, 2008 to the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iii)
Third Amendment dated December 9, 2008 to the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(d)	Expense Limitation Agreement between the Registrant and Old Mutual Capital, Inc. dated January 23, 2008. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(i)
First Amendment dated May 21, 2008 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(ii)
Second Amendment dated December 9, 2008 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(iii)
Third Amendment dated March 6, 2009 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iv)
Fourth Amendment dated March 27, 2009 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(e)
Extended Expense Limitation Agreement between the Registrant, on behalf of each Fund except the Old Mutual TS&W Mid-Cap Value Fund, the Old Mutual Advantage Growth Fund, the Old Mutual Barrow Hanley Core Bond Fund, the Old Mutual Dwight High Yield Fund, and the Old Mutual Discover Value Fund, and Old Mutual Capital, Inc. dated June 4, 2007.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)
Amended Schedule A dated November 19, 2007 to Extended Expense Limitation Agreement dated June 4, 2007 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(f)
Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(i)
First Amendment dated December 9, 2008 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(ii)
Second Amendment dated March 6, 2009 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iii)
Third Amendment dated July 29, 2009 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(g)	Service Plan for the Registrant’s Class A and Class C Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.

(14)           Not applicable

(15)	Not applicable

(16)	Trustees’ Power of Attorney. Filed herewith as an Exhibit.

(17)	(a)	Code of Ethics of Registrant. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(b)	Code of Ethics of Old Mutual Capital, Inc. and Old Mutual Investment Partners. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(c)	Code of Ethics of Columbus Circle Investors. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(d)	Code of Ethics of Munder Capital Management. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(e)	Code of Ethics of Turner Investment Partners, Inc. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(f)	Form of proxy cards. Filed herewith as an Exhibit.

Item 17.               Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus in a post-effective amendment to this registration statement.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Denver, and State of Colorado, on the 31st day of July, 2009.

OLD MUTUAL FUNDS II
Registrant

By:	/s/ Julian F. Sluyters
Julian F. Sluyters
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
/s/ John R. Bartholdson	*	Trustee	July 31, 2009
John R. Bartholdson

/s/ Jettie M. Edwards	*	Trustee	July 31, 2009
Jettie M. Edwards

/s/ Albert A. Miller	*	Trustee	July 31, 2009
Albert A. Miller

/s/ Leigh A. Wilson	*	Trustee	July 31, 2009
Leigh A. Wilson

/s/ Thomas M. Turpin	*	Trustee	July 31, 2009
Thomas M. Turpin

/s/ Julian F. Sluyters		President and Principal	July 31, 2009
Julian F. Sluyters		Executive Officer

/s/ Robert T. Kelly		Treasurer and Principal	July 31, 2009
Robert T. Kelly		Financial Officer

*By	/s/ Andra C. Ozols
Andra C. Ozols
Attorney-in-Fact, pursuant to a power of attorney